UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4707

Fidelity Advisor Series II
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2004

Item 1. Reports to Stockholders

Fidelity® Advisor

Mid Cap II

Fund - Institutional Class

Annual Report

December 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Summary	<Click Here>	A summary of the fund's investments.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Average annual total returns take Fidelity® Advisor Mid Cap II Fund - Institutional Class' cumulative total return and show you what would have happened if Fidelity Advisor Mid Cap II Fund - Institutional Class shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the changes in the hypothetical $10,000 investment in the fund will appear in the fund's next annual report.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 12, 2004 to December 31, 2004). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (July 1, 2004 to December 31, 2004).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Beginning Account Value	Ending Account Value December 31, 2004	Expenses Paid During Period
Class A
Actual	$ 1,000.00	$ 1,252.00	$ 5.68B, D
HypotheticalA	$ 1,000.00	$ 1,018.60	$ 6.60C, D
Class T
Actual	$ 1,000.00	$ 1,251.00	$ 6.77B, D
HypotheticalA	$ 1,000.00	$ 1,017.34	$ 7.86C, D
Class B
Actual	$ 1,000.00	$ 1,248.00	$ 8.94B, D
HypotheticalA	$ 1,000.00	$ 1,014.83	$ 10.38C, D
Class C
Actual	$ 1,000.00	$ 1,249.00	$ 8.94B, D
HypotheticalA	$ 1,000.00	$ 1,014.83	$ 10.38C, D
Institutional Class
Actual	$ 1,000.00	$ 1,254.00	$ 4.59B, D
HypotheticalA	$ 1,000.00	$ 1,019.86	$ 5.33C, D

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 142/366 (to reflect the period August 12, 2004 to December 31, 2004).

C Hypothetical expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.30%
Class T	1.55%
Class B	2.05%
Class C	2.05%
Institutional Class	1.05%

D If changes to voluntary expense limitations effective February 1, 2005 had been in effect during the period, the annualized expense ratios and the expenses paid in the actual and hypothetical examples above would have been as follows:

Annual Report

	Annualized Expense Ratio	Expenses Paid
Class A	1.25%
Actual		$ 5.46B
HypotheticalA		$ 6.34C
Class T	1.50%
Actual		$ 6.55B
HypotheticalA		$ 7.61C
Class B	2.00%
Actual		$ 8.72B
HypotheticalA		$ 10.13C
Class C	2.00%
Actual		$ 8.73B
HypotheticalA		$ 10.13C
Institutional Class	1.00%
Actual		$ 4.37B
HypotheticalA		$ 5.08C

A 5% return per year before expenses

B Actual expenses are for the period August 12, 2004 to December 31, 2004.

C Hypothetical expenses are for the one-half year period.

Annual Report

Investment Summary

Top Ten Stocks as of December 31, 2004
% of fund's net assets
Newmont Mining Corp.	2.7
Nucor Corp.	2.6
Invitrogen Corp.	2.6
Steel Dynamics, Inc.	1.8
Archer-Daniels-Midland Co.	1.6
Charles River Laboratories International, Inc.	1.6
IPSCO, Inc.	1.4
Freeport-McMoRan Copper & Gold, Inc. Class B	1.3
AGCO Corp.	1.2
Caremark Rx, Inc.	1.2
18.0
Top Five Market Sectors as of December 31, 2004
% of fund's net assets
Materials	19.2
Health Care	15.6
Energy	13.6
Industrials	10.8
Consumer Discretionary	10.7
Asset Allocation (% of fund's net assets)
As of December 31, 2004 *
Stocks 96.4%
Short-Term Investments and Net Other Assets 3.6%
* Foreign investments	27.0%

Annual Report

Investments December 31, 2004

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 10.7%
Auto Components - 1.6%
Autoliv, Inc.	5,230	$ 252,609
Bharat Forge Ltd.	2,701	67,175
BorgWarner, Inc.	5,300	287,101
Gentex Corp.	17,200	636,744
IMPCO Technologies, Inc. (a)	32,600	246,130
LKQ Corp. (a)	10,519	211,116
Nokian Tyres Ltd.	3,300	500,486
		2,201,361
Automobiles - 0.1%
Bajaj Auto Ltd.	1,000	26,155
Hero Honda Motors Ltd.	6,600	87,341
		113,496
Hotels, Restaurants & Leisure - 3.0%
Buffalo Wild Wings, Inc. (a)	6,564	228,493
Jack in the Box, Inc. (a)	100	3,687
Outback Steakhouse, Inc.	19,300	883,554
Red Robin Gourmet Burgers, Inc. (a)	7,100	379,637
Royal Caribbean Cruises Ltd.	18,400	1,001,696
Sonic Corp. (a)	49,500	1,509,750
		4,006,817
Household Durables - 1.3%
Alba PLC	18,821	231,158
Harman International Industries, Inc.	3,500	444,500
LG Electronics, Inc.	5,430	336,228
Rational AG	1,200	111,443
Sekisui House Ltd.	29,000	338,045
Toll Brothers, Inc. (a)	3,400	233,274
		1,694,648
Internet & Catalog Retail - 0.1%
Provide Commerce, Inc.	1,900	70,585
Rakuten, Inc.	9	10,280
Rakuten, Inc. New (a)	81	92,522
		173,387
Leisure Equipment & Products - 0.0%
Jumbo SA	9,300	72,415
Media - 0.6%
Astral Media, Inc. Class A (non-vtg.)	12,900	350,235
Clear Media Ltd. (a)	1,000	933
Salem Communications Corp. Class A (a)	900	22,455
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
SKY Perfect Communications, Inc.	179	$ 193,976
Zee Telefilms Ltd.	59,100	234,419
		802,018
Multiline Retail - 0.1%
Don Quijote Co. Ltd.	3,500	178,707
Specialty Retail - 2.7%
AC Moore Arts & Crafts, Inc. (a)	25,400	731,774
CarMax, Inc. (a)	22,500	698,625
Cost Plus, Inc. (a)	4,900	157,437
Hot Topic, Inc. (a)	11,700	201,123
KOMERI Co. Ltd.	23,000	626,477
Nitori Co. Ltd.	8,000	522,503
Pacific Sunwear of California, Inc. (a)	9,900	220,374
Peacock Group PLC	41,400	216,100
PETsMART, Inc.	800	28,424
RONA, Inc. (a)	2,900	98,600
Ross Stores, Inc.	700	20,209
Tiffany & Co., Inc.	1,700	54,349
Williams-Sonoma, Inc. (a)	1,300	45,552
		3,621,547
Textiles, Apparel & Luxury Goods - 1.2%
Columbia Sportswear Co. (a)	20,900	1,245,849
Folli Follie SA	1,400	41,022
Ted Baker PLC	32,240	298,833
		1,585,704
TOTAL CONSUMER DISCRETIONARY		14,450,100
CONSUMER STAPLES - 7.4%
Beverages - 0.0%
Jones Soda Co. (a)	2,200	7,590
Food & Staples Retailing - 0.4%
Massmart Holdings Ltd.	25,400	203,062
Plant Co. Ltd.	2,600	39,344
Whole Foods Market, Inc.	2,700	257,445
		499,851
Food Products - 6.4%
Archer-Daniels-Midland Co.	96,600	2,155,146
Barry Callebaut AG	726	180,313
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Food Products - continued
Bunge Ltd.	17,900	$ 1,020,479
Corn Products International, Inc.	25,700	1,376,492
Glanbia PLC	24,300	92,300
Green Mountain Coffee Roasters, Inc. (a)	1,072	26,907
Hershey Foods Corp.	18,200	1,010,828
IAWS Group PLC (Ireland)	700	11,585
Lindt & Spruengli AG	14	204,572
Lindt & Spruengli AG (participation certificate)	98	139,158
McCormick & Co., Inc. (non-vtg.)	17,900	690,940
People's Food Holdings Ltd.	327,000	300,533
PT Indofood Sukses Makmur Tbk	1,865,000	160,950
Smithfield Foods, Inc. (a)	44,400	1,313,796
Wimm-Bill-Dann Foods OJSC ADR (a)	1,200	17,172
		8,701,171
Household Products - 0.0%
Godrej Consumer Products Ltd. (a)	4,200	29,060
Personal Products - 0.6%
Estee Lauder Companies, Inc. Class A	2,100	96,117
Hengan International Group Co. Ltd.	442,000	290,011
Natura Cosmeticos SA	5,800	169,239
Shiseido Co. Ltd. ADR	15,700	226,865
		782,232
TOTAL CONSUMER STAPLES		10,019,904
ENERGY - 13.6%
Energy Equipment & Services - 9.7%
BJ Services Co.	23,400	1,089,036
Cal Dive International, Inc. (a)	16,900	688,675
Cooper Cameron Corp. (a)	11,100	597,291
Core Laboratories NV (a)	7,000	163,450
FMC Technologies, Inc. (a)	11,100	357,420
Global Industries Ltd. (a)	52,300	433,567
GlobalSantaFe Corp.	25,000	827,750
Gulf Island Fabrication, Inc.	7,600	165,908
Helmerich & Payne, Inc.	6,400	217,856
Input/Output, Inc. (a)	43,000	380,120
Nabors Industries Ltd. (a)	24,900	1,277,121
National-Oilwell, Inc. (a)	5,600	197,624
Noble Corp. (a)	12,500	621,750
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Energy Equipment & Services - continued
Oceaneering International, Inc. (a)	12,300	$ 459,036
Parker Drilling Co. (a)	72,100	283,353
Pason Systems, Inc.	23,000	709,167
Patterson-UTI Energy, Inc.	6,300	122,535
Pioneer Drilling Co. (a)	42,900	432,861
Precision Drilling Corp. (a)	5,000	314,667
Pride International, Inc. (a)	18,600	382,044
Rowan Companies, Inc. (a)	11,500	297,850
Smith International, Inc. (a)	6,600	359,106
Superior Energy Services, Inc. (a)	10,400	160,264
Transocean, Inc. (a)	18,900	801,171
Unit Corp. (a)	12,400	473,804
Varco International, Inc. (a)	35,700	1,040,655
Weatherford International Ltd. (a)	4,600	235,980
		13,090,061
Oil & Gas - 3.9%
Ashland, Inc.	100	5,838
Caltex Australia Ltd.	34,300	291,442
Comstock Resources, Inc. (a)	3,100	68,355
Golar LNG Ltd. (a)	17,600	256,008
Golar LNG Ltd. (Nasdaq) (a)	377	5,614
Niko Resources Ltd.	4,800	201,880
PetroKazakhstan, Inc. Class A	20,300	753,299
Premcor, Inc.	7,200	303,624
Southwestern Energy Co. (a)	28,100	1,424,389
Talisman Energy, Inc.	6,900	186,013
Tesoro Petroleum Corp. (a)	16,800	535,248
Valero Energy Corp.	25,900	1,175,860
World Fuel Services Corp.	700	34,860
		5,242,430
TOTAL ENERGY		18,332,491
FINANCIALS - 8.1%
Capital Markets - 0.4%
Deutsche Bank AG (NY Shares)	300	26,703
Investors Financial Services Corp.	1,700	84,966
Kotak Mahindra Bank Ltd.	12,100	80,154
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Capital Markets - continued
Matsui Securities Co. Ltd.	7,100	$ 247,457
Mitsubishi Securities Co. Ltd.	15,000	164,307
		603,587
Commercial Banks - 3.4%
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	1,100	82,687
Bank Austria Creditanstalt AG	6,900	622,453
Bank of Baroda	34,300	193,182
Bank of Fukuoka Ltd.	69,000	454,701
Bank of India	207,400	452,204
Bank of Yokohama Ltd.	83,000	523,460
Boston Private Financial Holdings, Inc.	3,500	98,595
Canara Bank	17,820	87,596
Capitalia Spa	325,900	1,490,318
Center Financial Corp., California	600	12,012
Commerce Bancorp, Inc., New Jersey	2,200	141,680
HDFC Bank Ltd. sponsored ADR	400	18,144
Hiroshima Bank Ltd.	12,000	63,497
State Bank of India	18,800	307,385
Wintrust Financial Corp.	1,600	91,136
		4,639,050
Diversified Financial Services - 0.4%
Moody's Corp.	1,800	156,330
TSX Group, Inc.	7,100	317,666
		473,996
Insurance - 2.7%
Assurant, Inc.	40,000	1,222,000
Brown & Brown, Inc.	1,300	56,615
MBIA, Inc.	800	50,624
Mercury General Corp.	900	53,928
Ohio Casualty Corp. (a)	3,600	83,556
Progressive Corp.	2,300	195,132
Reinsurance Group of America, Inc.	16,600	804,270
USI Holdings Corp. (a)	6,200	71,734
W.R. Berkley Corp.	22,300	1,051,891
		3,589,750
Real Estate - 0.9%
CBL & Associates Properties, Inc.	500	38,175
Corporate Office Properties Trust (SBI)	4,800	140,880
General Growth Properties, Inc.	4,700	169,952
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Real Estate - continued
Kimco Realty Corp.	6,800	$ 394,332
Pan Pacific Retail Properties, Inc.	3,700	231,990
Plum Creek Timber Co., Inc.	4,700	180,668
United Dominion Realty Trust, Inc. (SBI)	800	19,840
		1,175,837
Thrifts & Mortgage Finance - 0.3%
Doral Financial Corp.	3,800	187,150
Golden West Financial Corp., Delaware	2,600	159,692
		346,842
TOTAL FINANCIALS		10,829,062
HEALTH CARE - 15.6%
Biotechnology - 6.2%
Affymetrix, Inc. (a)	6,700	244,885
Charles River Laboratories International, Inc. (a)	45,724	2,103,761
Gen-Probe, Inc. (a)	400	18,084
Genentech, Inc. (a)	600	32,664
Global Bio-Chem Technology Group Co. Ltd.	282,000	185,030
Harvard Bioscience, Inc. (a)	34,411	159,323
ImmunoGen, Inc. (a)	4,600	40,664
Invitrogen Corp. (a)	51,800	3,477,334
Martek Biosciences (a)	3,400	174,080
Neogen Corp. (a)	1,600	36,240
QIAGEN NV (a)	140,000	1,533,000
Stratagene Corp. (a)	26,615	206,266
Strategic Diagnostics, Inc. (a)	25,900	90,650
		8,301,981
Health Care Equipment & Supplies - 2.2%
Edwards Lifesciences Corp. (a)	10,600	437,356
Epix Pharmaceuticals, Inc. (a)	4,000	71,640
Illumina, Inc. (a)	10,600	100,488
Integra LifeSciences Holdings Corp. (a)	1,800	66,474
Intuitive Surgical, Inc. (a)	1,400	56,028
Kinetic Concepts, Inc.	400	30,520
Meridian Bioscience, Inc.	4,000	69,560
Millipore Corp. (a)	8,900	443,309
Molecular Devices Corp. (a)	2,620	52,662
Ocular Sciences, Inc. (a)	1,300	63,713
Thermo Electron Corp. (a)	9,600	289,824
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Ventana Medical Systems, Inc. (a)	600	$ 38,394
Waters Corp. (a)	28,000	1,310,120
		3,030,088
Health Care Providers & Services - 5.8%
Aetna, Inc.	7,100	885,725
Caremark Rx, Inc. (a)	40,900	1,612,687
Cerner Corp. (a)	2,200	116,974
Community Health Systems, Inc. (a)	9,400	262,072
Covance, Inc. (a)	22,800	883,500
HealthExtras, Inc. (a)	7,100	115,730
Humana, Inc. (a)	8,300	246,427
ICON PLC sponsored ADR (a)	11,800	456,070
IMS Health, Inc.	43,300	1,004,993
Lifeline Systems, Inc. (a)	5,100	131,376
Molina Healthcare, Inc. (a)	4,900	227,262
Omnicare, Inc.	4,500	155,790
PAREXEL International Corp. (a)	13,700	278,110
Pharmaceutical Product Development, Inc. (a)	14,600	602,834
ProxyMed, Inc. (a)	6,400	62,848
ResCare, Inc. (a)	42,900	652,938
VCA Antech, Inc. (a)	2,700	52,920
		7,748,256
Pharmaceuticals - 1.4%
Bentley Pharmaceuticals, Inc. (a)	300	3,225
Connetics Corp. (a)	14,100	342,489
Dr. Reddy's Laboratories Ltd. ADR	5,100	101,133
Merck KGaA	10,000	686,686
Ranbaxy Laboratories Ltd. sponsored GDR	9,100	264,901
Roche Holding AG:
ADR (a)	300	34,464
(participation certificate)	1,971	225,218
Schering-Plough Corp.	12,000	250,560
		1,908,676
TOTAL HEALTH CARE		20,989,001
INDUSTRIALS - 10.8%
Aerospace & Defense - 1.2%
DRS Technologies, Inc. (a)	5,000	213,550
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Aerospace & Defense - continued
EDO Corp.	6,000	$ 190,500
L-3 Communications Holdings, Inc.	17,300	1,267,052
		1,671,102
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	1,300	72,176
Expeditors International of Washington, Inc.	900	50,292
Hub Group, Inc. Class A (a)	6,644	346,950
		469,418
Building Products - 0.2%
Simpson Manufacturing Co. Ltd.	2,300	80,270
Trex Co., Inc. (a)	2,300	120,612
		200,882
Commercial Services & Supplies - 2.8%
Bennett Environmental, Inc. (a)	1,600	5,680
Bright Horizons Family Solutions, Inc. (a)	22,087	1,430,354
ChoicePoint, Inc. (a)	12,200	561,078
Education Management Corp. (a)	1,300	42,913
Fullcast Co. Ltd.	177	506,307
Ionics, Inc. (a)	24,100	1,044,494
Princeton Review, Inc. (a)	20,024	123,148
The Brink's Co.	1,200	47,424
Universal Technical Institute, Inc.	700	26,684
		3,788,082
Construction & Engineering - 1.3%
Arcadis NV	100	1,842
Chicago Bridge & Iron Co. NV (NY Shares)	10,700	428,000
Dycom Industries, Inc. (a)	17,000	518,840
Fluor Corp.	1,800	98,118
Foster Wheeler Ltd. (a)	9,595	152,273
Jacobs Engineering Group, Inc. (a)	10,100	482,679
		1,681,752
Electrical Equipment - 0.5%
Baldor Electric Co.	2,400	66,072
Crompton Greaves Ltd.	3,900	26,885
Rockwell Automation, Inc.	10,700	530,185
Roper Industries, Inc.	1,100	66,847
		689,989
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Industrial Conglomerates - 0.1%
Teleflex, Inc.	2,300	$ 119,462
Machinery - 3.8%
AGCO Corp. (a)	76,000	1,663,640
CNH Global NV	17,500	338,975
CUNO, Inc. (a)	4,200	249,480
Dover Corp.	500	20,970
Flowserve Corp. (a)	32,000	881,280
Gardner Denver, Inc. (a)	2,000	72,580
Graco, Inc.	24,100	900,135
Harsco Corp.	5,900	328,866
Heidelberger Druckmaschinen AG (a)	4,100	139,046
Trinity Industries, Inc.	200	6,816
Wabtec Corp.	6,600	140,712
Watts Water Technologies, Inc. Class A	3,200	103,168
Zenon Environmental, Inc. (a)	11,100	216,913
		5,062,581
Marine - 0.1%
Alexander & Baldwin, Inc.	2,700	114,534
Road & Rail - 0.3%
Burlington Northern Santa Fe Corp.	4,700	222,357
Landstar System, Inc. (a)	700	51,548
Norfolk Southern Corp.	4,100	148,379
		422,284
Trading Companies & Distributors - 0.2%
MSC Industrial Direct Co., Inc. Class A	7,900	284,242
TOTAL INDUSTRIALS		14,504,328
INFORMATION TECHNOLOGY - 9.1%
Communications Equipment - 0.8%
NETGEAR, Inc. (a)	19,796	360,089
Plantronics, Inc.	4,900	203,203
Research In Motion Ltd. (a)	1,600	131,707
SafeNet, Inc. (a)	2,900	106,546
Tandberg ASA	22,200	275,350
		1,076,895
Electronic Equipment & Instruments - 3.2%
CDW Corp.	6,020	399,427
Dionex Corp. (a)	3,420	193,811
Elec & Eltek International Co. Ltd.	50,000	142,000
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
FLIR Systems, Inc. (a)	2,700	$ 172,233
Hon Hai Precision Industries Co. Ltd.	296,000	1,368,732
Keyence Corp.	600	134,492
Mettler-Toledo International, Inc. (a)	5,900	302,729
Symbol Technologies, Inc.	92,100	1,593,330
		4,306,754
Internet Software & Services - 1.0%
aQuantive, Inc. (a)	7,150	63,921
Digital River, Inc. (a)	3,500	145,635
RealNetworks, Inc. (a)	52,000	344,240
VeriSign, Inc. (a)	24,800	831,296
Websense, Inc. (a)	500	25,360
		1,410,452
IT Services - 1.1%
Affiliated Computer Services, Inc. Class A (a)	22,500	1,354,275
Lionbridge Technologies, Inc. (a)	28,300	190,176
		1,544,451
Office Electronics - 0.3%
Zebra Technologies Corp. Class A (a)	7,050	396,774
Semiconductors & Semiconductor Equipment - 1.3%
Analog Devices, Inc.	1,600	59,072
Cabot Microelectronics Corp. (a)	10,100	404,505
Cree, Inc. (a)	1,500	60,120
International Rectifier Corp. (a)	300	13,371
KLA-Tencor Corp. (a)	1,100	51,238
NVIDIA Corp. (a)	33,156	781,155
Skyworks Solutions, Inc. (a)	11,400	107,502
Varian Semiconductor Equipment Associates, Inc. (a)	6,800	250,580
		1,727,543
Software - 1.4%
Adobe Systems, Inc.	2,500	156,850
Intuit, Inc. (a)	4,883	214,901
Macrovision Corp. (a)	11,941	307,123
Open Solutions, Inc. (a)	14,900	386,804
RSA Security, Inc. (a)	3,313	66,459
Salesforce.com, Inc.	1,600	27,104
Synopsys, Inc. (a)	11,800	231,516
TALX Corp.	1,900	49,001
THQ, Inc. (a)	11,300	259,222
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Vastera, Inc. (a)	21,175	$ 55,690
Visual Networks, Inc. (a)	23,390	81,397
		1,836,067
TOTAL INFORMATION TECHNOLOGY		12,298,936
MATERIALS - 19.2%
Chemicals - 1.9%
Ecolab, Inc.	17,800	625,314
K&S AG	1,900	100,778
Minerals Technologies, Inc.	1,000	66,700
Monsanto Co.	6,100	338,855
Mosaic Co. (a)	3,200	52,224
Nitto Denko Corp.	6,200	340,174
NOVA Chemicals Corp.	8,900	420,525
Olin Corp.	3,100	68,262
Praxair, Inc.	1,400	61,810
Sinopec Shanghai Petrochemical Co. Ltd. sponsored ADR	3,800	141,740
Tosoh Corp.	63,500	285,790
		2,502,172
Construction Materials - 0.0%
Vulcan Materials Co.	200	10,922
Containers & Packaging - 0.4%
Packaging Corp. of America	20,400	480,420
Silgan Holdings, Inc.	1,200	73,152
		553,572
Metals & Mining - 16.6%
Agnico-Eagle Mines Ltd.	40,400	556,173
Arch Coal, Inc.	12,800	454,912
BHP Billiton Ltd. sponsored ADR	200	4,804
BlueScope Steel Ltd.	33,500	216,236
Compania de Minas Buenaventura SA sponsored ADR	37,400	856,460
CONSOL Energy, Inc.	27,600	1,132,980
Falconbridge Ltd.	8,000	207,333
FNX Mining Co., Inc. (a)	5,200	22,447
Freeport-McMoRan Copper & Gold, Inc. Class B	46,000	1,758,580
Gibraltar Industries, Inc.	3,100	73,222
Glamis Gold Ltd. (a)	4,200	71,960
Goldcorp, Inc.	1,700	25,585
Golden Star Resources Ltd. (a)	4,700	18,878
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - continued
Harmony Gold Mining Co. Ltd.	33,300	$ 308,691
High River Gold Mines Ltd. (a)	47,900	73,048
Inmet Mining Corp. (a)	25,200	452,340
IPSCO, Inc.	40,000	1,910,333
Ivanhoe Mines Ltd. (a)	2,000	14,417
Kinross Gold Corp. (a)	148,500	1,045,688
Massey Energy Co.	10,106	353,205
Newmont Mining Corp.	81,800	3,632,737
Nippon Steel Corp.	116,000	284,253
Nucor Corp.	67,300	3,522,482
Peabody Energy Corp.	8,100	655,371
Phelps Dodge Corp.	3,200	316,544
Steel Dynamics, Inc.	62,416	2,364,318
Teck Cominco Ltd. Class B (sub. vtg.)	39,500	1,215,283
United States Steel Corp.	12,800	656,000
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)	6,300	127,708
		22,331,988
Paper & Forest Products - 0.3%
Lee & Man Paper Manufacturing Ltd. (a)	240,000	196,068
Sino-Forest Corp. (a)	82,900	236,956
		433,024
TOTAL MATERIALS		25,831,678
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 0.8%
Covad Communications Group, Inc. (a)	82,800	178,020
Philippine Long Distance Telephone Co. sponsored ADR (a)	13,900	346,527
PT Telkomunikasi Indonesia Tbk sponsored ADR	24,000	504,480
		1,029,027
Wireless Telecommunication Services - 1.1%
America Movil SA de CV sponsored ADR	7,100	371,685
MTN Group Ltd.	76,300	585,877
NII Holdings, Inc. (a)	12,600	597,870
		1,555,432
TOTAL TELECOMMUNICATION SERVICES		2,584,459
TOTAL COMMON STOCKS (Cost $117,224,882)		129,839,959
Money Market Funds - 5.2%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 2.24% (b) (Cost $6,918,983)	6,918,983	$ 6,918,983
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $124,143,865)		136,758,942
NET OTHER ASSETS - (1.6)%		(2,107,519)
NET ASSETS - 100%		$ 134,651,423
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	73.0%
Canada	7.2%
Japan	3.9%
Netherlands	1.8%
India	1.3%
Cayman Islands	1.2%
Italy	1.1%
Bermuda	1.1%
Taiwan	1.0%
Others (individually less than 1%)	8.4%
100.0%
Income Tax Information
The Fund hereby designates as capital gain dividends: For dividends with respect to the taxable year ended December 31, 2004, $2,000, or, if different, the net capital gain of such year.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

December 31, 2004

Assets
Investment in securities, at value (cost $124,143,865) - See accompanying schedule		$ 136,758,942
Cash		39,679
Foreign currency held at value (cost $110,536)		112,914
Receivable for investments sold		1,620,340
Receivable for fund shares sold		1,761,857
Dividends receivable		50,433
Interest receivable		11,574
Prepaid expenses		46,991
Receivable from investment adviser for expense reductions		32,840
Other receivables		7,606
Total assets		140,443,176

Liabilities
Payable for investments purchased	$ 5,496,079
Payable for fund shares redeemed	69,475
Accrued management fee	55,018
Distribution fees payable	51,130
Other affiliated payables	27,910
Other payables and accrued expenses	92,141
Total liabilities		5,791,753

Net Assets		$ 134,651,423
Net Assets consist of:
Paid in capital		$ 122,254,024
Accumulated net investment loss		(2,465)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(180,075)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		12,579,939
Net Assets		$ 134,651,423

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2004

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($34,438,393 ÷ 2,750,156 shares)	$ 12.52

Maximum offering price per share (100/94.25 of $12.52)	$ 13.28
Class T: Net Asset Value and redemption price per share ($60,107,113 ÷ 4,805,785 shares)	$ 12.51

Maximum offering price per share (100/96.50 of $12.51)	$ 12.96
Class B: Net Asset Value and offering price per share ($15,527,196 ÷ 1,243,853 shares) A	$ 12.48

Class C: Net Asset Value and offering price per share ($17,821,649 ÷ 1,427,064 shares) A	$ 12.49

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,757,072 ÷ 538,977 shares)	$ 12.54

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

For the period August 12, 2004 (commencement of operations) to December 31, 2004

Investment Income
Dividends		$ 147,318
Interest		30,493
Total income		177,811

Expenses
Management fee	$ 135,345
Transfer agent fees	77,531
Distribution fees	125,140
Accounting fees and expenses	14,035
Non-interested trustees' compensation	85
Custodian fees and expenses	42,997
Registration fees	59,950
Audit	34,258
Legal	54
Miscellaneous	1,000
Total expenses before reductions	490,395
Expense reductions	(118,009)	372,386
Net investment income (loss)		(194,575)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	4,953
Foreign currency transactions	7,082
Total net realized gain (loss)		12,035
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $36,925)	12,578,152
Assets and liabilities in foreign currencies	1,787
Total change in net unrealized appreciation (depreciation)		12,579,939
Net gain (loss)		12,591,974
Net increase (decrease) in net assets resulting from operations		$ 12,397,399

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

For the period August 12, 2004 (commencement of operations) to December 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (194,575)
Net realized gain (loss)	12,035
Change in net unrealized appreciation (depreciation)	12,579,939
Net increase (decrease) in net assets resulting from operations	12,397,399
Share transactions - net increase (decrease)	122,254,024
Total increase (decrease) in net assets	134,651,423

Net Assets
Beginning of period	-
End of period (including accumulated net investment loss of $2,465)	$ 134,651,423

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Period ended December 31, 2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)
Net realized and unrealized gain (loss)	2.54
Total from investment operations	2.52
Net asset value, end of period	$ 12.52
Total Return B, C, D	25.20%
Ratios to Average Net Assets G
Expenses before expense reductions	1.79% A
Expenses net of voluntary waivers, if any	1.30% A
Expenses net of all reductions	1.26% A
Net investment income (loss)	(.53)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,438
Portfolio turnover rate	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 12, 2004 (commencement of operations) to December 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Period ended December 31, 2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)
Net realized and unrealized gain (loss)	2.54
Total from investment operations	2.51
Net asset value, end of period	$ 12.51
Total Return B, C, D	25.10%
Ratios to Average Net Assets G
Expenses before expense reductions	1.96% A
Expenses net of voluntary waivers, if any	1.55% A
Expenses net of all reductions	1.51% A
Net investment income (loss)	(.78)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 60,107
Portfolio turnover rate	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 12, 2004 (commencement of operations) to December 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Period ended December 31, 2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.06)
Net realized and unrealized gain (loss)	2.54
Total from investment operations	2.48
Net asset value, end of period	$ 12.48
Total Return B, C, D	24.80%
Ratios to Average Net AssetsG
Expenses before expense reductions	2.61% A
Expenses net of voluntary waivers, if any	2.05% A
Expenses net of all reductions	2.01% A
Net investment income (loss)	(1.28)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,527
Portfolio turnover rate	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 12, 2004 (commencement of operations) to December 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Period ended December 31, 2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.06)
Net realized and unrealized gain (loss)	2.55
Total from investment operations	2.49
Net asset value, end of period	$ 12.49
Total Return B, C, D	24.90%
Ratios to Average Net Assets G
Expenses before expense reductions	2.53% A
Expenses net of voluntary waivers, if any	2.05% A
Expenses net of all reductions	2.01% A
Net investment income (loss)	(1.28)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,822
Portfolio turnover rate	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 12, 2004 (commencement of operations) to December 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Period ended December 31, 2004 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)
Net realized and unrealized gain (loss)	2.55
Total from investment operations	2.54
Net asset value, end of period	$ 12.54
Total Return B, C	25.40%
Ratios to Average Net Assets F
Expenses before expense reductions	1.38% A
Expenses net of voluntary waivers, if any	1.05% A
Expenses net of all reductions	1.01% A
Net investment income (loss)	(.28)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,757
Portfolio turnover rate	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 12, 2004 (commencement of operations) to December 31, 2004.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2004

1. Significant Accounting Policies.

Fidelity Advisor Mid Cap II Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), net operating losses and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 13,421,403
Unrealized depreciation	(1,066,288)
Net unrealized appreciation (depreciation)	12,355,115
Undistributed ordinary income	40,753
Undistributed long-term capital gain	1,553

Cost for federal income tax purposes	$ 124,403,827

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $127,883,564 and $10,660,466, respectively.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 14,829	$ 630
Class T	.25%	.25%	53,354	24,432
Class B	.75%	.25%	26,883	20,872
Class C	.75%	.25%	30,074	25,082
			$ 125,140	$ 71,016

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 136,399
Class T	22,595
Class B*	6,073
Class C*	240
$ 165,307

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets
Class A	$ 21,562	.36 *
Class T	30,132	.28 *
Class B	12,219	.44 *
Class C	11,095	.36 *
Institutional Class	2,523	.19 *
	$ 77,531

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $29,037 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,607 for the period.

Annual Report

Notes to Financial Statements - continued

5. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement. Effective February 1, 2005 the expense limitation will be changed to 1.25%, 1.50%, 2.00%, 2.00% and 1.00% for Class A, T, B, C, and Institutional Class, respectively.

	Expense Limitations	Reimbursement from adviser
Class A	1.30%	$ 29,581
Class T	1.55%	43,961
Class B	2.05%	15,368
Class C	2.05%	14,601
Institutional Class	1.05%	4,337
		$ 107,848

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $10,159 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $2.

6. Other Information.

At the end of the period, one otherwise unaffiliated shareholder was the owner of record of 38% of the total outstanding shares of the fund.

Annual Report

7. Share Transactions.

Transactions for each class of shares were as follows:

	Period ended December 31, 2004A Shares	Period ended December 31, 2004A Dollars
Class A
Shares sold	2,793,502	$ 31,810,120
Shares redeemed	(43,346)	(510,122)
Net increase (decrease)	2,750,156	$ 31,299,998
Class T
Shares sold	5,009,964	$ 56,923,971
Shares redeemed	(204,179)	(2,350,782)
Net increase (decrease)	4,805,785	$ 54,573,189
Class B
Shares sold	1,266,901	$ 14,392,485
Shares redeemed	(23,048)	(277,523)
Net increase (decrease)	1,243,853	$ 14,114,962
Class C
Shares sold	1,436,802	$ 16,336,650
Shares redeemed	(9,738)	(115,404)
Net increase (decrease)	1,427,064	$ 16,221,246
Institutional Class
Shares sold	552,710	$ 6,208,664
Shares redeemed	(13,733)	(164,035)
Net increase (decrease)	538,977	$ 6,044,629

A For the period August 12, 2004 (commencement of operations) to December 31, 2004.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Mid Cap II Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Mid Cap II Fund (the Fund), a fund of Fidelity Advisor Series II, including the portfolio of investments, as of December 31, 2004, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from August 12, 2004 (commencement of operations) to December 31, 2004. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Mid Cap II Fund as of December 31, 2004, the results of its operations, the changes in its net assets and its financial highlights from August 12, 2004 to December 31, 2004, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 18, 2005

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 301 funds advised by FMR or an affiliate. Mr. McCoy oversees 303 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1986

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Senior Vice President of Advisor Mid Cap II (2004). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (50)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the non-interested Trustees (2005). Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure Internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001), Teletech Holdings (customer management services), and HRL Laboratories (private research and development, 2004). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), and Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002).

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

Cornelia M. Small (60)

Year of Election or Appointment: 2005

Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (65)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Dirks and Mr. Wolfe may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Advisor Series II. Mr. Dirks also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Advisor Series II. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Kenneth L. Wolfe (65)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Advisor Series II. Mr. Wolfe also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003), Bausch & Lomb, Inc., and Revlon Inc. (2004).]

John B. McDowell (46)

Year of Election or Appointment: 2004

Vice President of Advisor Mid Cap II. Mr. McDowell also serves as Vice President of certain Equity Funds (2002). He is Senior Vice President of FMR (1999), FMR Co., Inc. (2001), and Fidelity Management Trust Company (FMTC). Since joining Fidelity Investments in 1985, Mr. McDowell has worked as a research analyst and manager.

Thomas J. Allen (44)

Year of Election or Appointment: 2004

Vice President of Advisor Mid Cap II. Mr. Allen also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Allen managed a variety of Fidelity funds.

Eric D. Roiter (56)

Year of Election or Appointment: 2004

Secretary of Advisor Mid Cap II. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Vice President and Secretary of FDC; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Management & Research (Far East) Inc. (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present).

Stuart Fross (45)
Year of Election or Appointment: 2004 Assistant Secretary of Advisor Mid Cap II. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Advisor Mid Cap II. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2004

Chief Financial Officer of Advisor Mid Cap II. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of Advisor Mid Cap II. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2004

Deputy Treasurer of Advisor Mid Cap II. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of Advisor Mid Cap II. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (58)
Year of Election or Appointment: 2004 Assistant Treasurer of Advisor Mid Cap II. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (50)
Year of Election or Appointment: 2004 Assistant Treasurer of Advisor Mid Cap II. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (49)
Year of Election or Appointment: 2004 Assistant Treasurer of Advisor Mid Cap II. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Kenneth B. Robins (35)

Year of Election or Appointment: 2004

Assistant Treasurer of Advisor Mid Cap II. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Annual Report

Distributions

The Board of Trustees of Fidelity Advisor Mid Cap II Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Institutional Class	2/7/05	2/4/05	$.010

The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AMPI-UANN-0205
1.801441.100

Fidelity® Advisor

Mid Cap II

Fund - Class A, Class T,
Class B and Class C

Annual Report

December 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Summary	<Click Here>	A summary of the fund's investments.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Average annual total returns take Fidelity® Advisor Mid Cap II Fund - Class T's cumulative total return and show you what would have happened if Fidelity Advisor Mid Cap II Fund - Class T shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the changes in the hypothetical $10,000 investment in the fund will appear in the fund's next annual report.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 12, 2004 to December 31, 2004). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (July 1, 2004 to December 31, 2004).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Beginning Account Value	Ending Account Value December 31, 2004	Expenses Paid During Period
Class A
Actual	$ 1,000.00	$ 1,252.00	$ 5.68B, D
HypotheticalA	$ 1,000.00	$ 1,018.60	$ 6.60C, D
Class T
Actual	$ 1,000.00	$ 1,251.00	$ 6.77B, D
HypotheticalA	$ 1,000.00	$ 1,017.34	$ 7.86C, D
Class B
Actual	$ 1,000.00	$ 1,248.00	$ 8.94B, D
HypotheticalA	$ 1,000.00	$ 1,014.83	$ 10.38C, D
Class C
Actual	$ 1,000.00	$ 1,249.00	$ 8.94B, D
HypotheticalA	$ 1,000.00	$ 1,014.83	$ 10.38C, D
Institutional Class
Actual	$ 1,000.00	$ 1,254.00	$ 4.59B, D
HypotheticalA	$ 1,000.00	$ 1,019.86	$ 5.33C, D

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 142/366 (to reflect the period August 12, 2004 to December 31, 2004).

C Hypothetical expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.30%
Class T	1.55%
Class B	2.05%
Class C	2.05%
Institutional Class	1.05%

D If changes to voluntary expense limitations effective February 1, 2005 had been in effect during the period, the annualized expense ratios and the expenses paid in the actual and hypothetical examples above would have been as follows:

Annual Report

	Annualized Expense Ratio	Expenses Paid
Class A	1.25%
Actual		$ 5.46B
HypotheticalA		$ 6.34C
Class T	1.50%
Actual		$ 6.55B
HypotheticalA		$ 7.61C
Class B	2.00%
Actual		$ 8.72B
HypotheticalA		$ 10.13C
Class C	2.00%
Actual		$ 8.73B
HypotheticalA		$ 10.13C
Institutional Class	1.00%
Actual		$ 4.37B
HypotheticalA		$ 5.08C

A 5% return per year before expenses

B Actual expenses are for the period August 12, 2004 to December 31, 2004.

C Hypothetical expenses are for the one-half year period.

Annual Report

Investment Summary

Top Ten Stocks as of December 31, 2004
% of fund's net assets
Newmont Mining Corp.	2.7
Nucor Corp.	2.6
Invitrogen Corp.	2.6
Steel Dynamics, Inc.	1.8
Archer-Daniels-Midland Co.	1.6
Charles River Laboratories International, Inc.	1.6
IPSCO, Inc.	1.4
Freeport-McMoRan Copper & Gold, Inc. Class B	1.3
AGCO Corp.	1.2
Caremark Rx, Inc.	1.2
18.0
Top Five Market Sectors as of December 31, 2004
% of fund's net assets
Materials	19.2
Health Care	15.6
Energy	13.6
Industrials	10.8
Consumer Discretionary	10.7
Asset Allocation (% of fund's net assets)
As of December 31, 2004 *
Stocks 96.4%
Short-Term Investments and Net Other Assets 3.6%
* Foreign investments	27.0%

Annual Report

Investments December 31, 2004

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 10.7%
Auto Components - 1.6%
Autoliv, Inc.	5,230	$ 252,609
Bharat Forge Ltd.	2,701	67,175
BorgWarner, Inc.	5,300	287,101
Gentex Corp.	17,200	636,744
IMPCO Technologies, Inc. (a)	32,600	246,130
LKQ Corp. (a)	10,519	211,116
Nokian Tyres Ltd.	3,300	500,486
		2,201,361
Automobiles - 0.1%
Bajaj Auto Ltd.	1,000	26,155
Hero Honda Motors Ltd.	6,600	87,341
		113,496
Hotels, Restaurants & Leisure - 3.0%
Buffalo Wild Wings, Inc. (a)	6,564	228,493
Jack in the Box, Inc. (a)	100	3,687
Outback Steakhouse, Inc.	19,300	883,554
Red Robin Gourmet Burgers, Inc. (a)	7,100	379,637
Royal Caribbean Cruises Ltd.	18,400	1,001,696
Sonic Corp. (a)	49,500	1,509,750
		4,006,817
Household Durables - 1.3%
Alba PLC	18,821	231,158
Harman International Industries, Inc.	3,500	444,500
LG Electronics, Inc.	5,430	336,228
Rational AG	1,200	111,443
Sekisui House Ltd.	29,000	338,045
Toll Brothers, Inc. (a)	3,400	233,274
		1,694,648
Internet & Catalog Retail - 0.1%
Provide Commerce, Inc.	1,900	70,585
Rakuten, Inc.	9	10,280
Rakuten, Inc. New (a)	81	92,522
		173,387
Leisure Equipment & Products - 0.0%
Jumbo SA	9,300	72,415
Media - 0.6%
Astral Media, Inc. Class A (non-vtg.)	12,900	350,235
Clear Media Ltd. (a)	1,000	933
Salem Communications Corp. Class A (a)	900	22,455
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
SKY Perfect Communications, Inc.	179	$ 193,976
Zee Telefilms Ltd.	59,100	234,419
		802,018
Multiline Retail - 0.1%
Don Quijote Co. Ltd.	3,500	178,707
Specialty Retail - 2.7%
AC Moore Arts & Crafts, Inc. (a)	25,400	731,774
CarMax, Inc. (a)	22,500	698,625
Cost Plus, Inc. (a)	4,900	157,437
Hot Topic, Inc. (a)	11,700	201,123
KOMERI Co. Ltd.	23,000	626,477
Nitori Co. Ltd.	8,000	522,503
Pacific Sunwear of California, Inc. (a)	9,900	220,374
Peacock Group PLC	41,400	216,100
PETsMART, Inc.	800	28,424
RONA, Inc. (a)	2,900	98,600
Ross Stores, Inc.	700	20,209
Tiffany & Co., Inc.	1,700	54,349
Williams-Sonoma, Inc. (a)	1,300	45,552
		3,621,547
Textiles, Apparel & Luxury Goods - 1.2%
Columbia Sportswear Co. (a)	20,900	1,245,849
Folli Follie SA	1,400	41,022
Ted Baker PLC	32,240	298,833
		1,585,704
TOTAL CONSUMER DISCRETIONARY		14,450,100
CONSUMER STAPLES - 7.4%
Beverages - 0.0%
Jones Soda Co. (a)	2,200	7,590
Food & Staples Retailing - 0.4%
Massmart Holdings Ltd.	25,400	203,062
Plant Co. Ltd.	2,600	39,344
Whole Foods Market, Inc.	2,700	257,445
		499,851
Food Products - 6.4%
Archer-Daniels-Midland Co.	96,600	2,155,146
Barry Callebaut AG	726	180,313
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Food Products - continued
Bunge Ltd.	17,900	$ 1,020,479
Corn Products International, Inc.	25,700	1,376,492
Glanbia PLC	24,300	92,300
Green Mountain Coffee Roasters, Inc. (a)	1,072	26,907
Hershey Foods Corp.	18,200	1,010,828
IAWS Group PLC (Ireland)	700	11,585
Lindt & Spruengli AG	14	204,572
Lindt & Spruengli AG (participation certificate)	98	139,158
McCormick & Co., Inc. (non-vtg.)	17,900	690,940
People's Food Holdings Ltd.	327,000	300,533
PT Indofood Sukses Makmur Tbk	1,865,000	160,950
Smithfield Foods, Inc. (a)	44,400	1,313,796
Wimm-Bill-Dann Foods OJSC ADR (a)	1,200	17,172
		8,701,171
Household Products - 0.0%
Godrej Consumer Products Ltd. (a)	4,200	29,060
Personal Products - 0.6%
Estee Lauder Companies, Inc. Class A	2,100	96,117
Hengan International Group Co. Ltd.	442,000	290,011
Natura Cosmeticos SA	5,800	169,239
Shiseido Co. Ltd. ADR	15,700	226,865
		782,232
TOTAL CONSUMER STAPLES		10,019,904
ENERGY - 13.6%
Energy Equipment & Services - 9.7%
BJ Services Co.	23,400	1,089,036
Cal Dive International, Inc. (a)	16,900	688,675
Cooper Cameron Corp. (a)	11,100	597,291
Core Laboratories NV (a)	7,000	163,450
FMC Technologies, Inc. (a)	11,100	357,420
Global Industries Ltd. (a)	52,300	433,567
GlobalSantaFe Corp.	25,000	827,750
Gulf Island Fabrication, Inc.	7,600	165,908
Helmerich & Payne, Inc.	6,400	217,856
Input/Output, Inc. (a)	43,000	380,120
Nabors Industries Ltd. (a)	24,900	1,277,121
National-Oilwell, Inc. (a)	5,600	197,624
Noble Corp. (a)	12,500	621,750
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Energy Equipment & Services - continued
Oceaneering International, Inc. (a)	12,300	$ 459,036
Parker Drilling Co. (a)	72,100	283,353
Pason Systems, Inc.	23,000	709,167
Patterson-UTI Energy, Inc.	6,300	122,535
Pioneer Drilling Co. (a)	42,900	432,861
Precision Drilling Corp. (a)	5,000	314,667
Pride International, Inc. (a)	18,600	382,044
Rowan Companies, Inc. (a)	11,500	297,850
Smith International, Inc. (a)	6,600	359,106
Superior Energy Services, Inc. (a)	10,400	160,264
Transocean, Inc. (a)	18,900	801,171
Unit Corp. (a)	12,400	473,804
Varco International, Inc. (a)	35,700	1,040,655
Weatherford International Ltd. (a)	4,600	235,980
		13,090,061
Oil & Gas - 3.9%
Ashland, Inc.	100	5,838
Caltex Australia Ltd.	34,300	291,442
Comstock Resources, Inc. (a)	3,100	68,355
Golar LNG Ltd. (a)	17,600	256,008
Golar LNG Ltd. (Nasdaq) (a)	377	5,614
Niko Resources Ltd.	4,800	201,880
PetroKazakhstan, Inc. Class A	20,300	753,299
Premcor, Inc.	7,200	303,624
Southwestern Energy Co. (a)	28,100	1,424,389
Talisman Energy, Inc.	6,900	186,013
Tesoro Petroleum Corp. (a)	16,800	535,248
Valero Energy Corp.	25,900	1,175,860
World Fuel Services Corp.	700	34,860
		5,242,430
TOTAL ENERGY		18,332,491
FINANCIALS - 8.1%
Capital Markets - 0.4%
Deutsche Bank AG (NY Shares)	300	26,703
Investors Financial Services Corp.	1,700	84,966
Kotak Mahindra Bank Ltd.	12,100	80,154
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Capital Markets - continued
Matsui Securities Co. Ltd.	7,100	$ 247,457
Mitsubishi Securities Co. Ltd.	15,000	164,307
		603,587
Commercial Banks - 3.4%
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	1,100	82,687
Bank Austria Creditanstalt AG	6,900	622,453
Bank of Baroda	34,300	193,182
Bank of Fukuoka Ltd.	69,000	454,701
Bank of India	207,400	452,204
Bank of Yokohama Ltd.	83,000	523,460
Boston Private Financial Holdings, Inc.	3,500	98,595
Canara Bank	17,820	87,596
Capitalia Spa	325,900	1,490,318
Center Financial Corp., California	600	12,012
Commerce Bancorp, Inc., New Jersey	2,200	141,680
HDFC Bank Ltd. sponsored ADR	400	18,144
Hiroshima Bank Ltd.	12,000	63,497
State Bank of India	18,800	307,385
Wintrust Financial Corp.	1,600	91,136
		4,639,050
Diversified Financial Services - 0.4%
Moody's Corp.	1,800	156,330
TSX Group, Inc.	7,100	317,666
		473,996
Insurance - 2.7%
Assurant, Inc.	40,000	1,222,000
Brown & Brown, Inc.	1,300	56,615
MBIA, Inc.	800	50,624
Mercury General Corp.	900	53,928
Ohio Casualty Corp. (a)	3,600	83,556
Progressive Corp.	2,300	195,132
Reinsurance Group of America, Inc.	16,600	804,270
USI Holdings Corp. (a)	6,200	71,734
W.R. Berkley Corp.	22,300	1,051,891
		3,589,750
Real Estate - 0.9%
CBL & Associates Properties, Inc.	500	38,175
Corporate Office Properties Trust (SBI)	4,800	140,880
General Growth Properties, Inc.	4,700	169,952
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Real Estate - continued
Kimco Realty Corp.	6,800	$ 394,332
Pan Pacific Retail Properties, Inc.	3,700	231,990
Plum Creek Timber Co., Inc.	4,700	180,668
United Dominion Realty Trust, Inc. (SBI)	800	19,840
		1,175,837
Thrifts & Mortgage Finance - 0.3%
Doral Financial Corp.	3,800	187,150
Golden West Financial Corp., Delaware	2,600	159,692
		346,842
TOTAL FINANCIALS		10,829,062
HEALTH CARE - 15.6%
Biotechnology - 6.2%
Affymetrix, Inc. (a)	6,700	244,885
Charles River Laboratories International, Inc. (a)	45,724	2,103,761
Gen-Probe, Inc. (a)	400	18,084
Genentech, Inc. (a)	600	32,664
Global Bio-Chem Technology Group Co. Ltd.	282,000	185,030
Harvard Bioscience, Inc. (a)	34,411	159,323
ImmunoGen, Inc. (a)	4,600	40,664
Invitrogen Corp. (a)	51,800	3,477,334
Martek Biosciences (a)	3,400	174,080
Neogen Corp. (a)	1,600	36,240
QIAGEN NV (a)	140,000	1,533,000
Stratagene Corp. (a)	26,615	206,266
Strategic Diagnostics, Inc. (a)	25,900	90,650
		8,301,981
Health Care Equipment & Supplies - 2.2%
Edwards Lifesciences Corp. (a)	10,600	437,356
Epix Pharmaceuticals, Inc. (a)	4,000	71,640
Illumina, Inc. (a)	10,600	100,488
Integra LifeSciences Holdings Corp. (a)	1,800	66,474
Intuitive Surgical, Inc. (a)	1,400	56,028
Kinetic Concepts, Inc.	400	30,520
Meridian Bioscience, Inc.	4,000	69,560
Millipore Corp. (a)	8,900	443,309
Molecular Devices Corp. (a)	2,620	52,662
Ocular Sciences, Inc. (a)	1,300	63,713
Thermo Electron Corp. (a)	9,600	289,824
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Ventana Medical Systems, Inc. (a)	600	$ 38,394
Waters Corp. (a)	28,000	1,310,120
		3,030,088
Health Care Providers & Services - 5.8%
Aetna, Inc.	7,100	885,725
Caremark Rx, Inc. (a)	40,900	1,612,687
Cerner Corp. (a)	2,200	116,974
Community Health Systems, Inc. (a)	9,400	262,072
Covance, Inc. (a)	22,800	883,500
HealthExtras, Inc. (a)	7,100	115,730
Humana, Inc. (a)	8,300	246,427
ICON PLC sponsored ADR (a)	11,800	456,070
IMS Health, Inc.	43,300	1,004,993
Lifeline Systems, Inc. (a)	5,100	131,376
Molina Healthcare, Inc. (a)	4,900	227,262
Omnicare, Inc.	4,500	155,790
PAREXEL International Corp. (a)	13,700	278,110
Pharmaceutical Product Development, Inc. (a)	14,600	602,834
ProxyMed, Inc. (a)	6,400	62,848
ResCare, Inc. (a)	42,900	652,938
VCA Antech, Inc. (a)	2,700	52,920
		7,748,256
Pharmaceuticals - 1.4%
Bentley Pharmaceuticals, Inc. (a)	300	3,225
Connetics Corp. (a)	14,100	342,489
Dr. Reddy's Laboratories Ltd. ADR	5,100	101,133
Merck KGaA	10,000	686,686
Ranbaxy Laboratories Ltd. sponsored GDR	9,100	264,901
Roche Holding AG:
ADR (a)	300	34,464
(participation certificate)	1,971	225,218
Schering-Plough Corp.	12,000	250,560
		1,908,676
TOTAL HEALTH CARE		20,989,001
INDUSTRIALS - 10.8%
Aerospace & Defense - 1.2%
DRS Technologies, Inc. (a)	5,000	213,550
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Aerospace & Defense - continued
EDO Corp.	6,000	$ 190,500
L-3 Communications Holdings, Inc.	17,300	1,267,052
		1,671,102
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	1,300	72,176
Expeditors International of Washington, Inc.	900	50,292
Hub Group, Inc. Class A (a)	6,644	346,950
		469,418
Building Products - 0.2%
Simpson Manufacturing Co. Ltd.	2,300	80,270
Trex Co., Inc. (a)	2,300	120,612
		200,882
Commercial Services & Supplies - 2.8%
Bennett Environmental, Inc. (a)	1,600	5,680
Bright Horizons Family Solutions, Inc. (a)	22,087	1,430,354
ChoicePoint, Inc. (a)	12,200	561,078
Education Management Corp. (a)	1,300	42,913
Fullcast Co. Ltd.	177	506,307
Ionics, Inc. (a)	24,100	1,044,494
Princeton Review, Inc. (a)	20,024	123,148
The Brink's Co.	1,200	47,424
Universal Technical Institute, Inc.	700	26,684
		3,788,082
Construction & Engineering - 1.3%
Arcadis NV	100	1,842
Chicago Bridge & Iron Co. NV (NY Shares)	10,700	428,000
Dycom Industries, Inc. (a)	17,000	518,840
Fluor Corp.	1,800	98,118
Foster Wheeler Ltd. (a)	9,595	152,273
Jacobs Engineering Group, Inc. (a)	10,100	482,679
		1,681,752
Electrical Equipment - 0.5%
Baldor Electric Co.	2,400	66,072
Crompton Greaves Ltd.	3,900	26,885
Rockwell Automation, Inc.	10,700	530,185
Roper Industries, Inc.	1,100	66,847
		689,989
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Industrial Conglomerates - 0.1%
Teleflex, Inc.	2,300	$ 119,462
Machinery - 3.8%
AGCO Corp. (a)	76,000	1,663,640
CNH Global NV	17,500	338,975
CUNO, Inc. (a)	4,200	249,480
Dover Corp.	500	20,970
Flowserve Corp. (a)	32,000	881,280
Gardner Denver, Inc. (a)	2,000	72,580
Graco, Inc.	24,100	900,135
Harsco Corp.	5,900	328,866
Heidelberger Druckmaschinen AG (a)	4,100	139,046
Trinity Industries, Inc.	200	6,816
Wabtec Corp.	6,600	140,712
Watts Water Technologies, Inc. Class A	3,200	103,168
Zenon Environmental, Inc. (a)	11,100	216,913
		5,062,581
Marine - 0.1%
Alexander & Baldwin, Inc.	2,700	114,534
Road & Rail - 0.3%
Burlington Northern Santa Fe Corp.	4,700	222,357
Landstar System, Inc. (a)	700	51,548
Norfolk Southern Corp.	4,100	148,379
		422,284
Trading Companies & Distributors - 0.2%
MSC Industrial Direct Co., Inc. Class A	7,900	284,242
TOTAL INDUSTRIALS		14,504,328
INFORMATION TECHNOLOGY - 9.1%
Communications Equipment - 0.8%
NETGEAR, Inc. (a)	19,796	360,089
Plantronics, Inc.	4,900	203,203
Research In Motion Ltd. (a)	1,600	131,707
SafeNet, Inc. (a)	2,900	106,546
Tandberg ASA	22,200	275,350
		1,076,895
Electronic Equipment & Instruments - 3.2%
CDW Corp.	6,020	399,427
Dionex Corp. (a)	3,420	193,811
Elec & Eltek International Co. Ltd.	50,000	142,000
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
FLIR Systems, Inc. (a)	2,700	$ 172,233
Hon Hai Precision Industries Co. Ltd.	296,000	1,368,732
Keyence Corp.	600	134,492
Mettler-Toledo International, Inc. (a)	5,900	302,729
Symbol Technologies, Inc.	92,100	1,593,330
		4,306,754
Internet Software & Services - 1.0%
aQuantive, Inc. (a)	7,150	63,921
Digital River, Inc. (a)	3,500	145,635
RealNetworks, Inc. (a)	52,000	344,240
VeriSign, Inc. (a)	24,800	831,296
Websense, Inc. (a)	500	25,360
		1,410,452
IT Services - 1.1%
Affiliated Computer Services, Inc. Class A (a)	22,500	1,354,275
Lionbridge Technologies, Inc. (a)	28,300	190,176
		1,544,451
Office Electronics - 0.3%
Zebra Technologies Corp. Class A (a)	7,050	396,774
Semiconductors & Semiconductor Equipment - 1.3%
Analog Devices, Inc.	1,600	59,072
Cabot Microelectronics Corp. (a)	10,100	404,505
Cree, Inc. (a)	1,500	60,120
International Rectifier Corp. (a)	300	13,371
KLA-Tencor Corp. (a)	1,100	51,238
NVIDIA Corp. (a)	33,156	781,155
Skyworks Solutions, Inc. (a)	11,400	107,502
Varian Semiconductor Equipment Associates, Inc. (a)	6,800	250,580
		1,727,543
Software - 1.4%
Adobe Systems, Inc.	2,500	156,850
Intuit, Inc. (a)	4,883	214,901
Macrovision Corp. (a)	11,941	307,123
Open Solutions, Inc. (a)	14,900	386,804
RSA Security, Inc. (a)	3,313	66,459
Salesforce.com, Inc.	1,600	27,104
Synopsys, Inc. (a)	11,800	231,516
TALX Corp.	1,900	49,001
THQ, Inc. (a)	11,300	259,222
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Vastera, Inc. (a)	21,175	$ 55,690
Visual Networks, Inc. (a)	23,390	81,397
		1,836,067
TOTAL INFORMATION TECHNOLOGY		12,298,936
MATERIALS - 19.2%
Chemicals - 1.9%
Ecolab, Inc.	17,800	625,314
K&S AG	1,900	100,778
Minerals Technologies, Inc.	1,000	66,700
Monsanto Co.	6,100	338,855
Mosaic Co. (a)	3,200	52,224
Nitto Denko Corp.	6,200	340,174
NOVA Chemicals Corp.	8,900	420,525
Olin Corp.	3,100	68,262
Praxair, Inc.	1,400	61,810
Sinopec Shanghai Petrochemical Co. Ltd. sponsored ADR	3,800	141,740
Tosoh Corp.	63,500	285,790
		2,502,172
Construction Materials - 0.0%
Vulcan Materials Co.	200	10,922
Containers & Packaging - 0.4%
Packaging Corp. of America	20,400	480,420
Silgan Holdings, Inc.	1,200	73,152
		553,572
Metals & Mining - 16.6%
Agnico-Eagle Mines Ltd.	40,400	556,173
Arch Coal, Inc.	12,800	454,912
BHP Billiton Ltd. sponsored ADR	200	4,804
BlueScope Steel Ltd.	33,500	216,236
Compania de Minas Buenaventura SA sponsored ADR	37,400	856,460
CONSOL Energy, Inc.	27,600	1,132,980
Falconbridge Ltd.	8,000	207,333
FNX Mining Co., Inc. (a)	5,200	22,447
Freeport-McMoRan Copper & Gold, Inc. Class B	46,000	1,758,580
Gibraltar Industries, Inc.	3,100	73,222
Glamis Gold Ltd. (a)	4,200	71,960
Goldcorp, Inc.	1,700	25,585
Golden Star Resources Ltd. (a)	4,700	18,878
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - continued
Harmony Gold Mining Co. Ltd.	33,300	$ 308,691
High River Gold Mines Ltd. (a)	47,900	73,048
Inmet Mining Corp. (a)	25,200	452,340
IPSCO, Inc.	40,000	1,910,333
Ivanhoe Mines Ltd. (a)	2,000	14,417
Kinross Gold Corp. (a)	148,500	1,045,688
Massey Energy Co.	10,106	353,205
Newmont Mining Corp.	81,800	3,632,737
Nippon Steel Corp.	116,000	284,253
Nucor Corp.	67,300	3,522,482
Peabody Energy Corp.	8,100	655,371
Phelps Dodge Corp.	3,200	316,544
Steel Dynamics, Inc.	62,416	2,364,318
Teck Cominco Ltd. Class B (sub. vtg.)	39,500	1,215,283
United States Steel Corp.	12,800	656,000
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)	6,300	127,708
		22,331,988
Paper & Forest Products - 0.3%
Lee & Man Paper Manufacturing Ltd. (a)	240,000	196,068
Sino-Forest Corp. (a)	82,900	236,956
		433,024
TOTAL MATERIALS		25,831,678
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 0.8%
Covad Communications Group, Inc. (a)	82,800	178,020
Philippine Long Distance Telephone Co. sponsored ADR (a)	13,900	346,527
PT Telkomunikasi Indonesia Tbk sponsored ADR	24,000	504,480
		1,029,027
Wireless Telecommunication Services - 1.1%
America Movil SA de CV sponsored ADR	7,100	371,685
MTN Group Ltd.	76,300	585,877
NII Holdings, Inc. (a)	12,600	597,870
		1,555,432
TOTAL TELECOMMUNICATION SERVICES		2,584,459
TOTAL COMMON STOCKS (Cost $117,224,882)		129,839,959
Money Market Funds - 5.2%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 2.24% (b) (Cost $6,918,983)	6,918,983	$ 6,918,983
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $124,143,865)		136,758,942
NET OTHER ASSETS - (1.6)%		(2,107,519)
NET ASSETS - 100%		$ 134,651,423
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	73.0%
Canada	7.2%
Japan	3.9%
Netherlands	1.8%
India	1.3%
Cayman Islands	1.2%
Italy	1.1%
Bermuda	1.1%
Taiwan	1.0%
Others (individually less than 1%)	8.4%
100.0%
Income Tax Information
The Fund hereby designates as capital gain dividends: For dividends with respect to the taxable year ended December 31, 2004, $2,000, or, if different, the net capital gain of such year.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

December 31, 2004

Assets
Investment in securities, at value (cost $124,143,865) - See accompanying schedule		$ 136,758,942
Cash		39,679
Foreign currency held at value (cost $110,536)		112,914
Receivable for investments sold		1,620,340
Receivable for fund shares sold		1,761,857
Dividends receivable		50,433
Interest receivable		11,574
Prepaid expenses		46,991
Receivable from investment adviser for expense reductions		32,840
Other receivables		7,606
Total assets		140,443,176

Liabilities
Payable for investments purchased	$ 5,496,079
Payable for fund shares redeemed	69,475
Accrued management fee	55,018
Distribution fees payable	51,130
Other affiliated payables	27,910
Other payables and accrued expenses	92,141
Total liabilities		5,791,753

Net Assets		$ 134,651,423
Net Assets consist of:
Paid in capital		$ 122,254,024
Accumulated net investment loss		(2,465)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(180,075)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		12,579,939
Net Assets		$ 134,651,423

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2004

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($34,438,393 ÷ 2,750,156 shares)	$ 12.52

Maximum offering price per share (100/94.25 of $12.52)	$ 13.28
Class T: Net Asset Value and redemption price per share ($60,107,113 ÷ 4,805,785 shares)	$ 12.51

Maximum offering price per share (100/96.50 of $12.51)	$ 12.96
Class B: Net Asset Value and offering price per share ($15,527,196 ÷ 1,243,853 shares) A	$ 12.48

Class C: Net Asset Value and offering price per share ($17,821,649 ÷ 1,427,064 shares) A	$ 12.49

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,757,072 ÷ 538,977 shares)	$ 12.54

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

For the period August 12, 2004 (commencement of operations) to December 31, 2004

Investment Income
Dividends		$ 147,318
Interest		30,493
Total income		177,811

Expenses
Management fee	$ 135,345
Transfer agent fees	77,531
Distribution fees	125,140
Accounting fees and expenses	14,035
Non-interested trustees' compensation	85
Custodian fees and expenses	42,997
Registration fees	59,950
Audit	34,258
Legal	54
Miscellaneous	1,000
Total expenses before reductions	490,395
Expense reductions	(118,009)	372,386
Net investment income (loss)		(194,575)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	4,953
Foreign currency transactions	7,082
Total net realized gain (loss)		12,035
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $36,925)	12,578,152
Assets and liabilities in foreign currencies	1,787
Total change in net unrealized appreciation (depreciation)		12,579,939
Net gain (loss)		12,591,974
Net increase (decrease) in net assets resulting from operations		$ 12,397,399

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

For the period August 12, 2004 (commencement of operations) to December 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (194,575)
Net realized gain (loss)	12,035
Change in net unrealized appreciation (depreciation)	12,579,939
Net increase (decrease) in net assets resulting from operations	12,397,399
Share transactions - net increase (decrease)	122,254,024
Total increase (decrease) in net assets	134,651,423

Net Assets
Beginning of period	-
End of period (including accumulated net investment loss of $2,465)	$ 134,651,423

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Period ended December 31, 2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)
Net realized and unrealized gain (loss)	2.54
Total from investment operations	2.52
Net asset value, end of period	$ 12.52
Total Return B, C, D	25.20%
Ratios to Average Net Assets G
Expenses before expense reductions	1.79% A
Expenses net of voluntary waivers, if any	1.30% A
Expenses net of all reductions	1.26% A
Net investment income (loss)	(.53)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,438
Portfolio turnover rate	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 12, 2004 (commencement of operations) to December 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Period ended December 31, 2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)
Net realized and unrealized gain (loss)	2.54
Total from investment operations	2.51
Net asset value, end of period	$ 12.51
Total Return B, C, D	25.10%
Ratios to Average Net Assets G
Expenses before expense reductions	1.96% A
Expenses net of voluntary waivers, if any	1.55% A
Expenses net of all reductions	1.51% A
Net investment income (loss)	(.78)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 60,107
Portfolio turnover rate	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 12, 2004 (commencement of operations) to December 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Period ended December 31, 2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.06)
Net realized and unrealized gain (loss)	2.54
Total from investment operations	2.48
Net asset value, end of period	$ 12.48
Total Return B, C, D	24.80%
Ratios to Average Net AssetsG
Expenses before expense reductions	2.61% A
Expenses net of voluntary waivers, if any	2.05% A
Expenses net of all reductions	2.01% A
Net investment income (loss)	(1.28)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,527
Portfolio turnover rate	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 12, 2004 (commencement of operations) to December 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Period ended December 31, 2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.06)
Net realized and unrealized gain (loss)	2.55
Total from investment operations	2.49
Net asset value, end of period	$ 12.49
Total Return B, C, D	24.90%
Ratios to Average Net Assets G
Expenses before expense reductions	2.53% A
Expenses net of voluntary waivers, if any	2.05% A
Expenses net of all reductions	2.01% A
Net investment income (loss)	(1.28)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,822
Portfolio turnover rate	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 12, 2004 (commencement of operations) to December 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Period ended December 31, 2004 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)
Net realized and unrealized gain (loss)	2.55
Total from investment operations	2.54
Net asset value, end of period	$ 12.54
Total Return B, C	25.40%
Ratios to Average Net Assets F
Expenses before expense reductions	1.38% A
Expenses net of voluntary waivers, if any	1.05% A
Expenses net of all reductions	1.01% A
Net investment income (loss)	(.28)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,757
Portfolio turnover rate	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 12, 2004 (commencement of operations) to December 31, 2004.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2004

1. Significant Accounting Policies.

Fidelity Advisor Mid Cap II Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), net operating losses and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 13,421,403
Unrealized depreciation	(1,066,288)
Net unrealized appreciation (depreciation)	12,355,115
Undistributed ordinary income	40,753
Undistributed long-term capital gain	1,553

Cost for federal income tax purposes	$ 124,403,827

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $127,883,564 and $10,660,466, respectively.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 14,829	$ 630
Class T	.25%	.25%	53,354	24,432
Class B	.75%	.25%	26,883	20,872
Class C	.75%	.25%	30,074	25,082
			$ 125,140	$ 71,016

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 136,399
Class T	22,595
Class B*	6,073
Class C*	240
$ 165,307

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets
Class A	$ 21,562	.36 *
Class T	30,132	.28 *
Class B	12,219	.44 *
Class C	11,095	.36 *
Institutional Class	2,523	.19 *
	$ 77,531

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $29,037 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,607 for the period.

Annual Report

Notes to Financial Statements - continued

5. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement. Effective February 1, 2005 the expense limitation will be changed to 1.25%, 1.50%, 2.00%, 2.00% and 1.00% for Class A, T, B, C, and Institutional Class, respectively.

	Expense Limitations	Reimbursement from adviser
Class A	1.30%	$ 29,581
Class T	1.55%	43,961
Class B	2.05%	15,368
Class C	2.05%	14,601
Institutional Class	1.05%	4,337
		$ 107,848

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $10,159 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $2.

6. Other Information.

At the end of the period, one otherwise unaffiliated shareholder was the owner of record of 38% of the total outstanding shares of the fund.

Annual Report

7. Share Transactions.

Transactions for each class of shares were as follows:

	Period ended December 31, 2004A Shares	Period ended December 31, 2004A Dollars
Class A
Shares sold	2,793,502	$ 31,810,120
Shares redeemed	(43,346)	(510,122)
Net increase (decrease)	2,750,156	$ 31,299,998
Class T
Shares sold	5,009,964	$ 56,923,971
Shares redeemed	(204,179)	(2,350,782)
Net increase (decrease)	4,805,785	$ 54,573,189
Class B
Shares sold	1,266,901	$ 14,392,485
Shares redeemed	(23,048)	(277,523)
Net increase (decrease)	1,243,853	$ 14,114,962
Class C
Shares sold	1,436,802	$ 16,336,650
Shares redeemed	(9,738)	(115,404)
Net increase (decrease)	1,427,064	$ 16,221,246
Institutional Class
Shares sold	552,710	$ 6,208,664
Shares redeemed	(13,733)	(164,035)
Net increase (decrease)	538,977	$ 6,044,629

A For the period August 12, 2004 (commencement of operations) to December 31, 2004.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Mid Cap II Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Mid Cap II Fund (the Fund), a fund of Fidelity Advisor Series II, including the portfolio of investments, as of December 31, 2004, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from August 12, 2004 (commencement of operations) to December 31, 2004. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Mid Cap II Fund as of December 31, 2004, the results of its operations, the changes in its net assets and its financial highlights from August 12, 2004 to December 31, 2004, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 18, 2005

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 301 funds advised by FMR or an affiliate. Mr. McCoy oversees 303 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1986

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Senior Vice President of Advisor Mid Cap II (2004). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (50)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the non-interested Trustees (2005). Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure Internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001), Teletech Holdings (customer management services), and HRL Laboratories (private research and development, 2004). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), and Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002).

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

Cornelia M. Small (60)

Year of Election or Appointment: 2005

Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (65)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Dirks and Mr. Wolfe may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Advisor Series II. Mr. Dirks also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Advisor Series II. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Kenneth L. Wolfe (65)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Advisor Series II. Mr. Wolfe also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003), Bausch & Lomb, Inc., and Revlon Inc. (2004).]

John B. McDowell (46)

Year of Election or Appointment: 2004

Vice President of Advisor Mid Cap II. Mr. McDowell also serves as Vice President of certain Equity Funds (2002). He is Senior Vice President of FMR (1999), FMR Co., Inc. (2001), and Fidelity Management Trust Company (FMTC). Since joining Fidelity Investments in 1985, Mr. McDowell has worked as a research analyst and manager.

Thomas J. Allen (44)

Year of Election or Appointment: 2004

Vice President of Advisor Mid Cap II. Mr. Allen also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Allen managed a variety of Fidelity funds.

Eric D. Roiter (56)

Year of Election or Appointment: 2004

Secretary of Advisor Mid Cap II. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Vice President and Secretary of FDC; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Management & Research (Far East) Inc. (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present).

Stuart Fross (45)
Year of Election or Appointment: 2004 Assistant Secretary of Advisor Mid Cap II. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Advisor Mid Cap II. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2004

Chief Financial Officer of Advisor Mid Cap II. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of Advisor Mid Cap II. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2004

Deputy Treasurer of Advisor Mid Cap II. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of Advisor Mid Cap II. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (58)
Year of Election or Appointment: 2004 Assistant Treasurer of Advisor Mid Cap II. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (50)
Year of Election or Appointment: 2004 Assistant Treasurer of Advisor Mid Cap II. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (49)
Year of Election or Appointment: 2004 Assistant Treasurer of Advisor Mid Cap II. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Kenneth B. Robins (35)

Year of Election or Appointment: 2004

Assistant Treasurer of Advisor Mid Cap II. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Annual Report

Distributions

The Board of Trustees of Fidelity Advisor Mid Cap II Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class A	2/7/05	2/4/05	$.010
Class T	2/7/05	2/4/05	$.005

The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AMP-UANN-0205
1.801439.100

Fidelity® Advisor

Strategic Income
Fund - Class A, Class T, Class B
and Class C

Annual Report

December 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Central Investment Portfolio Top Fifty Holdings	<Click Here>	Top Fifty holdings of the Fidelity Central Investment Portfolio held by the fund.
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns may reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended December 31, 2004	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.75% sales charge) A	4.12%	8.36%	9.34%
Class T (incl. 3.50% sales charge)	5.41%	8.54%	9.43%
Class B (incl. contingent deferred sales charge) B	3.45%	8.30%	9.36%
Class C (incl. contingent deferred sales charge) C	7.43%	8.51%	9.02%

A Class A shares bear a 0.15% 12b-1 fee. The initial offering of Class A shares took place on September 3, 1996. Returns prior to September 3, 1996 are those of Class T and reflect a 0.25% 12b-1 fee.

B Class B shares' contingent deferred sales charges included in the past one year, past five year and life of fund total return figures are 5%, 2% and 0%, respectively.

C Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on November 3, 1997. Returns prior to November 3, 1997 are those of Class B and reflect a 0.90% 12b-1 fee (1.00% prior to January 1, 1996). Had Class C shares' 12b-1 fee been reflected, returns between January 1, 1996 and November 3, 1997 would have been lower. Class C shares' contingent deferred sales charge included in the past one year, past five year and life of fund total return figures are 1%, 0% and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Strategic Income Fund - Class T on December 31, 1994, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Merrill Lynch® U.S. High Yield Master II Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from William Eigen, Portfolio Manager of Fidelity® Advisor Strategic Income Fund

Investors in U.S. domestic and international fixed-income markets generally found positive returns in 2004, with the strongest gains coming from riskier debt classes. High-yield bonds had another solid year, with the Merrill Lynch® U.S. High Yield Master II Index rising 10.87%. Lower-rated securities once again led the surge, bolstered by improving issuer fundamentals, declining default rates and robust demand from yield-hungry investors. Emerging-markets debt - as measured by the J.P. Morgan Emerging Markets Bond Index Global - also did well, gaining 11.73% on strengthening export-driven local economies and heavy capital flows into the region. Foreign investment-grade debt was a standout in its own right, returning 12.14% according to the Citigroup® Non-U.S. Dollar World Government Bond Index. The U.S. dollar's slide versus most major currencies helped pace the sector. Meanwhile, U.S. government securities struggled as Treasuries were held back by fears of an upturn in long-term interest rates. The Lehman Brothers® Government Bond Index rose just 3.48%.

During the year, the fund's Class A, Class T, Class B and Class C shares rose 9.31%, 9.23%, 8.45% and 8.43%, respectively, while the Fidelity Strategic Income Composite Index and the LipperSM Multi-Sector Income Funds Average returned 9.25% and 8.35%, respectively. While our overall results were strong, I felt they could have been better given that each of the fund's subportfolios beat their respective benchmarks and asset allocation also contributed. I positioned the fund offensively in terms of riskier assets outperforming, but defensively against rising interest rates. This approach largely worked well, particularly among U.S. government securities, whose low single-digit return as a group significantly trailed the broader bond market. In addition to heavily underweighting nominal Treasuries, the fund benefited from investing in Treasury Inflation-Protected Securities, which fared nicely. Unfortunately, substituting cash for some Treasuries curbed our gains slightly in a rising bond market. Modestly overweighting high-yield bonds aided returns versus the index, as did some well-timed tactical shifts among the foreign debt components. Strong credit analysis helped the high-yield subportfolio top its benchmark, while the emerging-markets subportfolio solidly outperformed due to country and security selection. The U.S. government subportfolio edged its index, mainly due to sector positioning, while the developed-markets subportfolio was helped by capturing relative valuation differences between various interest rate markets in Europe, Canada and Japan.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 to December 31, 2004).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Beginning Account Value July 1, 2004	Ending Account Value December 31, 2004	Expenses Paid During Period* July 1, 2004 to December 31, 2004
Class A
Actual	$ 1,000.00	$ 1,101.40	$ 5.23
HypotheticalA	$ 1,000.00	$ 1,020.16	$ 5.03
Class T
Actual	$ 1,000.00	$ 1,100.10	$ 5.60
HypotheticalA	$ 1,000.00	$ 1,019.81	$ 5.38
Class B
Actual	$ 1,000.00	$ 1,097.00	$ 9.28
HypotheticalA	$ 1,000.00	$ 1,016.29	$ 8.92
Class C
Actual	$ 1,000.00	$ 1,096.10	$ 9.54
HypotheticalA	$ 1,000.00	$ 1,016.04	$ 9.17
Institutional Class
Actual	$ 1,000.00	$ 1,102.60	$ 4.23
HypotheticalA	$ 1,000.00	$ 1,021.11	$ 4.06

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.99%
Class T	1.06%
Class B	1.76%
Class C	1.81%
Institutional Class	.80%

Annual Report

Investment Changes

Top Five Holdings as of December 31, 2004
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	13.2	12.4
German Federal Republic	5.1	2.9
Fannie Mae	3.5	3.3
Brazilian Federative Republic	2.5	2.4
Japan Government	1.8	0.8
	26.1
Top Five Market Sectors as of December 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	11.3	10.4
Telecommunication Services	9.5	8.3
Financials	6.8	9.4
Energy	5.1	5.2
Materials	4.9	5.1
Quality Diversification (% of fund's net assets)
As of December 31, 2004	As of June 30, 2004
U.S. Government and U.S. Government Agency Obligations 19.6%	U.S. Government and U.S. Government Agency Obligations 19.2%
AAA, AA, A 14.8%	AAA, AA, A 10.7%
BBB 4.0%	BBB 4.6%
BB 14.9%	BB 11.3%
B 27.8%	B 30.2%
CCC, CC, C 8.3%	CCC, CC, C 10.2%
D 0.0%	D 0.2%
Not Rated 2.3%	Not Rated 1.6%
Equities 1.4%	Equities 1.0%
Short-Term Investments and Net Other Assets 6.9%	Short-Term Investments and Net Other Assets 11.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Asset Allocation (% of fund's net assets)
As of December 31, 2004*		As of June 30, 2004**
	Corporate Bonds 47.1%		Corporate Bonds 47.5%
	U.S. Government and U.S. Government Agency Obligations 19.6%		U.S. Government and U.S. Government Agency Obligations 19.2%
	Foreign Government & Government Agency Obligations 22.8%		Foreign Government & Government Agency Obligations 20.1%
	Stocks 1.4%		Stocks 1.0%
	Other Investments 2.2%		Other Investments 1.2%
	Short-Term Investments and Net Other Assets 6.9%		Short-Term Investments and Net Other Assets 11.0%
* Foreign investments	36.2%	** Foreign investments	31.7%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Annual Report

Investments December 31, 2004

Showing Percentage of Net Assets

Corporate Bonds - 47.1%
		Principal Amount (000s) (d)	Value (Note 1) (000s)
Convertible Bonds - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Atmel Corp. 0% 5/23/21		$ 4,190	$ 1,901
Nonconvertible Bonds - 47.0%
CONSUMER DISCRETIONARY - 10.2%
Auto Components - 0.6%
Affinia Group, Inc. 9% 11/30/14 (g)		3,145	3,279
Cooper Standard Auto, Inc.:
7% 12/15/12 (g)		810	822
8.375% 12/15/14 (g)		2,010	2,010
EaglePicher, Inc. 9.75% 9/1/13		1,120	1,120
Stoneridge, Inc. 11.5% 5/1/12		35	40
Tenneco Automotive, Inc. 8.625% 11/15/14 (g)		1,120	1,162
TRW Automotive Acquisition Corp.:
9.375% 2/15/13		1,318	1,522
11% 2/15/13		2,593	3,125
United Components, Inc. 9.375% 6/15/13		360	391
			13,471
Automobiles - 0.1%
Renault SA 0.3325% 4/23/07 (h)	JPY	200,000	1,940
Hotels, Restaurants & Leisure - 2.3%
Carrols Corp. 9% 1/15/13 (g)		3,055	3,162
Domino's, Inc. 8.25% 7/1/11		516	562
Gaylord Entertainment Co.:
6.75% 11/15/14 (g)		3,710	3,719
8% 11/15/13		920	994
Herbst Gaming, Inc. 8.125% 6/1/12		835	896
ITT Corp. 7.375% 11/15/15		2,560	2,861
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14 (g)		2,670	2,660
Mandalay Resort Group:
6.375% 12/15/11		1,220	1,275
6.5% 7/31/09		1,995	2,095
MGM MIRAGE:
6% 10/1/09		1,050	1,076
6.75% 9/1/12		3,280	3,460
8.5% 9/15/10		435	498
Morton's Restaurant Group, Inc. 7.5% 7/1/10		1,215	1,185
Penn National Gaming, Inc. 8.875% 3/15/10		1,505	1,644
Royal Caribbean Cruises Ltd. 6.875% 12/1/13		2,060	2,225
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Scientific Games Corp. 6.25% 12/15/12 (g)		$ 660	$ 668
Speedway Motorsports, Inc. 6.75% 6/1/13		3,495	3,670
Starwood Hotels & Resorts Worldwide, Inc.:
7.375% 5/1/07		1,480	1,580
7.875% 5/1/12		985	1,128
Station Casinos, Inc.:
6% 4/1/12		1,790	1,844
6.5% 2/1/14		1,670	1,716
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11		3,735	4,099
Town Sports International Holdings, Inc. 0% 2/1/14 (e)		5,035	2,669
Vail Resorts, Inc. 6.75% 2/15/14		5,060	5,142
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10		295	337
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (e)(g)		1,200	750
9% 1/15/12 (g)		710	738
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (g)		553	592
Wheeling Island Gaming, Inc. 10.125% 12/15/09		735	783
			54,028
Household Durables - 1.0%
Beazer Homes USA, Inc. 8.625% 5/15/11		1,085	1,180
D.R. Horton, Inc.:
7.875% 8/15/11		1,000	1,146
8% 2/1/09		1,300	1,459
Goodman Global Holdings, Inc.:
5.76% 6/15/12 (g)(h)		680	692
7.875% 12/15/12 (g)		4,270	4,254
K. Hovnanian Enterprises, Inc.:
6% 1/15/10 (g)		730	737
6.25% 1/15/15 (g)		1,320	1,300
7.75% 5/15/13		3,480	3,706
KB Home 8.625% 12/15/08		1,350	1,529
Levitz Home Furnishings, Inc. 12% 11/1/11 (g)		2,240	2,285
Standard Pacific Corp.:
7.75% 3/15/13		750	805
9.25% 4/15/12		315	365
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Technical Olympic USA, Inc. 7.5% 1/15/15 (g)		$ 2,000	$ 1,980
Tempur-Pedic, Inc./Tempur Production USA, Inc. 10.25% 8/15/10		1,015	1,170
William Lyon Homes, Inc. 7.5% 2/15/14		1,000	960
			23,568
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12 (g)		720	749
Media - 5.6%
AMC Entertainment, Inc.:
8% 3/1/14		1,930	1,901
8.625% 8/15/12 (g)		1,400	1,544
9.5% 2/1/11		39	40
9.875% 2/1/12		1,740	1,879
Cablevision Systems Corp. 8% 4/15/12 (g)		14,265	15,174
CanWest Media, Inc. 8% 9/15/12 (g)		860	918
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8% 4/30/12 (g)		2,110	2,200
Cinemark USA, Inc. 9% 2/1/13		500	571
Cinemark, Inc. 0% 3/15/14 (e)		4,695	3,556
Corus Entertainment, Inc. 8.75% 3/1/12		1,970	2,160
CSC Holdings, Inc.:
6.75% 4/15/12 (g)		3,730	3,833
7.625% 4/1/11		2,580	2,786
7.625% 7/15/18		9,985	10,584
7.875% 2/15/18		3,430	3,704
Dex Media, Inc.:
0% 11/15/13 (e)		720	562
0% 11/15/13 (e)		30	23
8% 11/15/13		5,755	6,215
EchoStar DBS Corp.:
6.375% 10/1/11		3,705	3,798
6.625% 10/1/14 (g)		6,210	6,303
9.125% 1/15/09		42	46
Entravision Communications Corp. 8.125% 3/15/09		1,930	2,036
Haights Cross Communications, Inc. 0% 8/15/11 (e)		1,550	1,015
Haights Cross Operating Co. 11.75% 8/15/11		1,790	2,023
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Houghton Mifflin Co.:
0% 10/15/13 (e)		$ 11,050	$ 8,177
8.25% 2/1/11		1,905	2,029
9.875% 2/1/13		4,265	4,660
IMAX Corp. 9.625% 12/1/10		1,970	2,147
Innova S. de R.L. 9.375% 9/19/13		7,120	8,117
Lamar Media Corp. 7.25% 1/1/13		370	396
Livent, Inc. yankee 9.375% 10/15/04 (c)		300	9
PanAmSat Corp. 6.375% 1/15/08		490	511
PanAmSat Holding Corp. 0% 11/1/14 (e)(g)		4,045	2,771
PEI Holdings, Inc. 11% 3/15/10		1,551	1,807
Radio One, Inc. 8.875% 7/1/11		2,065	2,251
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (g)		3,280	3,559
10.375% 9/1/14 (g)		5,000	5,650
Rogers Cable, Inc.:
5.5% 3/15/14		1,175	1,107
6.25% 6/15/13		2,720	2,717
6.75% 3/15/15 (g)		1,330	1,352
7.875% 5/1/12		1,710	1,860
Sun Media Corp. Canada 7.625% 2/15/13		635	686
Susquehanna Media Co. 7.375% 4/15/13		770	816
The Reader's Digest Association, Inc. 6.5% 3/1/11		3,670	3,835
Videotron Ltee 6.875% 1/15/14		550	572
WDAC Subsidiary Corp. 8.375% 12/1/14 (g)		1,050	1,034
			128,934
Specialty Retail - 0.3%
AutoNation, Inc. 9% 8/1/08		1,850	2,100
CSK Automotive, Inc. 7% 1/15/14		410	408
Hollywood Entertainment Corp. 9.625% 3/15/11		1,760	1,866
J. Crew Intermediate LLC 0% 5/15/08 (e)		317	296
The Pep Boys - Manny, Moe & Jack 7.5% 12/15/14		2,885	2,928
			7,598
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.3%
AAC Group Holding Corp. 0% 10/1/12 (e)(g)		$ 5,165	$ 3,435
Levi Strauss & Co. 9.75% 1/15/15 (g)		4,010	3,960
			7,395
TOTAL CONSUMER DISCRETIONARY			237,683
CONSUMER STAPLES - 0.6%
Food & Staples Retailing - 0.4%
Ahold Finance USA, Inc. 8.25% 7/15/10		3,755	4,281
Reddy Ice Holdings, Inc. 0% 11/1/12 (e)(g)		3,250	2,243
Southern States Cooperative, Inc. 10.5% 11/1/10 (g)		1,960	2,029
			8,553
Food Products - 0.2%
Dean Foods Co.:
6.625% 5/15/09		90	95
6.9% 10/15/17		979	999
Doane Pet Care Co.:
9.75% 5/15/07		1,450	1,428
10.75% 3/1/10		800	856
Hines Nurseries, Inc. 10.25% 10/1/11		370	404
Michael Foods, Inc. 8% 11/15/13		420	443
Philipp Brothers Chemicals, Inc. 9.875% 6/1/08		1,974	1,856
			6,081
Household Products - 0.0%
Central Garden & Pet Co. 9.125% 2/1/13		260	288
Personal Products - 0.0%
Elizabeth Arden, Inc. 7.75% 1/15/14		470	498
TOTAL CONSUMER STAPLES			15,420
ENERGY - 5.1%
Energy Equipment & Services - 0.6%
CHC Helicopter Corp. 7.375% 5/1/14		3,185	3,344
Grant Prideco, Inc.:
9% 12/15/09		170	191
9.625% 12/1/07		460	514
Hanover Compressor Co.:
8.625% 12/15/10		490	534
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Energy Equipment & Services - continued
Hanover Compressor Co.: - continued
9% 6/1/14		$ 1,260	$ 1,399
Petroliam Nasional BHD (Petronas) 7.625% 10/15/26 (Reg. S)		2,790	3,399
Seabulk International, Inc. 9.5% 8/15/13		3,290	3,487
SESI LLC 8.875% 5/15/11		60	66
			12,934
Oil & Gas - 4.5%
Belden & Blake Corp. 8.75% 7/15/12 (g)		3,100	3,170
Chesapeake Energy Corp.:
6.875% 1/15/16		2,879	3,023
7% 8/15/14		865	923
7.5% 6/15/14		850	927
7.75% 1/15/15		615	670
El Paso Production Holding Co. 7.75% 6/1/13		4,000	4,170
Encore Acquisition Co.:
6.25% 4/15/14		1,500	1,508
8.375% 6/15/12		755	842
Energy Partners Ltd. 8.75% 8/1/10		3,530	3,848
EXCO Resources, Inc. 7.25% 1/15/11		570	613
Forest Oil Corp. 8% 12/15/11		480	548
General Maritime Corp. 10% 3/15/13		2,945	3,387
Harvest Operations Corp. 7.875% 10/15/11 (g)		1,170	1,179
Houston Exploration Co. 7% 6/15/13		410	431
Hurricane Finance BV:
9.625% 2/12/10 (g)		775	864
9.625% 2/12/10 (Reg. S)		450	502
InterNorth, Inc. 9.625% 3/15/06 (c)		935	290
Markwest Energy Partners LP/ Markwest Energy Finance Corp. 6.875% 11/1/14 (g)		525	536
OAO Gazprom:
9.625% 3/1/13		4,380	5,190
10.5% 10/21/09		2,870	3,415
Pan American Energy LLC 7.125% 10/27/09 (g)		3,220	3,228
Pecom Energia SA 9% 5/1/09 (Reg. S)		730	782
Pemex Project Funding Master Trust:
3.79% 6/15/10 (g)(h)		6,610	6,782
6.625% 4/4/10	EUR	500	755
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil & Gas - continued
Pemex Project Funding Master Trust: - continued
8.625% 2/1/22		$ 4,495	$ 5,209
Petrobras Energia SA 9.375% 10/30/13		2,785	3,004
Petroleos Mexicanos 9.25% 3/30/18		3,005	3,704
Plains Exploration & Production Co.:
7.125% 6/15/14		1,225	1,341
8.75% 7/1/12		1,610	1,801
Range Resources Corp. 7.375% 7/15/13		2,190	2,343
Ship Finance International Ltd. 8.5% 12/15/13		5,015	5,165
Teekay Shipping Corp. 8.875% 7/15/11		5,635	6,537
The Coastal Corp.:
6.375% 2/1/09		230	228
7.75% 6/15/10		2,180	2,278
7.75% 10/15/35		235	219
Venoco, Inc. 8.75% 12/15/11 (g)		1,470	1,514
Vintage Petroleum, Inc. 8.25% 5/1/12		1,000	1,089
Williams Companies, Inc.:
7.125% 9/1/11		2,300	2,513
7.625% 7/15/19		7,267	7,921
7.75% 6/15/31		1,625	1,690
7.875% 9/1/21		3,705	4,113
8.125% 3/15/12		1,025	1,184
8.75% 3/15/32		3,360	3,864
YPF SA yankee 9.125% 2/24/09		1,825	2,035
			105,335
TOTAL ENERGY			118,269
FINANCIALS - 6.4%
Capital Markets - 0.9%
Banco BPI SA 0.1019% 2/12/07 (h)	JPY	100,000	967
Bank of Scotland International Australia Ltd. 2.6914% 9/7/06 (h)	CAD	1,500	1,250
BCP Caylux Holdings Luxembourg SCA 9.625% 6/15/14 (g)		8,890	9,957
Goldman Sachs Group, Inc. 6.125% 2/14/17	GBP	1,500	3,042
J.P. Morgan AG (Vimpel Communications) loan participation note 10.45% 4/26/05 (Reg. S)		2,475	2,500
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Macquarie Bank Ltd. 0.2019% 2/10/06 (h)	JPY	200,000	$ 1,950
Merrill Lynch & Co., Inc. 0.3729% 5/28/08 (h)	JPY	200,000	1,960
			21,626
Commercial Banks - 0.7%
Alliance & Leicester PLC 0.0525% 10/18/06 (h)	JPY	100,000	974
ASB Bank Ltd. 0.0525% 7/27/05 (h)	JPY	200,000	1,951
Australia & New Zealand Banking Group Ltd. 2.7014% 12/29/06 (h)	CAD	1,500	1,250
Banco Santander Central Hispano SA 2.226% 2/23/06 (h)	EUR	500	678
Banque Federative du Credit Mutuel (BFCM) 2.245% 7/24/06 (h)	EUR	500	678
Commonwealth Bank of Australia 2.7729% 11/28/06 (h)	CAD	1,750	1,458
Export-Import Bank of Korea 0.1525% 11/4/05 (h)	JPY	300,000	2,927
NIB Capital Bank NV 0.1025% 2/17/09 (h)	JPY	250,000	2,437
Rabobank Nederland 2.8029% 2/23/07 (h)	CAD	250	208
San Paolo IMI Spa 2.478% 6/28/16 (h)	EUR	1,000	1,355
Standard Bank London Ltd. 8.125% 9/30/09		1,600	1,624
Westpac Banking Corp. 2.7429% 1/27/06 (h)	CAD	1,500	1,250
			16,790
Consumer Finance - 0.4%
Countrywide Home Loans, Inc. 2.8214% 3/7/06 (h)	CAD	1,500	1,250
General Motors Acceptance Corp. 3.898% 7/5/05 (h)	EUR	1,500	2,044
General Motors Acceptance Corp. of Canada Ltd. 3.92% 9/12/08 (h)	EUR	1,500	2,018
Household Finance Corp. 6.25% 8/19/19	GBP	1,500	3,144
Metris Companies, Inc. 10.125% 7/15/06		330	333
			8,789
Diversified Financial Services - 3.5%
Aries Vermogensverwaltngs GmbH 9.6% 10/25/14 (g)		3,000	3,675
BAT International Finance PLC 3% 4/3/06 (h)	EUR	1,500	2,049
Caixa Finance BV 2.226% 11/21/06 (h)	EUR	1,000	1,356
Canada Housing Trust No. 1 4.65% 9/15/09	CAD	16,600	14,342
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13		955	986
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 1/15/10 (e)		$ 505	$ 471
0% 5/15/11 (e)		830	610
10% 4/1/09		535	479
10.75% 10/1/09		1,670	1,528
Chukchansi Economic Development Authority 14.5% 6/15/09 (g)		490	617
Citigroup Global Markets Holdings, Inc. 4.9275% 2/20/07 (h)	GBP	1,000	1,919
Crystal US Holding 3LLC/Crystal US Sub 3Corp.:
Series A, 0% 10/1/14 (e)(g)		2,130	1,470
Series B, 0% 10/1/14 (e)(g)		6,210	4,223
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 3/1/14		1,505	1,618
FIMEP SA 10.5% 2/15/13		2,885	3,412
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11		1,335	1,569
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12		3,090	3,318
Graham Packaging Co. LP/ GPC Capital Corp.:
8.5% 10/15/12 (g)		4,430	4,629
9.875% 10/15/14 (g)		2,850	3,035
Jostens Holding Corp. 0% 12/1/13 (e)		2,060	1,463
Marquee Holdings, Inc. 0% 8/15/14 (e)(g)		3,535	2,351
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10		1,170	1,229
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		2,770	2,867
New Asat Finance Ltd. 9.25% 2/1/11 (g)		1,690	1,538
Refco Finance Holdings LLC/Refco Finance, Inc. 9% 8/1/12 (g)		3,200	3,488
Sealed Air Finance 5.625% 7/19/06	EUR	250	350
Tate & Lyle International Finance PLC 5.75% 10/6/06	EUR	800	1,137
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10		5,760	6,818
Universal City Florida Holding Co. I/II:
7.2% 5/1/10 (g)(h)		1,140	1,183
8.375% 5/1/10 (g)		1,270	1,321
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Volkswagen International Finance NV 0.3881% 11/30/07 (h)	JPY	200,000	$ 1,951
WH Holdings Ltd./WH Capital Corp. 9.5% 4/1/11		540	594
Williams Companies, Inc. Credit Linked Certificate Trust 6.75% 4/15/09 (g)		2,425	2,616
			80,212
Insurance - 0.0%
MetLife, Inc. 5.375% 12/9/24	GBP	70	133
Real Estate - 0.9%
American Real Estate Partners/American Real Estate Finance Corp. 8.125% 6/1/12		3,285	3,503
BF Saul REIT 7.5% 3/1/14		3,400	3,519
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09		3,225	3,539
La Quinta Properties, Inc.:
7% 8/15/12		1,240	1,321
8.875% 3/15/11		1,860	2,074
Senior Housing Properties Trust:
7.875% 4/15/15		4,040	4,444
8.625% 1/15/12		1,510	1,725
			20,125
Thrifts & Mortgage Finance - 0.0%
Credit Logement SA 2.774% 12/2/49 (h)	EUR	500	680
TOTAL FINANCIALS			148,355
HEALTH CARE - 2.7%
Biotechnology - 0.0%
Polypore, Inc. 8.75% 5/15/12		560	584
Health Care Equipment & Supplies - 0.1%
Bio-Rad Laboratories, Inc. 7.5% 8/15/13		1,770	1,929
Fisher Scientific International, Inc. 8.125% 5/1/12		845	942
			2,871
Health Care Providers & Services - 2.2%
AmeriPath, Inc. 10.5% 4/1/13		2,805	2,980
AmerisourceBergen Corp.:
7.25% 11/15/12		670	745
8.125% 9/1/08		465	517
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Beverly Enterprises, Inc. 7.875% 6/15/14 (g)		$ 5,285	$ 5,648
Concentra Operating Corp. 9.125% 6/1/12 (g)		390	441
Curative Health Services, Inc. 10.75% 5/1/11		1,450	1,291
Fresenius Medical Care Capital Trust IV 7.875% 6/15/11		1,000	1,103
Genesis HealthCare Corp. 8% 10/15/13		350	380
HCA, Inc.:
6.375% 1/15/15		4,525	4,535
6.75% 7/15/13		3,715	3,831
National Nephrology Associates, Inc. 9% 11/1/11 (g)		490	567
PacifiCare Health Systems, Inc. 10.75% 6/1/09		908	1,026
Psychiatric Solutions, Inc. 10.625% 6/15/13		320	370
Service Corp. International (SCI) 6.75% 4/1/16		2,800	2,863
Triad Hospitals, Inc. 7% 11/15/13		4,205	4,310
U.S. Oncology, Inc.:
9% 8/15/12 (g)		1,300	1,437
10.75% 8/15/14 (g)		5,210	5,965
Vanguard Health Holding Co. I 0% 10/1/15 (e)(g)		5,050	3,308
Vanguard Health Holding Co. II LLC 9% 10/1/14 (g)		9,070	9,660
			50,977
Pharmaceuticals - 0.4%
CDRV Investors, Inc. 0% 1/1/15 (e)(g)		3,760	2,322
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11 (g)		2,830	3,028
Leiner Health Products, Inc. 11% 6/1/12		1,885	2,059
VWR International, Inc.:
6.875% 4/15/12 (g)		630	660
8% 4/15/14 (g)		630	673
			8,742
TOTAL HEALTH CARE			63,174
INDUSTRIALS - 3.1%
Aerospace & Defense - 0.1%
Alliant Techsystems, Inc. 8.5% 5/15/11		2,020	2,182
Airlines - 0.7%
American Airlines, Inc. pass thru trust certificates:
7.377% 5/23/19		2,503	1,752
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
American Airlines, Inc. pass thru trust certificates: - continued
7.379% 5/23/16		$ 869	$ 608
AMR Corp. 9% 9/15/16		920	708
Continental Airlines, Inc. pass thru trust certificates:
6.748% 9/15/18		97	77
6.9% 7/2/18		764	642
8.312% 10/2/12		613	472
8.388% 5/1/22		928	761
Delta Air Lines, Inc.:
7.9% 12/15/09		2,815	1,773
8.3% 12/15/29		3,100	1,496
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10		1,280	1,263
7.711% 9/18/11		320	243
7.92% 5/18/12		3,340	2,572
10.06% 1/2/16		170	111
Northwest Airlines Corp. 10% 2/1/09		1,270	1,067
Northwest Airlines, Inc.:
7.875% 3/15/08		1,392	1,128
9.875% 3/15/07		125	114
10.5% 4/1/09		288	245
Northwest Airlines, Inc. pass thru trust certificates:
7.248% 7/2/14		314	236
7.691% 4/1/17		34	28
7.95% 9/1/16		44	38
8.07% 1/2/15		1,369	958
8.304% 9/1/10		248	211
NWA Trust 10.23% 6/21/14		268	246
			16,749
Building Products - 0.3%
ERICO International Corp. 8.875% 3/1/12		240	253
Jacuzzi Brands, Inc. 9.625% 7/1/10		3,915	4,346
Maax Holdings, Inc. 0% 12/15/12 (e)(g)		3,290	2,073
			6,672
Commercial Services & Supplies - 0.3%
Allied Security Escrow Corp. 11.375% 7/15/11 (g)		1,260	1,348
Allied Waste North America, Inc. 6.5% 11/15/10		1,830	1,789
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Browning-Ferris Industries, Inc.:
7.4% 9/15/35		$ 1,640	$ 1,443
9.25% 5/1/21		680	707
IOS Capital LLC 7.25% 6/30/08		58	61
JohnsonDiversey, Inc. 9.625% 5/15/12		435	489
R.H. Donnelley Finance Corp. I:
8.875% 12/15/10 (g)		350	392
10.875% 12/15/12 (g)		550	655
			6,884
Construction & Engineering - 0.1%
Blount, Inc. 8.875% 8/1/12		1,250	1,356
Great Lakes Dredge & Dock Corp. 7.75% 12/15/13		320	289
			1,645
Electrical Equipment - 0.3%
General Cable Corp. 9.5% 11/15/10		3,055	3,429
Polypore, Inc. 0% 10/1/12 (e)(g)		4,965	3,165
			6,594
Machinery - 0.1%
Cummins, Inc.:
7.125% 3/1/28		2,250	2,295
9.5% 12/1/10 (h)		320	362
Navistar International Corp. 7.5% 6/15/11		650	696
			3,353
Marine - 0.4%
H-Lines Finance Holding Corp. 0% 4/1/13 (e)(g)		2,075	1,510
OMI Corp. 7.625% 12/1/13		4,625	4,949
Ultrapetrol Bahamas Ltd. 9% 11/24/14 (g)		2,455	2,449
			8,908
Road & Rail - 0.8%
Grupo TMM SA de CV 10.5% 8/1/07 (g)		1,696	1,704
Kansas City Southern Railway Co.:
7.5% 6/15/09		3,165	3,323
9.5% 10/1/08		1,350	1,519
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Road & Rail - continued
TFM SA de CV yankee:
10.25% 6/15/07		$ 965	$ 1,033
11.75% 6/15/09		12,149	12,331
			19,910
TOTAL INDUSTRIALS			72,897
INFORMATION TECHNOLOGY - 3.0%
Communications Equipment - 0.4%
Lucent Technologies, Inc.:
6.45% 3/15/29		10,845	9,869
6.5% 1/15/28		190	171
			10,040
Electronic Equipment & Instruments - 0.4%
Altra Industrial Motion, Inc. 9% 12/1/11 (g)		970	985
Celestica, Inc. 7.875% 7/1/11		6,510	6,966
			7,951
IT Services - 0.4%
Iron Mountain, Inc.:
6.625% 1/1/16		8,455	7,905
7.75% 1/15/15		1,330	1,337
8.25% 7/1/11		535	551
8.625% 4/1/13		45	48
			9,841
Office Electronics - 1.2%
Xerox Capital Trust I 8% 2/1/27		3,085	3,208
Xerox Corp.:
6.875% 8/15/11		3,240	3,451
7.125% 6/15/10		3,720	4,018
7.2% 4/1/16		2,515	2,691
7.625% 6/15/13		12,425	13,668
			27,036
Semiconductors & Semiconductor Equipment - 0.6%
AMI Semiconductor, Inc. 10.75% 2/1/13		688	807
Freescale Semiconductor, Inc. 7.125% 7/15/14		5,740	6,228
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.:
5.78% 12/15/11 (g)(h)		$ 670	$ 688
6.875% 12/15/11 (g)		1,330	1,370
8% 12/15/14 (g)		520	542
Semiconductor Note Participation Trust 0% 8/4/11 (g)		500	750
Viasystems, Inc. 10.5% 1/15/11		4,065	3,984
			14,369
TOTAL INFORMATION TECHNOLOGY			69,237
MATERIALS - 4.9%
Chemicals - 1.8%
America Rock Salt Co. LLC 9.5% 3/15/14		3,940	4,117
Braskem SA 11.75% 1/22/14 (g)		965	1,134
Compass Minerals Group, Inc. 10% 8/15/11		1,120	1,260
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11		910	1,051
Georgia Gulf Corp. 7.125% 12/15/13		630	677
Huntsman Advanced Materials LLC:
10% 7/15/08 (g)(h)		940	1,015
11% 7/15/10 (g)		750	881
Huntsman ICI Chemicals LLC 10.125% 7/1/09		1,820	1,920
Huntsman International LLC:
7.375% 1/1/15 (g)		4,960	4,997
9.875% 3/1/09		480	526
Huntsman LLC:
9.32% 7/15/11 (g)(h)		630	702
11.625% 10/15/10		735	871
Innophos, Inc. 8.875% 8/15/14 (g)		530	574
JohnsonDiversey Holdings, Inc. 0% 5/15/13 (e)		4,800	4,152
Lyondell Chemical Co.:
9.5% 12/15/08		1,365	1,488
9.625% 5/1/07		265	291
11.125% 7/15/12		1,950	2,306
Millennium America, Inc. 9.25% 6/15/08		2,515	2,842
Phibro Animal Health Corp.:
13% 12/1/07 unit (g)		1,295	1,412
13% 12/1/07 unit (g)		280	305
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Resolution Performance Products LLC/RPP Capital Corp. 9.5% 4/15/10		$ 2,470	$ 2,655
Rockwood Specialties Group, Inc. 7.5% 11/15/14 (g)		370	383
Solutia, Inc.:
6.72% 10/15/37 (c)		1,920	1,565
7.375% 10/15/27 (c)		6,060	4,939
			42,063
Containers & Packaging - 0.9%
BWAY Corp. 10% 10/15/10		1,175	1,251
Crown Cork & Seal, Inc.:
7.375% 12/15/26		1,800	1,692
8% 4/15/23		3,915	3,856
Crown European Holdings SA:
9.5% 3/1/11		2,330	2,645
10.875% 3/1/13		760	899
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14 (g)		1,740	1,775
7.75% 5/15/11		620	673
8.25% 5/15/13		1,070	1,177
8.75% 11/15/12		4,155	4,664
8.875% 2/15/09		2,240	2,430
			21,062
Metals & Mining - 1.6%
Compass Minerals International, Inc.:
0% 12/15/12 (e)		1,330	1,137
0% 6/1/13 (e)		2,260	1,831
CSN Islands VIII Corp. 9.75% 12/16/13 (g)		9,265	9,914
Foundation Pennsylvania Coal Co. 7.25% 8/1/14 (g)		1,310	1,385
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14		2,770	2,749
10.125% 2/1/10		2,400	2,742
IMCO Recycling Escrow, Inc. 9% 11/15/14 (g)		430	445
International Steel Group, Inc. 6.5% 4/15/14		4,720	5,098
Ispat Inland ULC 9.75% 4/1/14		932	1,151
Luscar Coal Ltd. 9.75% 10/15/11		1,350	1,529
Massey Energy Co. 6.625% 11/15/10		2,850	2,964
Oregon Steel Mills, Inc. 10% 7/15/09		960	1,078
Peabody Energy Corp. 6.875% 3/15/13		1,340	1,451
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Steel Dynamics, Inc.:
9.5% 3/15/09		$ 65	$ 71
9.5% 3/15/09		2,090	2,289
			35,834
Paper & Forest Products - 0.6%
Boise Cascade LLC/Boise Cascade Finance Corp.:
5.005% 10/15/12 (g)(h)		600	614
7.125% 10/15/14 (g)		730	767
Georgia-Pacific Corp.:
7.375% 12/1/25		2,095	2,284
8% 1/15/24		4,215	4,884
8.875% 5/15/31		1,095	1,369
9.375% 2/1/13		2,540	2,959
Millar Western Forest Products Ltd. 7.75% 11/15/13		1,835	1,963
			14,840
TOTAL MATERIALS			113,799
TELECOMMUNICATION SERVICES - 8.8%
Diversified Telecommunication Services - 4.3%
AT&T Corp. 8.75% 11/15/31		8,135	9,670
Deutsche Telekom International Finance BV 6.25% 12/9/10	GBP	250	502
Empresa Brasileira de Telecomm SA 11% 12/15/08		5,093	5,806
Eschelon Operating Co. 8.375% 3/15/10		1,330	1,064
Indosat Finance Co. BV 7.75% 11/5/10		985	1,049
Level 3 Financing, Inc. 10.75% 10/15/11 (g)		3,945	3,551
MCI, Inc.:
6.688% 5/1/09		102	106
7.735% 5/1/14		4,435	4,768
Mobifon Holdings BV 12.5% 7/31/10		7,225	8,598
New Skies Satellites BV:
7.4375% 11/1/11 (g)(h)		750	788
9.125% 11/1/12 (g)		580	603
NTL Cable PLC 8.75% 4/15/14 (g)		13,365	15,036
Qwest Corp.:
7.875% 9/1/11 (g)		2,980	3,218
9.125% 3/15/12 (g)		19,230	22,211
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Qwest Services Corp. 14.5% 12/15/14 (g)(h)		$ 1,105	$ 1,384
Telefonica de Argentina SA 9.125% 11/7/10		2,697	2,839
Telenet Group Holding NV 0% 6/15/14 (e)(g)		10,675	8,113
U.S. West Communications:
6.875% 9/15/33		5,398	4,966
7.125% 11/15/43		220	203
7.2% 11/10/26		2,450	2,340
7.25% 9/15/25		1,115	1,087
7.25% 10/15/35		1,300	1,229
7.5% 6/15/23		1,880	1,847
8.875% 6/1/31		340	360
			101,338
Wireless Telecommunication Services - 4.5%
American Tower Corp. 7.125% 10/15/12 (g)		5,335	5,482
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13		5,805	6,502
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14 (h)		2,460	2,534
Crown Castle International Corp.:
Series B, 7.5% 12/1/13		2,920	3,132
7.5% 12/1/13		290	311
9.375% 8/1/11		3,800	4,256
10.75% 8/1/11		2,255	2,458
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13		2,320	2,598
Dobson Cellular Systems, Inc. 9.875% 11/1/12 (g)		1,980	1,955
Globe Telecom, Inc. 9.75% 4/15/12		1,480	1,617
Inmarsat Finance II PLC 0% 11/15/12 (e)(g)		12,710	9,151
Kyivstar GSM 10.375% 8/17/09 (g)		2,735	3,022
Millicom International Cellular SA 10% 12/1/13 (g)		11,280	11,788
Mobile Telesystems Finance SA:
8.375% 10/14/10 (g)		2,630	2,669
9.75% 1/30/08 (g)		2,260	2,379
9.75% 1/30/08 (Reg. S)		250	263
Nextel Communications, Inc.:
5.95% 3/15/14		1,150	1,202
6.875% 10/31/13		3,850	4,177
7.375% 8/1/15		15,530	17,161
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Rogers Communications, Inc.:
5.525% 12/15/10 (g)(h)		$ 1,740	$ 1,823
6.375% 3/1/14		2,795	2,767
7.25% 12/15/12 (g)		1,080	1,145
7.5% 3/15/15 (g)		1,990	2,094
8% 12/15/12 (g)		1,240	1,308
9.625% 5/1/11		1,940	2,260
Telemig Cellular SA/Amazonia Cellular SA 8.75% 1/20/09 (g)		3,130	3,255
UbiquiTel Operating Co.:
9.875% 3/1/11		395	442
9.875% 3/1/11 (g)		1,310	1,467
Western Wireless Corp. 9.25% 7/15/13		5,230	5,701
			104,919
TOTAL TELECOMMUNICATION SERVICES			206,257
UTILITIES - 2.2%
Electric Utilities - 0.2%
Illinois Power Co. 7.5% 6/15/09		60	68
Texas Genco LLC/Texas Genco Financing Corp. 6.875% 12/15/14 (g)		4,735	4,924
			4,992
Gas Utilities - 1.3%
ANR Pipeline, Inc. 8.875% 3/15/10		430	481
Northwest Pipeline Corp.:
6.625% 12/1/07		285	302
8.125% 3/1/10		400	443
Southern Natural Gas Co.:
7.35% 2/15/31		7,350	7,635
8% 3/1/32		4,170	4,556
8.875% 3/15/10		510	571
Tennessee Gas Pipeline Co.:
7% 10/15/28		550	547
7.5% 4/1/17		7,600	8,455
7.625% 4/1/37		1,035	1,089
8.375% 6/15/32		1,155	1,302
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - continued
Transcontinental Gas Pipe Line Corp.:
6.125% 1/15/05		$ 420	$ 422
6.25% 1/15/08		1,115	1,171
7% 8/15/11		330	362
8.875% 7/15/12		1,455	1,771
			29,107
Multi-Utilities & Unregulated Power - 0.7%
Calpine Corp.:
8.5% 7/15/10 (g)		1,790	1,530
8.75% 7/15/13 (g)		9,590	7,864
9.875% 12/1/11 (g)		510	444
Chivor SA E.S.P. 9.75% 12/30/14 (g)		3,255	3,385
Enron Corp.:
6.4% 7/15/06 (c)		545	169
6.625% 11/15/05 (c)		2,200	682
6.725% 11/15/37 (c)		684	209
6.75% 8/1/09 (c)		550	171
6.875% 10/15/07 (c)		1,330	412
6.95% 7/15/28 (c)		1,204	379
7.125% 5/15/07 (c)		235	73
7.375% 5/15/19 (c)		1,400	427
7.875% 6/15/03 (c)		235	73
8.375% 5/23/05 (c)		2,500	766
9.125% 4/1/03 (c)		50	16
9.875% 6/15/03 (c)		220	68
			16,668
TOTAL UTILITIES			50,767
TOTAL NONCONVERTIBLE BONDS			1,095,858
TOTAL CORPORATE BONDS (Cost $1,029,318)			1,097,759
U.S. Government and Government Agency Obligations - 17.8%
		Principal Amount (000s) (d)	Value (Note 1) (000s)
U.S. Government Agency Obligations - 4.6%
Fannie Mae:
3.25% 1/15/08		$ 11,850	$ 11,759
3.25% 2/15/09		12,890	12,639
5.125% 1/2/14		8,000	8,158
6% 5/15/11		7,675	8,444
6.125% 3/15/12		900	1,000
6.25% 2/1/11		380	417
Federal Home Loan Bank:
2.25% 5/15/06		16,150	15,967
5.8% 9/2/08		2,920	3,128
Freddie Mac:
2.75% 10/15/06		2,175	2,158
2.875% 12/15/06		3,515	3,490
3.625% 9/15/08		22,050	22,058
4.375% 2/4/10		3,440	3,444
4.5% 1/15/14		5,480	5,478
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06		53	55
Private Export Funding Corp. secured 5.685% 5/15/12		1,715	1,858
Small Business Administration guaranteed development participation certificates Series 2003 P10B, 5.136% 8/10/13		1,930	1,961
State of Israel (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23		4,750	4,963
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			106,977
U.S. Treasury Inflation Protected Obligations - 4.3%
U.S. Treasury Inflation-Indexed Bonds 3.625% 4/15/28		17,678	23,205
U.S. Treasury Inflation-Indexed Notes:
1.875% 7/15/13		65,253	67,124
2% 1/15/14		10,020	10,371
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			100,700
U.S. Treasury Obligations - 8.9%
U.S. Treasury Bonds:
6.125% 8/15/29		13,500	15,850
9% 11/15/18		2,000	2,897
11.25% 2/15/15		2,900	4,559
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (Note 1) (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes:
1.625% 2/28/06		$ 20,100	$ 19,828
2.375% 8/31/06		26,000	25,741
2.5% 5/31/06		31,900	31,717
3.125% 5/15/07		15,000	14,992
3.25% 1/15/09		25,100	24,882
3.375% 9/15/09		10,571	10,474
4% 11/15/12		645	644
4.25% 8/15/13		4,000	4,032
4.25% 11/15/13		17,000	17,107
4.75% 5/15/14		22,800	23,760
5% 2/15/11		9,300	9,893
TOTAL U.S. TREASURY OBLIGATIONS			206,376
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $410,804)			414,053
U.S. Government Agency - Mortgage Securities - 1.7%

Fannie Mae - 1.7%
4% 3/1/19 to 7/1/19		10,795	10,546
4.5% 12/1/18		8,783	8,775
5% 3/1/18 to 5/1/34		13,127	13,158
5.5% 5/1/11 to 3/1/18		4,224	4,371
6% 8/1/13 to 1/1/26		164	172
6.5% 4/1/09 to 9/1/32		978	1,027
7% 9/1/25		10	10
7.5% 1/1/28 to 5/1/28		128	137
TOTAL FANNIE MAE			38,196
Freddie Mac - 0.0%
8.5% 3/1/20		32	35
Government National Mortgage Association - 0.0%
6% 1/15/09 to 5/15/09		127	133
6.5% 4/15/26 to 5/15/26		104	109
7% 9/15/25 to 8/15/31		253	269
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (Note 1) (000s)
Government National Mortgage Association - continued
7.5% 2/15/22 to 8/15/28		$ 296	$ 319
8% 9/15/26 to 12/15/26		43	46
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			876
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $38,915)			39,107
Asset-Backed Securities - 0.3%

Capital One Multi-Asset Execution Trust Series 2004-B7 Class B7, 2.615% 8/17/17 (h)	EUR	1,500	2,035
Chester Asset Receivables Dealings PLC 2.998% 9/15/13 (h)	EUR	500	682
Cumbernauld Funding 5.2% 3/16/09	GBP	450	870
Driver One Gmbh Series 1 Class B, 2.404% 5/21/10 (h)	EUR	600	814
Punch Taverns Finance PLC 5.2144% 4/15/09 (h)	GBP	874	1,676
TOTAL ASSET-BACKED SECURITIES (Cost $5,518)			6,077
Collateralized Mortgage Obligations - 0.5%

Private Sponsor - 0.4%
Granite Mortgages PLC:
2.515% 1/20/43 (h)	EUR	400	545
5.0425% 3/20/44 (h)	GBP	1,000	1,922
Holmes Financing No. 8 PLC:
floater Series 3 Class C, 2.998% 7/15/40 (h)	EUR	500	682
5.0444% 7/15/40 (h)	GBP	1,000	1,922
Mortgages PLC Series 6 Class A1, 4.9602% 1/31/27 (h)	GBP	2,000	3,838
Permanent Financing No. 1 PLC 5.1% 6/10/09 (h)	EUR	400	571
TOTAL PRIVATE SPONSOR			9,480
U.S. Government Agency - 0.1%
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class Series 2001-53 Class OH, 6.5% 6/25/30		163	163
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (Note 1) (000s)
U.S. Government Agency - continued
Freddie Mac planned amortization class Series 2351 Class PX, 6.5% 7/15/30		$ 297	$ 301
Freddie Mac Multi-class participation certificates guaranteed planned amortization class Series 2707 Class QD, 4.5% 5/15/17		1,435	1,437
TOTAL U.S. GOVERNMENT AGENCY			1,901
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $11,004)			11,381
Commercial Mortgage Securities - 0.1%

Opera Finance PLC 5.1475% 7/31/13 (h) (Cost $1,841)	GBP	1,000	1,920
Foreign Government and Government Agency Obligations - 22.8%

Argentine Republic 1.98% 8/3/12 (h)		7,325	6,188
Austrian Republic 5% 12/20/24 (g)	CAD	2,000	1,632
Banco Central del Uruguay:
Brady:
par A 6.75% 2/19/21		1,000	955
par B 6.75% 3/21/21		100	96
value recovery A rights 1/2/21 (i)		1,000,000	0
value recovery B rights 1/2/21 (i)		750,000	0
Bogota Distrito Capital:
9.5% 12/12/06 (g)		540	589
9.5% 12/12/06 (Reg. S)		3,163	3,448
Brazilian Federative Republic:
Brady:
capitalization bond 8% 4/15/14		29,675	30,380
par Z-L 6% 4/15/24		2,010	1,864
10.5% 7/14/14		1,260	1,496
11% 8/17/40		11,530	13,686
12% 4/15/10		1,650	2,042
12.25% 3/6/30		3,125	4,134
12.75% 1/15/20		1,820	2,464
Canadian Government:
3% 6/1/06	CAD	16,250	13,582
5.25% 6/1/12	CAD	2,100	1,875
5.5% 6/1/09	CAD	5,500	4,931
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (Note 1) (000s)
Canadian Government: - continued
5.75% 6/1/29	CAD	14,250	$ 13,413
Central Bank of Nigeria:
Brady 6.25% 11/15/20		1,500	1,403
promissory note 5.092% 1/5/10		1,466	1,392
warrants 11/15/20 (a)(i)		3,250	3
City of Kiev 8.75% 8/8/08		5,285	5,549
Colombian Republic:
10.75% 1/15/13		3,520	4,215
11.75% 3/1/10	COP	2,239,000	958
11.75% 2/25/20		2,310	2,968
Dominican Republic:
Brady 2.75% 8/30/09 (h)		4,166	3,437
3.4425% 8/30/24 (h)		3,890	3,097
9.04% 1/23/13 (g)		550	461
9.5% 9/27/06 (Reg. S)		440	414
Ecuador Republic:
8% 8/15/30 (Reg. S) (f)		2,820	2,436
12% 11/15/12 (Reg. S)		3,906	4,004
euro par 4.75% 2/28/25 (f)		425	276
German Federal Republic:
2.75% 6/23/06	EUR	18,000	24,540
4.25% 1/4/14	EUR	51,170	72,795
4.75% 7/4/34	EUR	14,300	20,892
5.5% 1/4/31	EUR	2,000	3,235
Hellenic Republic 3.25% 6/21/07	EUR	9,670	13,295
Ivory Coast Brady FLIRB A 2% 3/29/18 (c)(f)	FRF	10,395	333
Japan Government:
0.2% 7/20/06	JPY	1,280,000	12,526
1.5% 3/20/14	JPY	2,635,000	26,083
2.4% 6/20/24	JPY	470,000	4,866
Lebanese Republic 5.88% 11/30/09 (g)(h)		1,415	1,408
Panamanian Republic:
Brady discount 2.6925% 7/17/26 (h)		125	112
9.625% 2/8/11		1,230	1,458
10.75% 5/15/20		1,735	2,256
Peruvian Republic:
3% 3/7/27 (f)		900	583
9.125% 2/21/12		3,030	3,538
9.875% 2/6/15		1,115	1,377
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (Note 1) (000s)
Philippine Republic:
Brady principal collateralized interest reduction bond 6.5% 12/1/17		$ 3,670	$ 3,606
8.375% 2/15/11		7,520	7,558
9% 2/15/13		2,250	2,295
9.875% 1/15/19		2,945	3,030
Russian Federation:
5% 3/31/30 (f)(g)		3,900	4,022
5% 3/31/30 (Reg. S) (f)		22,365	23,064
8.25% 3/31/10 (Reg. S)		2,325	2,558
12.75% 6/24/28 (Reg. S)		2,550	4,169
South African Republic:
8.5% 6/23/17		1,360	1,703
13% 8/31/10	ZAR	5,010	1,093
Spanish Kingdom 3.6% 1/31/09	EUR	16,600	23,093
Turkish Republic:
0% 12/7/05	TRL	5,878,440,000	3,668
10.5% 1/13/08		1,310	1,503
11% 1/14/13		2,300	2,927
11.75% 6/15/10		4,330	5,477
11.875% 1/15/30		925	1,335
20% 10/17/07	TRL	5,343,600,000	4,256
Ukraine Government:
5.33% 8/5/09 (h)		2,245	2,374
11% 3/15/07 (Reg. S)		1,503	1,617
United Kingdom, Great Britain & Northern Ireland:
Index Linked 2.5% 7/26/16	GBP	8,684	17,748
4.75% 9/7/15	GBP	1,000	1,952
5.75% 12/7/09	GBP	2,000	4,049
6% 12/7/28	GBP	5,595	13,149
United Mexican States:
7.5% 4/8/33		12,085	13,052
8.125% 12/30/19		3,100	3,650
8.375% 1/14/11		5,200	6,105
9% 12/20/12	MXN	33,320	2,882
11.5% 5/15/26		5,400	8,262
Uruguay Republic:
7.25% 2/15/11		2,655	2,628
10.5% 10/20/06	UYU	58,000	2,579
17.75% 2/4/06	UYU	41,200	1,627
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (Note 1) (000s)
Venezuelan Republic:
Discount A, 3.0625% 3/31/20 (h)		$ 3,775	$ 3,445
oil recovery rights 4/15/20 (i)		3,260	33
8.5% 10/8/14		1,520	1,610
9.25% 9/15/27		1,710	1,804
10.75% 9/19/13		7,735	9,253
13.625% 8/15/18		3,175	4,294
euro Brady:
par W-A 6.75% 3/31/20		6,150	6,104
par W-B 6.75% 3/31/20		2,070	2,054
Vietnamese Socialist Republic Brady par 3.75% 3/12/28 (f)		2,580	1,896
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $482,963)			530,209
Common Stocks - 1.2%
		Shares
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.1%
Centerplate, Inc. unit		165,925	2,195
Media - 0.4%
NTL, Inc. (a)		140,401	10,244
NTL, Inc. warrants 1/13/11 (a)		6	0
			10,244
TOTAL CONSUMER DISCRETIONARY			12,439
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Fountain View, Inc. (j)		98	2
INDUSTRIALS - 0.2%
Commercial Services & Supplies - 0.2%
Coinmach Service Corp. unit		330,000	4,521
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
Telewest Global, Inc. (a)		693,453	12,191
Common Stocks - continued
		Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.0%
DigitalGlobe, Inc. (g)		895	$ 1
TOTAL TELECOMMUNICATION SERVICES			12,192
TOTAL COMMON STOCKS (Cost $21,771)			29,154
Nonconvertible Preferred Stocks - 0.2%

CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Spanish Broadcasting System, Inc. Class B, 10.75%		1,560	1,732
Specialty Retail - 0.0%
GNC Corp. Series A, 12.00% (a)		1,170	1,126
TOTAL CONSUMER DISCRETIONARY			2,858
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Fresenius Medical Care Capital Trust II 7.875%		1,260	1,383
Insurance - 0.0%
American Annuity Group Capital Trust II 8.875% (a)		240	244
TOTAL FINANCIALS			1,627
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00%		119	1
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $4,265)			4,486
Floating Rate Loans - 0.8%
		Principal Amount (000s) (d)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.2%
AM General LLC:
Tranche B1, term loan 6.759% 11/1/11 (h)		$ 2,600	$ 2,652
Tranche C2, term loan 11.21% 5/2/12 (h)		1,300	1,346
			3,998
Hotels, Restaurants & Leisure - 0.1%
Hilton Head Communications LP Tranche B, term loan 6.5% 3/31/08 (h)		1,800	1,769
Textiles, Apparel & Luxury Goods - 0.0%
Levi Strauss & Co. Tranche B, term loan 10% 9/29/09		990	1,069
TOTAL CONSUMER DISCRETIONARY			6,836
FINANCIALS - 0.2%
Consumer Finance - 0.1%
Metris Companies, Inc. term loan 11.78% 5/6/07 (h)		2,100	2,205
Diversified Financial Services - 0.1%
Olympus Cable Holdings LLC Tranche B, term loan 7.25% 9/30/10 (h)		2,720	2,700
TOTAL FINANCIALS			4,905
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Valor Telecommunications Enterprises LLC:
term loan 12.875% 5/10/12 (h)		1,100	1,144
Tranche 2, term loan 10.0815% 11/10/11 (h)		2,550	2,627
			3,771
UTILITIES - 0.1%
Electric Utilities - 0.1%
Astoria Energy LLC term loan:
7.1882% 4/15/12 (h)		610	622
11.31% 4/15/12 (h)		1,560	1,599
			2,221
TOTAL FLOATING RATE LOANS (Cost $16,618)			17,733
Sovereign Loan Participations - 0.2%
		Principal Amount (000s) (d)	Value (Note 1) (000s)
Indonesian Republic loan participation:
- Barclays Bank 3.4375% 3/28/13 (h)		$ 214	$ 193
- Credit Suisse First Boston 3.4375% 3/28/13 (h)		1,921	1,728
- Deutsche Bank:
0% 3/28/13 (h)	JPY	92,332	782
3% 3/21/05 (h)		455	452
3.4375% 3/28/13 (h)		963	867
- Salomon Brothers 3% 3/21/05 (h)		450	447
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $4,217)			4,469
Fixed-Income Fund - 0.4%
	Shares
Fidelity Floating Rate Central Investment Portfolio (b) (Cost $11,500)	115,127	11,500
Money Market Fund - 5.4%
Fidelity Cash Central Fund, 2.24% (b) (Cost $124,921)	124,921,497	124,921
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $2,163,655)		2,292,769
NET OTHER ASSETS - 1.5%		35,497
NET ASSETS - 100%		$ 2,328,266
Currency Abbreviations
CAD	-	Canadian dollar
COP	-	Colombian peso
EUR	-	European Monetary Unit
FRF	-	French franc
GBP	-	British pound
JPY	-	Japanese yen
MXN	-	Mexican peso
TRL	-	Turkish lira
UYU	-	Uruguay peso
ZAR	-	South African rand
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted for Money Market funds is the annualized seven-day yield of the fund at period end. A complete listing of each fund's holdings as of its most recent fiscal year end is available upon request.

(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $351,285,000 or 15.1% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(i) Quantity represents share amount.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Fountain View, Inc.	8/19/03 - 1/22/04	$ 0
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	63.8%
Germany	5.4%
Canada	4.2%
United Kingdom	3.6%
Brazil	3.0%
Mexico	2.5%
Russia	2.0%
Japan	1.8%
Venezuela	1.3%
Luxembourg	1.0%
Spain	1.0%
Others (individually less than 1%)	10.4%
100.0%
The information in the above table is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Income Tax Information
The fund hereby designates as capital gain dividends: For dividends with respect to the taxable year ended December 31, 2004, $19,880,000 or, if different, the net capital gain of such year.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2004

Assets
Investment in securities, at value (cost $2,163,655) - See accompanying schedule		$ 2,292,769
Cash		679
Receivable for investments sold		2,149
Receivable for fund shares sold		7,997
Dividends receivable		11
Interest receivable		35,057
Prepaid expenses		7
Total assets		2,338,669

Liabilities
Payable for investments purchased	$ 2,873
Payable for fund shares redeemed	3,041
Distributions payable	2,083
Accrued management fee	1,091
Distribution fees payable	776
Other affiliated payables	401
Other payables and accrued expenses	138
Total liabilities		10,403

Net Assets		$ 2,328,266
Net Assets consist of:
Paid in capital		$ 2,169,387
Undistributed net investment income		25,324
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		4,981
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		128,574
Net Assets		$ 2,328,266

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2004

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($372,313 ÷ 31,215 shares)	$ 11.93

Maximum offering price per share (100/95.25 of $11.93)	$ 12.52
Class T: Net Asset Value and redemption price per share ($807,904 ÷ 67,749 shares)	$ 11.92

Maximum offering price per share (100/96.50 of $11.92)	$ 12.35
Class B: Net Asset Value and offering price per share ($319,471 ÷ 26,731 shares) A	$ 11.95

Class C: Net Asset Value and offering price per share ($404,509 ÷ 33,954 shares) A	$ 11.91

Institutional Class: Net Asset Value, offering price and redemption price per share ($424,069 ÷ 35,290 shares)	$ 12.02

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended December 31, 2004

Investment Income
Dividends		$ 708
Interest		115,802
Total income		116,510

Expenses
Management fee	$ 10,819
Transfer agent fees	3,509
Distribution fees	8,065
Accounting fees and expenses	713
Non-interested trustees' compensation	10
Custodian fees and expenses	198
Registration fees	335
Audit	55
Legal	5
Miscellaneous	13
Total expenses before reductions	23,722
Expense reductions	(7)	23,715
Net investment income		92,795
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	58,798
Foreign currency transactions	1,163
Swap agreements	(141)
Total net realized gain (loss)		59,820
Change in net unrealized appreciation (depreciation) on: Investment securities	23,691
Assets and liabilities in foreign currencies	(939)
Swap agreements	(33)
Total change in net unrealized appreciation (depreciation)		22,719
Net gain (loss)		82,539
Net increase (decrease) in net assets resulting from operations		$ 175,334

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2004	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 92,795	$ 56,583
Net realized gain (loss)	59,820	37,411
Change in net unrealized appreciation (depreciation)	22,719	86,288
Net increase (decrease) in net assets resulting from operations	175,334	180,282
Distributions to shareholders from net investment income	(88,523)	(61,174)
Distributions to shareholders from net realized gain	(32,409)	-
Total distributions	(120,932)	(61,174)
Share transactions - net increase (decrease)	715,583	768,440
Total increase (decrease) in net assets	769,985	887,548

Net Assets
Beginning of period	1,558,281	670,733
End of period (including undistributed net investment income of $25,324 and undistributed net investment income of $4,311, respectively)	$ 2,328,266	$ 1,558,281

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.63	$ 10.34	$ 10.11	$ 10.12	$ 10.47
Income from Investment Operations
Net investment incomeC	.600	.617	.668	.730E	.793
Net realized and unrealized gain (loss)	.445	1.321	.214	(.081)E	(.434)
Total from investment operations	1.045	1.938	.882	.649	.359
Distributions from net investment income	(.575)	(.648)	(.652)	(.659)	(.709)
Distributions from net realized gain	(.170)	-	-	-	-
Total distributions	(.745)	(.648)	(.652)	(.659)	(.709)
Net asset value, end of period	$ 11.93	$ 11.63	$ 10.34	$ 10.11	$ 10.12
Total ReturnA,B	9.31%	19.20%	9.09%	6.53%	3.58%
Ratios to Average Net AssetsD
Expenses before expense reductions	1.00%	1.01%	1.04%	1.07%	1.08%
Expenses net of voluntary waivers, if any	1.00%	1.01%	1.04%	1.07%	1.08%
Expenses net of all reductions	1.00%	1.00%	1.04%	1.07%	1.08%
Net investment income	5.20%	5.58%	6.65%	7.18%E	7.76%
Supplemental Data
Net assets, end of period (in millions)	$ 372	$ 187	$ 57	$ 33	$ 18
Portfolio turnover rate	94%	153%	111%	120%	99%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.62	$ 10.33	$ 10.11	$ 10.11	$ 10.47
Income from Investment Operations
Net investment incomeC	.593	.604	.660	.725E	.788
Net realized and unrealized gain (loss)	.443	1.322	.203	(.074)E	(.445)
Total from investment operations	1.036	1.926	.863	.651	.343
Distributions from net investment income	(.566)	(.636)	(.643)	(.651)	(.703)
Distributions from net realized gain	(.170)	-	-	-	-
Total distributions	(.736)	(.636)	(.643)	(.651)	(.703)
Net asset value, end of period	$ 11.92	$ 11.62	$ 10.33	$ 10.11	$ 10.11
Total ReturnA,B	9.23%	19.09%	8.89%	6.55%	3.42%
Ratios to Average Net AssetsD
Expenses before expense reductions	1.07%	1.11%	1.13%	1.15%	1.14%
Expenses net of voluntary waivers, if any	1.07%	1.11%	1.13%	1.15%	1.14%
Expenses net of all reductions	1.07%	1.11%	1.13%	1.15%	1.14%
Net investment income	5.13%	5.47%	6.57%	7.10%E	7.70%
Supplemental Data
Net assets, end of period (in millions)	$ 808	$ 515	$ 279	$ 238	$ 207
Portfolio turnover rate	94%	153%	111%	120%	99%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.65	$ 10.35	$ 10.12	$ 10.13	$ 10.49
Income from Investment Operations
Net investment incomeC	.513	.533	.595	.658E	.722
Net realized and unrealized gain (loss)	.441	1.330	.212	(.085)E	(.447)
Total from investment operations	.954	1.863	.807	.573	.275
Distributions from net investment income	(.484)	(.563)	(.577)	(.583)	(.635)
Distributions from net realized gain	(.170)	-	-	-	-
Total distributions	(.654)	(.563)	(.577)	(.583)	(.635)
Net asset value, end of period	$ 11.95	$ 11.65	$ 10.35	$ 10.12	$ 10.13
Total ReturnA,B	8.45%	18.38%	8.28%	5.74%	2.73%
Ratios to Average Net AssetsD
Expenses before expense reductions	1.78%	1.77%	1.78%	1.81%	1.80%
Expenses net of voluntary waivers, if any	1.78%	1.77%	1.78%	1.81%	1.80%
Expenses net of all reductions	1.78%	1.77%	1.78%	1.81%	1.80%
Net investment income	4.42%	4.81%	5.91%	6.44%E	7.04%
Supplemental Data
Net assets, end of period (in millions)	$ 319	$ 287	$ 147	$ 116	$ 88
Portfolio turnover rate	94%	153%	111%	120%	99%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.61	$ 10.32	$ 10.10	$ 10.11	$ 10.46
Income from Investment Operations
Net investment incomeC	.505	.525	.585	.647E	.707
Net realized and unrealized gain (loss)	.444	1.320	.204	(.082)E	(.432)
Total from investment operations	.949	1.845	.789	.565	.275
Distributions from net investment income	(.479)	(.555)	(.569)	(.575)	(.625)
Distributions from net realized gain	(.170)	-	-	-	-
Total distributions	(.649)	(.555)	(.569)	(.575)	(.625)
Net asset value, end of period	$ 11.91	$ 11.61	$ 10.32	$ 10.10	$ 10.11
Total ReturnA,B	8.43%	18.24%	8.10%	5.67%	2.74%
Ratios to Average Net AssetsD
Expenses before expense reductions	1.82%	1.84%	1.87%	1.89%	1.91%
Expenses net of voluntary waivers, if any	1.82%	1.84%	1.87%	1.89%	1.91%
Expenses net of all reductions	1.82%	1.84%	1.87%	1.89%	1.90%
Net investment income	4.37%	4.74%	5.83%	6.35%E	6.94%
Supplemental Data
Net assets, end of period (in millions)	$ 405	$ 277	$ 68	$ 40	$ 26
Portfolio turnover rate	94%	153%	111%	120%	99%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.71	$ 10.40	$ 10.17	$ 10.18	$ 10.53
Income from Investment Operations
Net investment incomeB	.627	.635	.685	.725D	.816
Net realized and unrealized gain (loss)	.449	1.338	.210	(.059)D	(.437)
Total from investment operations	1.076	1.973	.895	.666	.379
Distributions from net investment income	(.596)	(.663)	(.665)	(.676)	(.729)
Distributions from net realized gain	(.170)	-	-	-	-
Total distributions	(.766)	(.663)	(.665)	(.676)	(.729)
Net asset value, end of period	$ 12.02	$ 11.71	$ 10.40	$ 10.17	$ 10.18
Total ReturnA	9.53%	19.44%	9.17%	6.67%	3.76%
Ratios to Average Net AssetsC
Expenses before expense reductions	.81%	.87%	.92%	.94%	.90%
Expenses net of voluntary waivers, if any	.81%	.87%	.92%	.94%	.90%
Expenses net of all reductions	.81%	.87%	.92%	.94%	.90%
Net investment income	5.38%	5.71%	6.78%	7.31%D	7.95%
Supplemental Data
Net assets, end of period (in millions)	$ 424	$ 291	$ 120	$ 42	$ 4
Portfolio turnover rate	94%	153%	111%	120%	99%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2004

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Strategic Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The fund may invest in affiliated fixed income and money market central funds (underlying funds) managed by affiliates of Fidelity Management & Research Company (FMR).

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund and underlying funds (funds):

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Security Valuation - continued

Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies, including underlying funds, are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions, including purchases and sales of the underlying funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, prior period premium and discount on debt securities, market discount, non-taxable dividends, swap agreements, defaulted bonds and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 138,290
Unrealized depreciation	(9,410)
Net unrealized appreciation (depreciation)	128,880
Undistributed ordinary income	17,030
Undistributed long-term capital gain	6,535

Cost for federal income tax purposes	$ 2,163,889

The tax character of distributions paid was as follows:

	December 31, 2004	December 31, 2003
Ordinary Income	$ 107,587	$ 61,174
Long-term Capital Gains	13,345	-
Total	$ 120,932	$ 61,174

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The funds may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The funds may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The funds may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Swap Agreements. The funds may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the funds.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts.

Annual Report

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,836,691 and $1,321,941, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 401	$ -
Class T	0%	.25%	1,553	159
Class B	.65%	.25%	2,704	1,953
Class C	.75%	.25%	3,407	1,735
			$ 8,065	$ 3,847

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 512
Class T	163
Class B*	619
Class C*	133
$ 1,427

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets
Class A	$ 538.20
Class T	1,090.18
Class B	690.23
Class C	601.18
Institutional Class	590.17
	$ 3,509

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM) or Fidelity Management and Research Co, Inc. (FMRC), affiliates of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Floating Rate Central Investment Portfolio seeks a high level of current income. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,878 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $7.

7. Credit Risk.

The fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the fund's investments and the income they generate, as well as the fund's ability to repatriate such amounts.

8. Other Information.

At the end of the period, one otherwise unaffiliated shareholder was the owner of record of 22% of the total outstanding shares of the fund.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2004	2003
From net investment income
Class A	$ 13,359	$ 6,752
Class T	30,575	22,425
Class B	12,524	11,149
Class C	14,127	8,621
Institutional Class	17,938	12,227
Total	$ 88,523	$ 61,174
From net realized gain
Class A	$ 5,220	$ -
Class T	11,202	-
Class B	4,464	-
Class C	5,646	-
Institutional Class	5,877	-
Total	$ 32,409	$ -

Annual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2004	2003	2004	2003
Class A
Shares sold	21,816	13,642	$ 253,900	$ 152,125
Reinvestment of distributions	1,282	467	15,021	5,244
Shares redeemed	(7,979)	(3,482)	(92,071)	(38,441)
Net increase (decrease)	15,119	10,627	$ 176,850	$ 118,928
Class T
Shares sold	39,956	30,354	$ 465,339	$ 337,303
Reinvestment of distributions	3,278	1,732	38,371	19,345
Shares redeemed	(19,779)	(14,809)	(229,093)	(164,042)
Net increase (decrease)	23,455	17,277	$ 274,617	$ 192,606
Class B
Shares sold	7,321	14,093	$ 85,374	$ 156,171
Reinvestment of distributions	1,045	681	12,249	7,636
Shares redeemed	(6,307)	(4,277)	(72,776)	(47,163)
Net increase (decrease)	2,059	10,497	$ 24,847	$ 116,644
Class C
Shares sold	16,778	20,173	$ 195,224	$ 224,162
Reinvestment of distributions	1,180	515	13,804	5,797
Shares redeemed	(7,887)	(3,387)	(90,740)	(37,640)
Net increase (decrease)	10,071	17,301	$ 118,288	$ 192,319
Institutional Class
Shares sold	15,202	18,048	$ 176,823	$ 201,125
Reinvestment of distributions	1,760	983	20,742	11,080
Shares redeemed	(6,561)	(5,722)	(76,584)	(64,262)
Net increase (decrease)	10,401	13,309	$ 120,981	$ 147,943

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Strategic Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Strategic Income Fund (the Fund), a fund of Fidelity Advisor Series II, including the portfolio of investments, as of December 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Strategic Income Fund as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 23, 2005

Annual Report

Fidelity Floating Rate Central Investment Portfolio

December 31, 2004 (Unaudited)

Top Fifty Holdings (excluding cash equivalents)*
	Principal Amount	Value	% of Fund's Net Assets
General Growth Properties, Inc. Tranche B, term loan 4.53% 11/12/08	$ 6,000,000	$ 6,015,000	4.8
Lake Las Vegas LLC Tranche 1, term loan 5.1197% 11/1/09	4,310,000	4,342,325	3.5
Qwest Corp. Tranche A, term loan 7.39% 6/30/07	4,000,000	4,170,000	3.3
UPC Distribution Holdings BV Tranche F, term loan 5.98% 12/31/11	4,000,000	4,050,000	3.2
Dex Media West LLC/Dex Media West Finance Co. Tranche B, term loan 4.1033% 9/9/10	3,993,293	4,043,209	3.2
El Paso Corp. Credit-Linked Deposit 5.15% 11/22/09	4,000,000	4,030,000	3.2
Marina District Finance Co., Inc. term loan 3.93% 10/14/11	4,000,000	4,030,000	3.2
R.H. Donnelley Corp. Tranche B2, term loan 4.3086% 6/30/11	3,965,788	4,005,446	3.2
PacifiCare Health Systems, Inc. Tranche B, term loan 4.1618% 12/6/10	4,000,000	4,000,000	3.2
Nexstar Broadcasting, Inc. Tranche D, term loan 4.31% 12/31/10	3,989,975	3,999,975	3.2
Starwood Hotels & Resorts Worldwide, Inc. term loan 3.67% 10/9/06	3,666,667	3,666,667	2.9
Smurfit-Stone Container Enterprises, Inc. Tranche B, term loan 4.5208% 11/1/11	3,489,621	3,537,603	2.8
Vicar Operating, Inc. Tranche F, term loan 4.1875% 9/30/08	3,100,000	3,119,375	2.5
RailAmerica, Inc. term loan 4.375% 9/29/11	3,000,000	3,052,500	2.4
Constellation Brands, Inc. Tranche B, term loan 4.5866% 12/22/11	3,000,000	3,037,500	2.4
Texas Genco LLC term loan 4.48% 12/14/11	3,000,000	3,033,750	2.4
Lamar Media Corp. Tranche C, term loan 4.0625% 6/30/10	3,000,000	3,030,000	2.4
ON Semiconductor Corp. Tranche G, term loan 5.5625% 12/15/11	3,000,000	3,007,500	2.4
HCA, Inc. term loan 3.42% 11/9/09	3,000,000	2,992,500	2.4
Charter Communication Operating LLC Tranche A, term loan 5.13% 4/27/10	3,000,000	2,981,250	2.4
Century Cable Holdings LLC Tranche B, term loan 7.25% 6/30/09	3,000,000	2,977,500	2.4
Kansas City Southern Railway Co. Tranche B1, term loan 4.0939% 3/30/08	2,800,000	2,842,000	2.3
Iron Mountain, Inc. Tranche R, term loan 4.1875% 4/2/11	2,500,000	2,512,500	2.0
NRG Energy, Inc. term loan 4.95% 12/24/11	2,193,750	2,193,750	1.8
Top Fifty Holdings (excluding cash equivalents)*
	Principal Amount	Value	% of Fund's Net Assets
Valor Telecommunications Enterprises LLC Tranche 2, term loan 10.0815% 11/10/11	$ 2,000,000	$ 2,060,000	1.6
AM General LLC Tranche B1, term loan 6.759% 11/1/11	2,000,000	2,040,000	1.6
Simmons Bedding Co. Tranche C, term loan 4.0535% 12/19/11	2,000,000	2,030,000	1.6
Herbalife International, Inc. term loan 4.58% 12/21/10	2,000,000	2,027,500	1.6
Reliant Energy, Inc. term loan 4.795% 4/30/10	2,000,000	2,025,000	1.6
Advertising Directory Solutions, Inc. Tranche 1, term loan 4.4% 11/9/11	2,000,000	2,015,000	1.6
LNR Property Corp. Tranche B, term loan 5.59% 1/31/08	2,000,000	2,010,000	1.6
Community Health Systems, Inc. term loan 4.15% 8/19/11	1,995,000	2,004,975	1.6
Nextel Communications, Inc. Tranche E, term loan 4.6875% 12/15/10	1,994,962	1,996,209	1.6
NRG Energy, Inc. Credit-Linked Deposit 4.325% 12/24/11	1,706,250	1,708,383	1.4
Domino's, Inc. term loan 4.3125% 6/25/10	1,632,486	1,650,852	1.3
Goodman Global Holdings, Inc. term loan 4.8125% 12/23/11	1,220,000	1,226,100	1.0
Smurfit-Stone Container Enterprises, Inc. Tranche C, term loan 4.3958% 11/1/11	1,073,729	1,088,493	0.9
Georgia-Pacific Corp. term loan 3.4647% 7/2/09	1,000,000	998,750	0.8
Cooper Standard Auto, Inc. Tranche C, term loan 6.25% 12/23/11	616,667	624,375	0.5
Landry's Seafood Restaurants, Inc. term loan 4.5276% 12/28/10	465,000	469,650	0.4
Smurfit-Stone Container Enterprises, Inc. Credit-Linked Deposit 2.4% 11/1/10	436,650	442,654	0.4
Cooper Standard Auto, Inc. Tranche B, term loan 6.25% 12/23/11	383,333	388,125	0.3
* The fund commenced operations on December 15, 2004 and holds 42 securities, excluding cash equivalents, which represent 88.9% of the fund's net assets.

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 301 funds advised by FMR or an affiliate. Mr. McCoy oversees 303 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1986

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Senior Vice President of Advisor Strategic Income Fund (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (50)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the non-interested Trustees (2005). Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure Internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001), Teletech Holdings (customer management services), and HRL Laboratories (private research and development, 2004). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), and Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002).

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

Cornelia M. Small (60)

Year of Election or Appointment: 2005

Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (65)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Dirks and Mr. Wolfe may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Advisor Series II. Mr. Dirks also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Advisor Series II. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Kenneth L. Wolfe (65)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Advisor Series II. Mr. Wolfe also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003), Bausch & Lomb, Inc., and Revlon Inc. (2004).

Bart A. Grenier (45)

Year of Election or Appointment: 2002

Vice President of Advisor Strategic Income Fund. Mr. Grenier also serves as Vice President of certain Equity Funds (2001), a position he previously held from 1999 to 2000, and Vice President of certain High Income Funds (2002). He is Senior Vice President of FMR (1999) and FMR Co., Inc. (2001), and President and Director of Strategic Advisers, Inc. (2002). He also heads Fidelity's Asset Allocation Group (2000), Fidelity's Growth and Income Group (2001), Fidelity's Value Group (2001), and Fidelity's High Income Division (2001). Previously, Mr. Grenier served as President of Fidelity Ventures (2000), Vice President of certain High Income Funds (1997-2000), High Income Division Head (1997-2000), Group Leader of the Income-Growth and Asset Allocation-Income Groups (1996-2000), and Assistant Equity Division Head (1997-2000).

Charles S. Morrison (44)

Year of Election or Appointment: 2002

Vice President of Advisor Strategic Income Fund. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

William Eigen (36)

Year of Election or Appointment: 2003

Vice President of Advisor Strategic Income. Mr. Eigen serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Eigen managed a variety of Fidelity funds. Mr. Eigen also serves as Vice President of FMR (2001) and FMR Co., Inc. (2001).

George A. Fischer (43)

Year of Election or Appointment: 2002

Vice President of Advisor Strategic Income. Mr. Fischer serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Fischer managed a variety of Fidelity funds.

Mark J. Notkin (40)

Year of Election or Appointment: 2001

Vice President of Advisor Strategic Income. Mr. Notkin serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Notkin managed a variety of Fidelity funds. Mr. Notkin also serves as Vice President of FMR (2001) and FMR Co., Inc. (2001).

Ian Spreadbury (50)
Year of Election or Appointment: 1999 Vice President of Advisor Strategic Income. Mr. Spreadbury also serves as Vice President of another fund advised by FMR.
Eric D. Roiter (56)

Year of Election or Appointment: 1998

Secretary of Advisor Strategic Income Fund. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR (1998); Vice President and Secretary of FDC (1998); Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present) and Fidelity Management & Research (Far East) Inc. (2001-present); and Assistant Secretary of Fidelity Investments Money Management, Inc. (2001-present). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present).

Stuart Fross (45)
Year of Election or Appointment: 2003 Assistant Secretary of Advisor Strategic Income Fund. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Advisor Strategic Income Fund. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2002

Chief Financial Officer of Advisor Strategic Income Fund. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of Advisor Strategic Income Fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of Advisor Strategic Income Fund. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of Advisor Strategic Income Fund. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (58)
Year of Election or Appointment: 1994 Assistant Treasurer of Advisor Strategic Income Fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (50)
Year of Election or Appointment: 2004 Assistant Treasurer of Advisor Strategic Income Fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (49)
Year of Election or Appointment: 2002 Assistant Treasurer of Advisor Strategic Income Fund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Kenneth B. Robins (35)

Year of Election or Appointment: 2004

Assistant Treasurer of Advisor Strategic Income Fund. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Annual Report

Distributions

The Board of Trustees of Fidelity Advisor Strategic Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class A	02/07/05	02/04/05	$.105
Class T	02/07/05	02/04/05	$.105
Class B	02/07/05	02/04/05	$.105
Class C	02/07/05	02/04/05	$.105

A total of 5.93% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

Annual Report

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Fidelity Investments Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

SI-UANN-0205
1.787727.101

Fidelity ® Advisor

Strategic Income
Fund - Institutional Class

Annual Report

December 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Central Investment Portfolio Top Fifty Holdings	<Click Here>	Top Fifty holdings of Fidelity Central Investment Portfolio held by the fund.
Trustees and Officers	<Click Here>
Distributions	<Click Here>

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Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2004	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	9.53%	9.59%	10.06%

A Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. The initial offering of Institutional Class shares took place on July 3, 1995. Returns prior to July 3, 1995 are those of Class T and reflect a 0.25% 12b-1 fee.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Strategic Income Fund - Institutional Class on December 31, 1994, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Merrill Lynch® U.S. High Yield Master II Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from William Eigen, Portfolio Manager of Fidelity® Advisor Strategic Income Fund

Investors in U.S. domestic and international fixed-income markets generally found positive returns in 2004, with the strongest gains coming from riskier debt classes. High-yield bonds had another solid year, with the Merrill Lynch® U.S. High Yield Master II Index rising 10.87%. Lower-rated securities once again led the surge, bolstered by improving issuer fundamentals, declining default rates and robust demand from yield-hungry investors. Emerging-markets debt - as measured by the J.P. Morgan Emerging Markets Bond Index Global - also did well, gaining 11.73% on strengthening export-driven local economies and heavy capital flows into the region. Foreign investment-grade debt was a standout in its own right, returning 12.14% according to the Citigroup® Non-U.S. Dollar World Government Bond Index. The U.S. dollar's slide versus most major currencies helped pace the sector. Meanwhile, U.S. government securities struggled as Treasuries were held back by fears of an upturn in long-term interest rates. The Lehman Brothers® Government Bond Index rose just 3.48%.

During the year, the fund's Institutional Class shares rose 9.53%, while the Fidelity Strategic Income Composite Index and the LipperSM Multi-Sector Income Funds Average returned 9.25% and 8.35%, respectively. While our overall results were strong, I felt they could have been better given that each of the fund's subportfolios beat their respective benchmarks and asset allocation also contributed. I positioned the fund offensively in terms of riskier assets outperforming, but defensively against rising interest rates. This approach largely worked well, particularly among U.S. government securities, whose low single-digit return as a group significantly trailed the broader bond market. In addition to heavily underweighting nominal Treasuries, the fund benefited from investing in Treasury Inflation-Protected Securities, which fared nicely. Unfortunately, substituting cash for some Treasuries curbed our gains slightly in a rising bond market. Modestly overweighting high-yield bonds aided returns versus the index, as did some well-timed tactical shifts among the foreign debt components. Strong credit analysis helped the high-yield subportfolio top its benchmark, while the emerging-markets subportfolio solidly outperformed due to country and security selection. The U.S. government subportfolio edged its index, mainly due to sector positioning, while the developed-markets subportfolio was helped by capturing relative valuation differences between various interest rate markets in Europe, Canada and Japan.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 to December 31, 2004).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Beginning Account Value July 1, 2004	Ending Account Value December 31, 2004	Expenses Paid During Period* July 1, 2004 to December 31, 2004
Class A
Actual	$ 1,000.00	$ 1,101.40	$ 5.23
HypotheticalA	$ 1,000.00	$ 1,020.16	$ 5.03
Class T
Actual	$ 1,000.00	$ 1,100.10	$ 5.60
HypotheticalA	$ 1,000.00	$ 1,019.81	$ 5.38
Class B
Actual	$ 1,000.00	$ 1,097.00	$ 9.28
HypotheticalA	$ 1,000.00	$ 1,016.29	$ 8.92
Class C
Actual	$ 1,000.00	$ 1,096.10	$ 9.54
HypotheticalA	$ 1,000.00	$ 1,016.04	$ 9.17
Institutional Class
Actual	$ 1,000.00	$ 1,102.60	$ 4.23
HypotheticalA	$ 1,000.00	$ 1,021.11	$ 4.06

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.99%
Class T	1.06%
Class B	1.76%
Class C	1.81%
Institutional Class	.80%

Annual Report

Investment Changes

Top Five Holdings as of December 31, 2004
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	13.2	12.4
German Federal Republic	5.1	2.9
Fannie Mae	3.5	3.3
Brazilian Federative Republic	2.5	2.4
Japan Government	1.8	0.8
	26.1
Top Five Market Sectors as of December 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	11.3	10.4
Telecommunication Services	9.5	8.3
Financials	6.8	9.4
Energy	5.1	5.2
Materials	4.9	5.1
Quality Diversification (% of fund's net assets)
As of December 31, 2004	As of June 30, 2004
U.S. Government and U.S. Government Agency Obligations 19.6%	U.S. Government and U.S. Government Agency Obligations 19.2%
AAA, AA, A 14.8%	AAA, AA, A 10.7%
BBB 4.0%	BBB 4.6%
BB 14.9%	BB 11.3%
B 27.8%	B 30.2%
CCC, CC, C 8.3%	CCC, CC, C 10.2%
D 0.0%	D 0.2%
Not Rated 2.3%	Not Rated 1.6%
Equities 1.4%	Equities 1.0%
Short-Term Investments and Net Other Assets 6.9%	Short-Term Investments and Net Other Assets 11.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Asset Allocation (% of fund's net assets)
As of December 31, 2004*		As of June 30, 2004**
	Corporate Bonds 47.1%		Corporate Bonds 47.5%
	U.S. Government and U.S. Government Agency Obligations 19.6%		U.S. Government and U.S. Government Agency Obligations 19.2%
	Foreign Government & Government Agency Obligations 22.8%		Foreign Government & Government Agency Obligations 20.1%
	Stocks 1.4%		Stocks 1.0%
	Other Investments 2.2%		Other Investments 1.2%
	Short-Term Investments and Net Other Assets 6.9%		Short-Term Investments and Net Other Assets 11.0%
* Foreign investments	36.2%	** Foreign investments	31.7%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Annual Report

Investments December 31, 2004

Showing Percentage of Net Assets

Corporate Bonds - 47.1%
		Principal Amount (000s) (d)	Value (Note 1) (000s)
Convertible Bonds - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Atmel Corp. 0% 5/23/21		$ 4,190	$ 1,901
Nonconvertible Bonds - 47.0%
CONSUMER DISCRETIONARY - 10.2%
Auto Components - 0.6%
Affinia Group, Inc. 9% 11/30/14 (g)		3,145	3,279
Cooper Standard Auto, Inc.:
7% 12/15/12 (g)		810	822
8.375% 12/15/14 (g)		2,010	2,010
EaglePicher, Inc. 9.75% 9/1/13		1,120	1,120
Stoneridge, Inc. 11.5% 5/1/12		35	40
Tenneco Automotive, Inc. 8.625% 11/15/14 (g)		1,120	1,162
TRW Automotive Acquisition Corp.:
9.375% 2/15/13		1,318	1,522
11% 2/15/13		2,593	3,125
United Components, Inc. 9.375% 6/15/13		360	391
			13,471
Automobiles - 0.1%
Renault SA 0.3325% 4/23/07 (h)	JPY	200,000	1,940
Hotels, Restaurants & Leisure - 2.3%
Carrols Corp. 9% 1/15/13 (g)		3,055	3,162
Domino's, Inc. 8.25% 7/1/11		516	562
Gaylord Entertainment Co.:
6.75% 11/15/14 (g)		3,710	3,719
8% 11/15/13		920	994
Herbst Gaming, Inc. 8.125% 6/1/12		835	896
ITT Corp. 7.375% 11/15/15		2,560	2,861
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14 (g)		2,670	2,660
Mandalay Resort Group:
6.375% 12/15/11		1,220	1,275
6.5% 7/31/09		1,995	2,095
MGM MIRAGE:
6% 10/1/09		1,050	1,076
6.75% 9/1/12		3,280	3,460
8.5% 9/15/10		435	498
Morton's Restaurant Group, Inc. 7.5% 7/1/10		1,215	1,185
Penn National Gaming, Inc. 8.875% 3/15/10		1,505	1,644
Royal Caribbean Cruises Ltd. 6.875% 12/1/13		2,060	2,225
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Scientific Games Corp. 6.25% 12/15/12 (g)		$ 660	$ 668
Speedway Motorsports, Inc. 6.75% 6/1/13		3,495	3,670
Starwood Hotels & Resorts Worldwide, Inc.:
7.375% 5/1/07		1,480	1,580
7.875% 5/1/12		985	1,128
Station Casinos, Inc.:
6% 4/1/12		1,790	1,844
6.5% 2/1/14		1,670	1,716
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11		3,735	4,099
Town Sports International Holdings, Inc. 0% 2/1/14 (e)		5,035	2,669
Vail Resorts, Inc. 6.75% 2/15/14		5,060	5,142
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10		295	337
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (e)(g)		1,200	750
9% 1/15/12 (g)		710	738
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (g)		553	592
Wheeling Island Gaming, Inc. 10.125% 12/15/09		735	783
			54,028
Household Durables - 1.0%
Beazer Homes USA, Inc. 8.625% 5/15/11		1,085	1,180
D.R. Horton, Inc.:
7.875% 8/15/11		1,000	1,146
8% 2/1/09		1,300	1,459
Goodman Global Holdings, Inc.:
5.76% 6/15/12 (g)(h)		680	692
7.875% 12/15/12 (g)		4,270	4,254
K. Hovnanian Enterprises, Inc.:
6% 1/15/10 (g)		730	737
6.25% 1/15/15 (g)		1,320	1,300
7.75% 5/15/13		3,480	3,706
KB Home 8.625% 12/15/08		1,350	1,529
Levitz Home Furnishings, Inc. 12% 11/1/11 (g)		2,240	2,285
Standard Pacific Corp.:
7.75% 3/15/13		750	805
9.25% 4/15/12		315	365
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Technical Olympic USA, Inc. 7.5% 1/15/15 (g)		$ 2,000	$ 1,980
Tempur-Pedic, Inc./Tempur Production USA, Inc. 10.25% 8/15/10		1,015	1,170
William Lyon Homes, Inc. 7.5% 2/15/14		1,000	960
			23,568
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12 (g)		720	749
Media - 5.6%
AMC Entertainment, Inc.:
8% 3/1/14		1,930	1,901
8.625% 8/15/12 (g)		1,400	1,544
9.5% 2/1/11		39	40
9.875% 2/1/12		1,740	1,879
Cablevision Systems Corp. 8% 4/15/12 (g)		14,265	15,174
CanWest Media, Inc. 8% 9/15/12 (g)		860	918
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8% 4/30/12 (g)		2,110	2,200
Cinemark USA, Inc. 9% 2/1/13		500	571
Cinemark, Inc. 0% 3/15/14 (e)		4,695	3,556
Corus Entertainment, Inc. 8.75% 3/1/12		1,970	2,160
CSC Holdings, Inc.:
6.75% 4/15/12 (g)		3,730	3,833
7.625% 4/1/11		2,580	2,786
7.625% 7/15/18		9,985	10,584
7.875% 2/15/18		3,430	3,704
Dex Media, Inc.:
0% 11/15/13 (e)		720	562
0% 11/15/13 (e)		30	23
8% 11/15/13		5,755	6,215
EchoStar DBS Corp.:
6.375% 10/1/11		3,705	3,798
6.625% 10/1/14 (g)		6,210	6,303
9.125% 1/15/09		42	46
Entravision Communications Corp. 8.125% 3/15/09		1,930	2,036
Haights Cross Communications, Inc. 0% 8/15/11 (e)		1,550	1,015
Haights Cross Operating Co. 11.75% 8/15/11		1,790	2,023
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Houghton Mifflin Co.:
0% 10/15/13 (e)		$ 11,050	$ 8,177
8.25% 2/1/11		1,905	2,029
9.875% 2/1/13		4,265	4,660
IMAX Corp. 9.625% 12/1/10		1,970	2,147
Innova S. de R.L. 9.375% 9/19/13		7,120	8,117
Lamar Media Corp. 7.25% 1/1/13		370	396
Livent, Inc. yankee 9.375% 10/15/04 (c)		300	9
PanAmSat Corp. 6.375% 1/15/08		490	511
PanAmSat Holding Corp. 0% 11/1/14 (e)(g)		4,045	2,771
PEI Holdings, Inc. 11% 3/15/10		1,551	1,807
Radio One, Inc. 8.875% 7/1/11		2,065	2,251
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (g)		3,280	3,559
10.375% 9/1/14 (g)		5,000	5,650
Rogers Cable, Inc.:
5.5% 3/15/14		1,175	1,107
6.25% 6/15/13		2,720	2,717
6.75% 3/15/15 (g)		1,330	1,352
7.875% 5/1/12		1,710	1,860
Sun Media Corp. Canada 7.625% 2/15/13		635	686
Susquehanna Media Co. 7.375% 4/15/13		770	816
The Reader's Digest Association, Inc. 6.5% 3/1/11		3,670	3,835
Videotron Ltee 6.875% 1/15/14		550	572
WDAC Subsidiary Corp. 8.375% 12/1/14 (g)		1,050	1,034
			128,934
Specialty Retail - 0.3%
AutoNation, Inc. 9% 8/1/08		1,850	2,100
CSK Automotive, Inc. 7% 1/15/14		410	408
Hollywood Entertainment Corp. 9.625% 3/15/11		1,760	1,866
J. Crew Intermediate LLC 0% 5/15/08 (e)		317	296
The Pep Boys - Manny, Moe & Jack 7.5% 12/15/14		2,885	2,928
			7,598
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.3%
AAC Group Holding Corp. 0% 10/1/12 (e)(g)		$ 5,165	$ 3,435
Levi Strauss & Co. 9.75% 1/15/15 (g)		4,010	3,960
			7,395
TOTAL CONSUMER DISCRETIONARY			237,683
CONSUMER STAPLES - 0.6%
Food & Staples Retailing - 0.4%
Ahold Finance USA, Inc. 8.25% 7/15/10		3,755	4,281
Reddy Ice Holdings, Inc. 0% 11/1/12 (e)(g)		3,250	2,243
Southern States Cooperative, Inc. 10.5% 11/1/10 (g)		1,960	2,029
			8,553
Food Products - 0.2%
Dean Foods Co.:
6.625% 5/15/09		90	95
6.9% 10/15/17		979	999
Doane Pet Care Co.:
9.75% 5/15/07		1,450	1,428
10.75% 3/1/10		800	856
Hines Nurseries, Inc. 10.25% 10/1/11		370	404
Michael Foods, Inc. 8% 11/15/13		420	443
Philipp Brothers Chemicals, Inc. 9.875% 6/1/08		1,974	1,856
			6,081
Household Products - 0.0%
Central Garden & Pet Co. 9.125% 2/1/13		260	288
Personal Products - 0.0%
Elizabeth Arden, Inc. 7.75% 1/15/14		470	498
TOTAL CONSUMER STAPLES			15,420
ENERGY - 5.1%
Energy Equipment & Services - 0.6%
CHC Helicopter Corp. 7.375% 5/1/14		3,185	3,344
Grant Prideco, Inc.:
9% 12/15/09		170	191
9.625% 12/1/07		460	514
Hanover Compressor Co.:
8.625% 12/15/10		490	534
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Energy Equipment & Services - continued
Hanover Compressor Co.: - continued
9% 6/1/14		$ 1,260	$ 1,399
Petroliam Nasional BHD (Petronas) 7.625% 10/15/26 (Reg. S)		2,790	3,399
Seabulk International, Inc. 9.5% 8/15/13		3,290	3,487
SESI LLC 8.875% 5/15/11		60	66
			12,934
Oil & Gas - 4.5%
Belden & Blake Corp. 8.75% 7/15/12 (g)		3,100	3,170
Chesapeake Energy Corp.:
6.875% 1/15/16		2,879	3,023
7% 8/15/14		865	923
7.5% 6/15/14		850	927
7.75% 1/15/15		615	670
El Paso Production Holding Co. 7.75% 6/1/13		4,000	4,170
Encore Acquisition Co.:
6.25% 4/15/14		1,500	1,508
8.375% 6/15/12		755	842
Energy Partners Ltd. 8.75% 8/1/10		3,530	3,848
EXCO Resources, Inc. 7.25% 1/15/11		570	613
Forest Oil Corp. 8% 12/15/11		480	548
General Maritime Corp. 10% 3/15/13		2,945	3,387
Harvest Operations Corp. 7.875% 10/15/11 (g)		1,170	1,179
Houston Exploration Co. 7% 6/15/13		410	431
Hurricane Finance BV:
9.625% 2/12/10 (g)		775	864
9.625% 2/12/10 (Reg. S)		450	502
InterNorth, Inc. 9.625% 3/15/06 (c)		935	290
Markwest Energy Partners LP/ Markwest Energy Finance Corp. 6.875% 11/1/14 (g)		525	536
OAO Gazprom:
9.625% 3/1/13		4,380	5,190
10.5% 10/21/09		2,870	3,415
Pan American Energy LLC 7.125% 10/27/09 (g)		3,220	3,228
Pecom Energia SA 9% 5/1/09 (Reg. S)		730	782
Pemex Project Funding Master Trust:
3.79% 6/15/10 (g)(h)		6,610	6,782
6.625% 4/4/10	EUR	500	755
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil & Gas - continued
Pemex Project Funding Master Trust: - continued
8.625% 2/1/22		$ 4,495	$ 5,209
Petrobras Energia SA 9.375% 10/30/13		2,785	3,004
Petroleos Mexicanos 9.25% 3/30/18		3,005	3,704
Plains Exploration & Production Co.:
7.125% 6/15/14		1,225	1,341
8.75% 7/1/12		1,610	1,801
Range Resources Corp. 7.375% 7/15/13		2,190	2,343
Ship Finance International Ltd. 8.5% 12/15/13		5,015	5,165
Teekay Shipping Corp. 8.875% 7/15/11		5,635	6,537
The Coastal Corp.:
6.375% 2/1/09		230	228
7.75% 6/15/10		2,180	2,278
7.75% 10/15/35		235	219
Venoco, Inc. 8.75% 12/15/11 (g)		1,470	1,514
Vintage Petroleum, Inc. 8.25% 5/1/12		1,000	1,089
Williams Companies, Inc.:
7.125% 9/1/11		2,300	2,513
7.625% 7/15/19		7,267	7,921
7.75% 6/15/31		1,625	1,690
7.875% 9/1/21		3,705	4,113
8.125% 3/15/12		1,025	1,184
8.75% 3/15/32		3,360	3,864
YPF SA yankee 9.125% 2/24/09		1,825	2,035
			105,335
TOTAL ENERGY			118,269
FINANCIALS - 6.4%
Capital Markets - 0.9%
Banco BPI SA 0.1019% 2/12/07 (h)	JPY	100,000	967
Bank of Scotland International Australia Ltd. 2.6914% 9/7/06 (h)	CAD	1,500	1,250
BCP Caylux Holdings Luxembourg SCA 9.625% 6/15/14 (g)		8,890	9,957
Goldman Sachs Group, Inc. 6.125% 2/14/17	GBP	1,500	3,042
J.P. Morgan AG (Vimpel Communications) loan participation note 10.45% 4/26/05 (Reg. S)		2,475	2,500
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Macquarie Bank Ltd. 0.2019% 2/10/06 (h)	JPY	200,000	$ 1,950
Merrill Lynch & Co., Inc. 0.3729% 5/28/08 (h)	JPY	200,000	1,960
			21,626
Commercial Banks - 0.7%
Alliance & Leicester PLC 0.0525% 10/18/06 (h)	JPY	100,000	974
ASB Bank Ltd. 0.0525% 7/27/05 (h)	JPY	200,000	1,951
Australia & New Zealand Banking Group Ltd. 2.7014% 12/29/06 (h)	CAD	1,500	1,250
Banco Santander Central Hispano SA 2.226% 2/23/06 (h)	EUR	500	678
Banque Federative du Credit Mutuel (BFCM) 2.245% 7/24/06 (h)	EUR	500	678
Commonwealth Bank of Australia 2.7729% 11/28/06 (h)	CAD	1,750	1,458
Export-Import Bank of Korea 0.1525% 11/4/05 (h)	JPY	300,000	2,927
NIB Capital Bank NV 0.1025% 2/17/09 (h)	JPY	250,000	2,437
Rabobank Nederland 2.8029% 2/23/07 (h)	CAD	250	208
San Paolo IMI Spa 2.478% 6/28/16 (h)	EUR	1,000	1,355
Standard Bank London Ltd. 8.125% 9/30/09		1,600	1,624
Westpac Banking Corp. 2.7429% 1/27/06 (h)	CAD	1,500	1,250
			16,790
Consumer Finance - 0.4%
Countrywide Home Loans, Inc. 2.8214% 3/7/06 (h)	CAD	1,500	1,250
General Motors Acceptance Corp. 3.898% 7/5/05 (h)	EUR	1,500	2,044
General Motors Acceptance Corp. of Canada Ltd. 3.92% 9/12/08 (h)	EUR	1,500	2,018
Household Finance Corp. 6.25% 8/19/19	GBP	1,500	3,144
Metris Companies, Inc. 10.125% 7/15/06		330	333
			8,789
Diversified Financial Services - 3.5%
Aries Vermogensverwaltngs GmbH 9.6% 10/25/14 (g)		3,000	3,675
BAT International Finance PLC 3% 4/3/06 (h)	EUR	1,500	2,049
Caixa Finance BV 2.226% 11/21/06 (h)	EUR	1,000	1,356
Canada Housing Trust No. 1 4.65% 9/15/09	CAD	16,600	14,342
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13		955	986
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 1/15/10 (e)		$ 505	$ 471
0% 5/15/11 (e)		830	610
10% 4/1/09		535	479
10.75% 10/1/09		1,670	1,528
Chukchansi Economic Development Authority 14.5% 6/15/09 (g)		490	617
Citigroup Global Markets Holdings, Inc. 4.9275% 2/20/07 (h)	GBP	1,000	1,919
Crystal US Holding 3LLC/Crystal US Sub 3Corp.:
Series A, 0% 10/1/14 (e)(g)		2,130	1,470
Series B, 0% 10/1/14 (e)(g)		6,210	4,223
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 3/1/14		1,505	1,618
FIMEP SA 10.5% 2/15/13		2,885	3,412
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11		1,335	1,569
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12		3,090	3,318
Graham Packaging Co. LP/ GPC Capital Corp.:
8.5% 10/15/12 (g)		4,430	4,629
9.875% 10/15/14 (g)		2,850	3,035
Jostens Holding Corp. 0% 12/1/13 (e)		2,060	1,463
Marquee Holdings, Inc. 0% 8/15/14 (e)(g)		3,535	2,351
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10		1,170	1,229
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		2,770	2,867
New Asat Finance Ltd. 9.25% 2/1/11 (g)		1,690	1,538
Refco Finance Holdings LLC/Refco Finance, Inc. 9% 8/1/12 (g)		3,200	3,488
Sealed Air Finance 5.625% 7/19/06	EUR	250	350
Tate & Lyle International Finance PLC 5.75% 10/6/06	EUR	800	1,137
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10		5,760	6,818
Universal City Florida Holding Co. I/II:
7.2% 5/1/10 (g)(h)		1,140	1,183
8.375% 5/1/10 (g)		1,270	1,321
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Volkswagen International Finance NV 0.3881% 11/30/07 (h)	JPY	200,000	$ 1,951
WH Holdings Ltd./WH Capital Corp. 9.5% 4/1/11		540	594
Williams Companies, Inc. Credit Linked Certificate Trust 6.75% 4/15/09 (g)		2,425	2,616
			80,212
Insurance - 0.0%
MetLife, Inc. 5.375% 12/9/24	GBP	70	133
Real Estate - 0.9%
American Real Estate Partners/American Real Estate Finance Corp. 8.125% 6/1/12		3,285	3,503
BF Saul REIT 7.5% 3/1/14		3,400	3,519
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09		3,225	3,539
La Quinta Properties, Inc.:
7% 8/15/12		1,240	1,321
8.875% 3/15/11		1,860	2,074
Senior Housing Properties Trust:
7.875% 4/15/15		4,040	4,444
8.625% 1/15/12		1,510	1,725
			20,125
Thrifts & Mortgage Finance - 0.0%
Credit Logement SA 2.774% 12/2/49 (h)	EUR	500	680
TOTAL FINANCIALS			148,355
HEALTH CARE - 2.7%
Biotechnology - 0.0%
Polypore, Inc. 8.75% 5/15/12		560	584
Health Care Equipment & Supplies - 0.1%
Bio-Rad Laboratories, Inc. 7.5% 8/15/13		1,770	1,929
Fisher Scientific International, Inc. 8.125% 5/1/12		845	942
			2,871
Health Care Providers & Services - 2.2%
AmeriPath, Inc. 10.5% 4/1/13		2,805	2,980
AmerisourceBergen Corp.:
7.25% 11/15/12		670	745
8.125% 9/1/08		465	517
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Beverly Enterprises, Inc. 7.875% 6/15/14 (g)		$ 5,285	$ 5,648
Concentra Operating Corp. 9.125% 6/1/12 (g)		390	441
Curative Health Services, Inc. 10.75% 5/1/11		1,450	1,291
Fresenius Medical Care Capital Trust IV 7.875% 6/15/11		1,000	1,103
Genesis HealthCare Corp. 8% 10/15/13		350	380
HCA, Inc.:
6.375% 1/15/15		4,525	4,535
6.75% 7/15/13		3,715	3,831
National Nephrology Associates, Inc. 9% 11/1/11 (g)		490	567
PacifiCare Health Systems, Inc. 10.75% 6/1/09		908	1,026
Psychiatric Solutions, Inc. 10.625% 6/15/13		320	370
Service Corp. International (SCI) 6.75% 4/1/16		2,800	2,863
Triad Hospitals, Inc. 7% 11/15/13		4,205	4,310
U.S. Oncology, Inc.:
9% 8/15/12 (g)		1,300	1,437
10.75% 8/15/14 (g)		5,210	5,965
Vanguard Health Holding Co. I 0% 10/1/15 (e)(g)		5,050	3,308
Vanguard Health Holding Co. II LLC 9% 10/1/14 (g)		9,070	9,660
			50,977
Pharmaceuticals - 0.4%
CDRV Investors, Inc. 0% 1/1/15 (e)(g)		3,760	2,322
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11 (g)		2,830	3,028
Leiner Health Products, Inc. 11% 6/1/12		1,885	2,059
VWR International, Inc.:
6.875% 4/15/12 (g)		630	660
8% 4/15/14 (g)		630	673
			8,742
TOTAL HEALTH CARE			63,174
INDUSTRIALS - 3.1%
Aerospace & Defense - 0.1%
Alliant Techsystems, Inc. 8.5% 5/15/11		2,020	2,182
Airlines - 0.7%
American Airlines, Inc. pass thru trust certificates:
7.377% 5/23/19		2,503	1,752
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
American Airlines, Inc. pass thru trust certificates: - continued
7.379% 5/23/16		$ 869	$ 608
AMR Corp. 9% 9/15/16		920	708
Continental Airlines, Inc. pass thru trust certificates:
6.748% 9/15/18		97	77
6.9% 7/2/18		764	642
8.312% 10/2/12		613	472
8.388% 5/1/22		928	761
Delta Air Lines, Inc.:
7.9% 12/15/09		2,815	1,773
8.3% 12/15/29		3,100	1,496
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10		1,280	1,263
7.711% 9/18/11		320	243
7.92% 5/18/12		3,340	2,572
10.06% 1/2/16		170	111
Northwest Airlines Corp. 10% 2/1/09		1,270	1,067
Northwest Airlines, Inc.:
7.875% 3/15/08		1,392	1,128
9.875% 3/15/07		125	114
10.5% 4/1/09		288	245
Northwest Airlines, Inc. pass thru trust certificates:
7.248% 7/2/14		314	236
7.691% 4/1/17		34	28
7.95% 9/1/16		44	38
8.07% 1/2/15		1,369	958
8.304% 9/1/10		248	211
NWA Trust 10.23% 6/21/14		268	246
			16,749
Building Products - 0.3%
ERICO International Corp. 8.875% 3/1/12		240	253
Jacuzzi Brands, Inc. 9.625% 7/1/10		3,915	4,346
Maax Holdings, Inc. 0% 12/15/12 (e)(g)		3,290	2,073
			6,672
Commercial Services & Supplies - 0.3%
Allied Security Escrow Corp. 11.375% 7/15/11 (g)		1,260	1,348
Allied Waste North America, Inc. 6.5% 11/15/10		1,830	1,789
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Browning-Ferris Industries, Inc.:
7.4% 9/15/35		$ 1,640	$ 1,443
9.25% 5/1/21		680	707
IOS Capital LLC 7.25% 6/30/08		58	61
JohnsonDiversey, Inc. 9.625% 5/15/12		435	489
R.H. Donnelley Finance Corp. I:
8.875% 12/15/10 (g)		350	392
10.875% 12/15/12 (g)		550	655
			6,884
Construction & Engineering - 0.1%
Blount, Inc. 8.875% 8/1/12		1,250	1,356
Great Lakes Dredge & Dock Corp. 7.75% 12/15/13		320	289
			1,645
Electrical Equipment - 0.3%
General Cable Corp. 9.5% 11/15/10		3,055	3,429
Polypore, Inc. 0% 10/1/12 (e)(g)		4,965	3,165
			6,594
Machinery - 0.1%
Cummins, Inc.:
7.125% 3/1/28		2,250	2,295
9.5% 12/1/10 (h)		320	362
Navistar International Corp. 7.5% 6/15/11		650	696
			3,353
Marine - 0.4%
H-Lines Finance Holding Corp. 0% 4/1/13 (e)(g)		2,075	1,510
OMI Corp. 7.625% 12/1/13		4,625	4,949
Ultrapetrol Bahamas Ltd. 9% 11/24/14 (g)		2,455	2,449
			8,908
Road & Rail - 0.8%
Grupo TMM SA de CV 10.5% 8/1/07 (g)		1,696	1,704
Kansas City Southern Railway Co.:
7.5% 6/15/09		3,165	3,323
9.5% 10/1/08		1,350	1,519
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Road & Rail - continued
TFM SA de CV yankee:
10.25% 6/15/07		$ 965	$ 1,033
11.75% 6/15/09		12,149	12,331
			19,910
TOTAL INDUSTRIALS			72,897
INFORMATION TECHNOLOGY - 3.0%
Communications Equipment - 0.4%
Lucent Technologies, Inc.:
6.45% 3/15/29		10,845	9,869
6.5% 1/15/28		190	171
			10,040
Electronic Equipment & Instruments - 0.4%
Altra Industrial Motion, Inc. 9% 12/1/11 (g)		970	985
Celestica, Inc. 7.875% 7/1/11		6,510	6,966
			7,951
IT Services - 0.4%
Iron Mountain, Inc.:
6.625% 1/1/16		8,455	7,905
7.75% 1/15/15		1,330	1,337
8.25% 7/1/11		535	551
8.625% 4/1/13		45	48
			9,841
Office Electronics - 1.2%
Xerox Capital Trust I 8% 2/1/27		3,085	3,208
Xerox Corp.:
6.875% 8/15/11		3,240	3,451
7.125% 6/15/10		3,720	4,018
7.2% 4/1/16		2,515	2,691
7.625% 6/15/13		12,425	13,668
			27,036
Semiconductors & Semiconductor Equipment - 0.6%
AMI Semiconductor, Inc. 10.75% 2/1/13		688	807
Freescale Semiconductor, Inc. 7.125% 7/15/14		5,740	6,228
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.:
5.78% 12/15/11 (g)(h)		$ 670	$ 688
6.875% 12/15/11 (g)		1,330	1,370
8% 12/15/14 (g)		520	542
Semiconductor Note Participation Trust 0% 8/4/11 (g)		500	750
Viasystems, Inc. 10.5% 1/15/11		4,065	3,984
			14,369
TOTAL INFORMATION TECHNOLOGY			69,237
MATERIALS - 4.9%
Chemicals - 1.8%
America Rock Salt Co. LLC 9.5% 3/15/14		3,940	4,117
Braskem SA 11.75% 1/22/14 (g)		965	1,134
Compass Minerals Group, Inc. 10% 8/15/11		1,120	1,260
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11		910	1,051
Georgia Gulf Corp. 7.125% 12/15/13		630	677
Huntsman Advanced Materials LLC:
10% 7/15/08 (g)(h)		940	1,015
11% 7/15/10 (g)		750	881
Huntsman ICI Chemicals LLC 10.125% 7/1/09		1,820	1,920
Huntsman International LLC:
7.375% 1/1/15 (g)		4,960	4,997
9.875% 3/1/09		480	526
Huntsman LLC:
9.32% 7/15/11 (g)(h)		630	702
11.625% 10/15/10		735	871
Innophos, Inc. 8.875% 8/15/14 (g)		530	574
JohnsonDiversey Holdings, Inc. 0% 5/15/13 (e)		4,800	4,152
Lyondell Chemical Co.:
9.5% 12/15/08		1,365	1,488
9.625% 5/1/07		265	291
11.125% 7/15/12		1,950	2,306
Millennium America, Inc. 9.25% 6/15/08		2,515	2,842
Phibro Animal Health Corp.:
13% 12/1/07 unit (g)		1,295	1,412
13% 12/1/07 unit (g)		280	305
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Resolution Performance Products LLC/RPP Capital Corp. 9.5% 4/15/10		$ 2,470	$ 2,655
Rockwood Specialties Group, Inc. 7.5% 11/15/14 (g)		370	383
Solutia, Inc.:
6.72% 10/15/37 (c)		1,920	1,565
7.375% 10/15/27 (c)		6,060	4,939
			42,063
Containers & Packaging - 0.9%
BWAY Corp. 10% 10/15/10		1,175	1,251
Crown Cork & Seal, Inc.:
7.375% 12/15/26		1,800	1,692
8% 4/15/23		3,915	3,856
Crown European Holdings SA:
9.5% 3/1/11		2,330	2,645
10.875% 3/1/13		760	899
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14 (g)		1,740	1,775
7.75% 5/15/11		620	673
8.25% 5/15/13		1,070	1,177
8.75% 11/15/12		4,155	4,664
8.875% 2/15/09		2,240	2,430
			21,062
Metals & Mining - 1.6%
Compass Minerals International, Inc.:
0% 12/15/12 (e)		1,330	1,137
0% 6/1/13 (e)		2,260	1,831
CSN Islands VIII Corp. 9.75% 12/16/13 (g)		9,265	9,914
Foundation Pennsylvania Coal Co. 7.25% 8/1/14 (g)		1,310	1,385
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14		2,770	2,749
10.125% 2/1/10		2,400	2,742
IMCO Recycling Escrow, Inc. 9% 11/15/14 (g)		430	445
International Steel Group, Inc. 6.5% 4/15/14		4,720	5,098
Ispat Inland ULC 9.75% 4/1/14		932	1,151
Luscar Coal Ltd. 9.75% 10/15/11		1,350	1,529
Massey Energy Co. 6.625% 11/15/10		2,850	2,964
Oregon Steel Mills, Inc. 10% 7/15/09		960	1,078
Peabody Energy Corp. 6.875% 3/15/13		1,340	1,451
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Steel Dynamics, Inc.:
9.5% 3/15/09		$ 65	$ 71
9.5% 3/15/09		2,090	2,289
			35,834
Paper & Forest Products - 0.6%
Boise Cascade LLC/Boise Cascade Finance Corp.:
5.005% 10/15/12 (g)(h)		600	614
7.125% 10/15/14 (g)		730	767
Georgia-Pacific Corp.:
7.375% 12/1/25		2,095	2,284
8% 1/15/24		4,215	4,884
8.875% 5/15/31		1,095	1,369
9.375% 2/1/13		2,540	2,959
Millar Western Forest Products Ltd. 7.75% 11/15/13		1,835	1,963
			14,840
TOTAL MATERIALS			113,799
TELECOMMUNICATION SERVICES - 8.8%
Diversified Telecommunication Services - 4.3%
AT&T Corp. 8.75% 11/15/31		8,135	9,670
Deutsche Telekom International Finance BV 6.25% 12/9/10	GBP	250	502
Empresa Brasileira de Telecomm SA 11% 12/15/08		5,093	5,806
Eschelon Operating Co. 8.375% 3/15/10		1,330	1,064
Indosat Finance Co. BV 7.75% 11/5/10		985	1,049
Level 3 Financing, Inc. 10.75% 10/15/11 (g)		3,945	3,551
MCI, Inc.:
6.688% 5/1/09		102	106
7.735% 5/1/14		4,435	4,768
Mobifon Holdings BV 12.5% 7/31/10		7,225	8,598
New Skies Satellites BV:
7.4375% 11/1/11 (g)(h)		750	788
9.125% 11/1/12 (g)		580	603
NTL Cable PLC 8.75% 4/15/14 (g)		13,365	15,036
Qwest Corp.:
7.875% 9/1/11 (g)		2,980	3,218
9.125% 3/15/12 (g)		19,230	22,211
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Qwest Services Corp. 14.5% 12/15/14 (g)(h)		$ 1,105	$ 1,384
Telefonica de Argentina SA 9.125% 11/7/10		2,697	2,839
Telenet Group Holding NV 0% 6/15/14 (e)(g)		10,675	8,113
U.S. West Communications:
6.875% 9/15/33		5,398	4,966
7.125% 11/15/43		220	203
7.2% 11/10/26		2,450	2,340
7.25% 9/15/25		1,115	1,087
7.25% 10/15/35		1,300	1,229
7.5% 6/15/23		1,880	1,847
8.875% 6/1/31		340	360
			101,338
Wireless Telecommunication Services - 4.5%
American Tower Corp. 7.125% 10/15/12 (g)		5,335	5,482
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13		5,805	6,502
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14 (h)		2,460	2,534
Crown Castle International Corp.:
Series B, 7.5% 12/1/13		2,920	3,132
7.5% 12/1/13		290	311
9.375% 8/1/11		3,800	4,256
10.75% 8/1/11		2,255	2,458
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13		2,320	2,598
Dobson Cellular Systems, Inc. 9.875% 11/1/12 (g)		1,980	1,955
Globe Telecom, Inc. 9.75% 4/15/12		1,480	1,617
Inmarsat Finance II PLC 0% 11/15/12 (e)(g)		12,710	9,151
Kyivstar GSM 10.375% 8/17/09 (g)		2,735	3,022
Millicom International Cellular SA 10% 12/1/13 (g)		11,280	11,788
Mobile Telesystems Finance SA:
8.375% 10/14/10 (g)		2,630	2,669
9.75% 1/30/08 (g)		2,260	2,379
9.75% 1/30/08 (Reg. S)		250	263
Nextel Communications, Inc.:
5.95% 3/15/14		1,150	1,202
6.875% 10/31/13		3,850	4,177
7.375% 8/1/15		15,530	17,161
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Rogers Communications, Inc.:
5.525% 12/15/10 (g)(h)		$ 1,740	$ 1,823
6.375% 3/1/14		2,795	2,767
7.25% 12/15/12 (g)		1,080	1,145
7.5% 3/15/15 (g)		1,990	2,094
8% 12/15/12 (g)		1,240	1,308
9.625% 5/1/11		1,940	2,260
Telemig Cellular SA/Amazonia Cellular SA 8.75% 1/20/09 (g)		3,130	3,255
UbiquiTel Operating Co.:
9.875% 3/1/11		395	442
9.875% 3/1/11 (g)		1,310	1,467
Western Wireless Corp. 9.25% 7/15/13		5,230	5,701
			104,919
TOTAL TELECOMMUNICATION SERVICES			206,257
UTILITIES - 2.2%
Electric Utilities - 0.2%
Illinois Power Co. 7.5% 6/15/09		60	68
Texas Genco LLC/Texas Genco Financing Corp. 6.875% 12/15/14 (g)		4,735	4,924
			4,992
Gas Utilities - 1.3%
ANR Pipeline, Inc. 8.875% 3/15/10		430	481
Northwest Pipeline Corp.:
6.625% 12/1/07		285	302
8.125% 3/1/10		400	443
Southern Natural Gas Co.:
7.35% 2/15/31		7,350	7,635
8% 3/1/32		4,170	4,556
8.875% 3/15/10		510	571
Tennessee Gas Pipeline Co.:
7% 10/15/28		550	547
7.5% 4/1/17		7,600	8,455
7.625% 4/1/37		1,035	1,089
8.375% 6/15/32		1,155	1,302
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - continued
Transcontinental Gas Pipe Line Corp.:
6.125% 1/15/05		$ 420	$ 422
6.25% 1/15/08		1,115	1,171
7% 8/15/11		330	362
8.875% 7/15/12		1,455	1,771
			29,107
Multi-Utilities & Unregulated Power - 0.7%
Calpine Corp.:
8.5% 7/15/10 (g)		1,790	1,530
8.75% 7/15/13 (g)		9,590	7,864
9.875% 12/1/11 (g)		510	444
Chivor SA E.S.P. 9.75% 12/30/14 (g)		3,255	3,385
Enron Corp.:
6.4% 7/15/06 (c)		545	169
6.625% 11/15/05 (c)		2,200	682
6.725% 11/15/37 (c)		684	209
6.75% 8/1/09 (c)		550	171
6.875% 10/15/07 (c)		1,330	412
6.95% 7/15/28 (c)		1,204	379
7.125% 5/15/07 (c)		235	73
7.375% 5/15/19 (c)		1,400	427
7.875% 6/15/03 (c)		235	73
8.375% 5/23/05 (c)		2,500	766
9.125% 4/1/03 (c)		50	16
9.875% 6/15/03 (c)		220	68
			16,668
TOTAL UTILITIES			50,767
TOTAL NONCONVERTIBLE BONDS			1,095,858
TOTAL CORPORATE BONDS (Cost $1,029,318)			1,097,759
U.S. Government and Government Agency Obligations - 17.8%
		Principal Amount (000s) (d)	Value (Note 1) (000s)
U.S. Government Agency Obligations - 4.6%
Fannie Mae:
3.25% 1/15/08		$ 11,850	$ 11,759
3.25% 2/15/09		12,890	12,639
5.125% 1/2/14		8,000	8,158
6% 5/15/11		7,675	8,444
6.125% 3/15/12		900	1,000
6.25% 2/1/11		380	417
Federal Home Loan Bank:
2.25% 5/15/06		16,150	15,967
5.8% 9/2/08		2,920	3,128
Freddie Mac:
2.75% 10/15/06		2,175	2,158
2.875% 12/15/06		3,515	3,490
3.625% 9/15/08		22,050	22,058
4.375% 2/4/10		3,440	3,444
4.5% 1/15/14		5,480	5,478
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06		53	55
Private Export Funding Corp. secured 5.685% 5/15/12		1,715	1,858
Small Business Administration guaranteed development participation certificates Series 2003 P10B, 5.136% 8/10/13		1,930	1,961
State of Israel (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23		4,750	4,963
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			106,977
U.S. Treasury Inflation Protected Obligations - 4.3%
U.S. Treasury Inflation-Indexed Bonds 3.625% 4/15/28		17,678	23,205
U.S. Treasury Inflation-Indexed Notes:
1.875% 7/15/13		65,253	67,124
2% 1/15/14		10,020	10,371
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			100,700
U.S. Treasury Obligations - 8.9%
U.S. Treasury Bonds:
6.125% 8/15/29		13,500	15,850
9% 11/15/18		2,000	2,897
11.25% 2/15/15		2,900	4,559
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (Note 1) (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes:
1.625% 2/28/06		$ 20,100	$ 19,828
2.375% 8/31/06		26,000	25,741
2.5% 5/31/06		31,900	31,717
3.125% 5/15/07		15,000	14,992
3.25% 1/15/09		25,100	24,882
3.375% 9/15/09		10,571	10,474
4% 11/15/12		645	644
4.25% 8/15/13		4,000	4,032
4.25% 11/15/13		17,000	17,107
4.75% 5/15/14		22,800	23,760
5% 2/15/11		9,300	9,893
TOTAL U.S. TREASURY OBLIGATIONS			206,376
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $410,804)			414,053
U.S. Government Agency - Mortgage Securities - 1.7%

Fannie Mae - 1.7%
4% 3/1/19 to 7/1/19		10,795	10,546
4.5% 12/1/18		8,783	8,775
5% 3/1/18 to 5/1/34		13,127	13,158
5.5% 5/1/11 to 3/1/18		4,224	4,371
6% 8/1/13 to 1/1/26		164	172
6.5% 4/1/09 to 9/1/32		978	1,027
7% 9/1/25		10	10
7.5% 1/1/28 to 5/1/28		128	137
TOTAL FANNIE MAE			38,196
Freddie Mac - 0.0%
8.5% 3/1/20		32	35
Government National Mortgage Association - 0.0%
6% 1/15/09 to 5/15/09		127	133
6.5% 4/15/26 to 5/15/26		104	109
7% 9/15/25 to 8/15/31		253	269
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (Note 1) (000s)
Government National Mortgage Association - continued
7.5% 2/15/22 to 8/15/28		$ 296	$ 319
8% 9/15/26 to 12/15/26		43	46
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			876
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $38,915)			39,107
Asset-Backed Securities - 0.3%

Capital One Multi-Asset Execution Trust Series 2004-B7 Class B7, 2.615% 8/17/17 (h)	EUR	1,500	2,035
Chester Asset Receivables Dealings PLC 2.998% 9/15/13 (h)	EUR	500	682
Cumbernauld Funding 5.2% 3/16/09	GBP	450	870
Driver One Gmbh Series 1 Class B, 2.404% 5/21/10 (h)	EUR	600	814
Punch Taverns Finance PLC 5.2144% 4/15/09 (h)	GBP	874	1,676
TOTAL ASSET-BACKED SECURITIES (Cost $5,518)			6,077
Collateralized Mortgage Obligations - 0.5%

Private Sponsor - 0.4%
Granite Mortgages PLC:
2.515% 1/20/43 (h)	EUR	400	545
5.0425% 3/20/44 (h)	GBP	1,000	1,922
Holmes Financing No. 8 PLC:
floater Series 3 Class C, 2.998% 7/15/40 (h)	EUR	500	682
5.0444% 7/15/40 (h)	GBP	1,000	1,922
Mortgages PLC Series 6 Class A1, 4.9602% 1/31/27 (h)	GBP	2,000	3,838
Permanent Financing No. 1 PLC 5.1% 6/10/09 (h)	EUR	400	571
TOTAL PRIVATE SPONSOR			9,480
U.S. Government Agency - 0.1%
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class Series 2001-53 Class OH, 6.5% 6/25/30		163	163
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (Note 1) (000s)
U.S. Government Agency - continued
Freddie Mac planned amortization class Series 2351 Class PX, 6.5% 7/15/30		$ 297	$ 301
Freddie Mac Multi-class participation certificates guaranteed planned amortization class Series 2707 Class QD, 4.5% 5/15/17		1,435	1,437
TOTAL U.S. GOVERNMENT AGENCY			1,901
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $11,004)			11,381
Commercial Mortgage Securities - 0.1%

Opera Finance PLC 5.1475% 7/31/13 (h) (Cost $1,841)	GBP	1,000	1,920
Foreign Government and Government Agency Obligations - 22.8%

Argentine Republic 1.98% 8/3/12 (h)		7,325	6,188
Austrian Republic 5% 12/20/24 (g)	CAD	2,000	1,632
Banco Central del Uruguay:
Brady:
par A 6.75% 2/19/21		1,000	955
par B 6.75% 3/21/21		100	96
value recovery A rights 1/2/21 (i)		1,000,000	0
value recovery B rights 1/2/21 (i)		750,000	0
Bogota Distrito Capital:
9.5% 12/12/06 (g)		540	589
9.5% 12/12/06 (Reg. S)		3,163	3,448
Brazilian Federative Republic:
Brady:
capitalization bond 8% 4/15/14		29,675	30,380
par Z-L 6% 4/15/24		2,010	1,864
10.5% 7/14/14		1,260	1,496
11% 8/17/40		11,530	13,686
12% 4/15/10		1,650	2,042
12.25% 3/6/30		3,125	4,134
12.75% 1/15/20		1,820	2,464
Canadian Government:
3% 6/1/06	CAD	16,250	13,582
5.25% 6/1/12	CAD	2,100	1,875
5.5% 6/1/09	CAD	5,500	4,931
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (Note 1) (000s)
Canadian Government: - continued
5.75% 6/1/29	CAD	14,250	$ 13,413
Central Bank of Nigeria:
Brady 6.25% 11/15/20		1,500	1,403
promissory note 5.092% 1/5/10		1,466	1,392
warrants 11/15/20 (a)(i)		3,250	3
City of Kiev 8.75% 8/8/08		5,285	5,549
Colombian Republic:
10.75% 1/15/13		3,520	4,215
11.75% 3/1/10	COP	2,239,000	958
11.75% 2/25/20		2,310	2,968
Dominican Republic:
Brady 2.75% 8/30/09 (h)		4,166	3,437
3.4425% 8/30/24 (h)		3,890	3,097
9.04% 1/23/13 (g)		550	461
9.5% 9/27/06 (Reg. S)		440	414
Ecuador Republic:
8% 8/15/30 (Reg. S) (f)		2,820	2,436
12% 11/15/12 (Reg. S)		3,906	4,004
euro par 4.75% 2/28/25 (f)		425	276
German Federal Republic:
2.75% 6/23/06	EUR	18,000	24,540
4.25% 1/4/14	EUR	51,170	72,795
4.75% 7/4/34	EUR	14,300	20,892
5.5% 1/4/31	EUR	2,000	3,235
Hellenic Republic 3.25% 6/21/07	EUR	9,670	13,295
Ivory Coast Brady FLIRB A 2% 3/29/18 (c)(f)	FRF	10,395	333
Japan Government:
0.2% 7/20/06	JPY	1,280,000	12,526
1.5% 3/20/14	JPY	2,635,000	26,083
2.4% 6/20/24	JPY	470,000	4,866
Lebanese Republic 5.88% 11/30/09 (g)(h)		1,415	1,408
Panamanian Republic:
Brady discount 2.6925% 7/17/26 (h)		125	112
9.625% 2/8/11		1,230	1,458
10.75% 5/15/20		1,735	2,256
Peruvian Republic:
3% 3/7/27 (f)		900	583
9.125% 2/21/12		3,030	3,538
9.875% 2/6/15		1,115	1,377
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (Note 1) (000s)
Philippine Republic:
Brady principal collateralized interest reduction bond 6.5% 12/1/17		$ 3,670	$ 3,606
8.375% 2/15/11		7,520	7,558
9% 2/15/13		2,250	2,295
9.875% 1/15/19		2,945	3,030
Russian Federation:
5% 3/31/30 (f)(g)		3,900	4,022
5% 3/31/30 (Reg. S) (f)		22,365	23,064
8.25% 3/31/10 (Reg. S)		2,325	2,558
12.75% 6/24/28 (Reg. S)		2,550	4,169
South African Republic:
8.5% 6/23/17		1,360	1,703
13% 8/31/10	ZAR	5,010	1,093
Spanish Kingdom 3.6% 1/31/09	EUR	16,600	23,093
Turkish Republic:
0% 12/7/05	TRL	5,878,440,000	3,668
10.5% 1/13/08		1,310	1,503
11% 1/14/13		2,300	2,927
11.75% 6/15/10		4,330	5,477
11.875% 1/15/30		925	1,335
20% 10/17/07	TRL	5,343,600,000	4,256
Ukraine Government:
5.33% 8/5/09 (h)		2,245	2,374
11% 3/15/07 (Reg. S)		1,503	1,617
United Kingdom, Great Britain & Northern Ireland:
Index Linked 2.5% 7/26/16	GBP	8,684	17,748
4.75% 9/7/15	GBP	1,000	1,952
5.75% 12/7/09	GBP	2,000	4,049
6% 12/7/28	GBP	5,595	13,149
United Mexican States:
7.5% 4/8/33		12,085	13,052
8.125% 12/30/19		3,100	3,650
8.375% 1/14/11		5,200	6,105
9% 12/20/12	MXN	33,320	2,882
11.5% 5/15/26		5,400	8,262
Uruguay Republic:
7.25% 2/15/11		2,655	2,628
10.5% 10/20/06	UYU	58,000	2,579
17.75% 2/4/06	UYU	41,200	1,627
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (Note 1) (000s)
Venezuelan Republic:
Discount A, 3.0625% 3/31/20 (h)		$ 3,775	$ 3,445
oil recovery rights 4/15/20 (i)		3,260	33
8.5% 10/8/14		1,520	1,610
9.25% 9/15/27		1,710	1,804
10.75% 9/19/13		7,735	9,253
13.625% 8/15/18		3,175	4,294
euro Brady:
par W-A 6.75% 3/31/20		6,150	6,104
par W-B 6.75% 3/31/20		2,070	2,054
Vietnamese Socialist Republic Brady par 3.75% 3/12/28 (f)		2,580	1,896
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $482,963)			530,209
Common Stocks - 1.2%
	Shares
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.1%
Centerplate, Inc. unit	165,925	2,195
Media - 0.4%
NTL, Inc. (a)	140,401	10,244
NTL, Inc. warrants 1/13/11 (a)	6	0
		10,244
TOTAL CONSUMER DISCRETIONARY		12,439
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Fountain View, Inc. (j)	98	2
INDUSTRIALS - 0.2%
Commercial Services & Supplies - 0.2%
Coinmach Service Corp. unit	330,000	4,521
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
Telewest Global, Inc. (a)	693,453	12,191
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.0%
DigitalGlobe, Inc. (g)	895	$ 1
TOTAL TELECOMMUNICATION SERVICES		12,192
TOTAL COMMON STOCKS (Cost $21,771)		29,154
Nonconvertible Preferred Stocks - 0.2%

CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Spanish Broadcasting System, Inc. Class B, 10.75%	1,560	1,732
Specialty Retail - 0.0%
GNC Corp. Series A, 12.00% (a)	1,170	1,126
TOTAL CONSUMER DISCRETIONARY		2,858
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Fresenius Medical Care Capital Trust II 7.875%	1,260	1,383
Insurance - 0.0%
American Annuity Group Capital Trust II 8.875% (a)	240	244
TOTAL FINANCIALS		1,627
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00%	119	1
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $4,265)		4,486
Floating Rate Loans - 0.8%
		Principal Amount (000s) (d)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.2%
AM General LLC:
Tranche B1, term loan 6.759% 11/1/11 (h)		$ 2,600	$ 2,652
Tranche C2, term loan 11.21% 5/2/12 (h)		1,300	1,346
			3,998
Hotels, Restaurants & Leisure - 0.1%
Hilton Head Communications LP Tranche B, term loan 6.5% 3/31/08 (h)		1,800	1,769
Textiles, Apparel & Luxury Goods - 0.0%
Levi Strauss & Co. Tranche B, term loan 10% 9/29/09		990	1,069
TOTAL CONSUMER DISCRETIONARY			6,836
FINANCIALS - 0.2%
Consumer Finance - 0.1%
Metris Companies, Inc. term loan 11.78% 5/6/07 (h)		2,100	2,205
Diversified Financial Services - 0.1%
Olympus Cable Holdings LLC Tranche B, term loan 7.25% 9/30/10 (h)		2,720	2,700
TOTAL FINANCIALS			4,905
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Valor Telecommunications Enterprises LLC:
term loan 12.875% 5/10/12 (h)		1,100	1,144
Tranche 2, term loan 10.0815% 11/10/11 (h)		2,550	2,627
			3,771
UTILITIES - 0.1%
Electric Utilities - 0.1%
Astoria Energy LLC term loan:
7.1882% 4/15/12 (h)		610	622
11.31% 4/15/12 (h)		1,560	1,599
			2,221
TOTAL FLOATING RATE LOANS (Cost $16,618)			17,733
Sovereign Loan Participations - 0.2%
		Principal Amount (000s) (d)	Value (Note 1) (000s)
Indonesian Republic loan participation:
- Barclays Bank 3.4375% 3/28/13 (h)		$ 214	$ 193
- Credit Suisse First Boston 3.4375% 3/28/13 (h)		1,921	1,728
- Deutsche Bank:
0% 3/28/13 (h)	JPY	92,332	782
3% 3/21/05 (h)		455	452
3.4375% 3/28/13 (h)		963	867
- Salomon Brothers 3% 3/21/05 (h)		450	447
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $4,217)			4,469
Fixed-Income Fund - 0.4%
	Shares
Fidelity Floating Rate Central Investment Portfolio (b) (Cost $11,500)	115,127	11,500
Money Market Fund - 5.4%
Fidelity Cash Central Fund, 2.24% (b) (Cost $124,921)	124,921,497	124,921
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $2,163,655)		2,292,769
NET OTHER ASSETS - 1.5%		35,497
NET ASSETS - 100%		$ 2,328,266
Currency Abbreviations
CAD	-	Canadian dollar
COP	-	Colombian peso
EUR	-	European Monetary Unit
FRF	-	French franc
GBP	-	British pound
JPY	-	Japanese yen
MXN	-	Mexican peso
TRL	-	Turkish lira
UYU	-	Uruguay peso
ZAR	-	South African rand
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted for Money Market funds is the annualized seven-day yield of the fund at period end. A complete listing of each fund's holdings as of its most recent fiscal year end is available upon request.

(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $351,285,000 or 15.1% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(i) Quantity represents share amount.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Fountain View, Inc.	8/19/03 - 1/22/04	$ 0
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	63.8%
Germany	5.4%
Canada	4.2%
United Kingdom	3.6%
Brazil	3.0%
Mexico	2.5%
Russia	2.0%
Japan	1.8%
Venezuela	1.3%
Luxembourg	1.0%
Spain	1.0%
Others (individually less than 1%)	10.4%
100.0%
The information in the above table is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Income Tax Information
The fund hereby designates as capital gain dividends: For dividends with respect to the taxable year ended December 31, 2004, $19,880,000 or, if different, the net capital gain of such year.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2004

Assets
Investment in securities, at value (cost $2,163,655) - See accompanying schedule		$ 2,292,769
Cash		679
Receivable for investments sold		2,149
Receivable for fund shares sold		7,997
Dividends receivable		11
Interest receivable		35,057
Prepaid expenses		7
Total assets		2,338,669

Liabilities
Payable for investments purchased	$ 2,873
Payable for fund shares redeemed	3,041
Distributions payable	2,083
Accrued management fee	1,091
Distribution fees payable	776
Other affiliated payables	401
Other payables and accrued expenses	138
Total liabilities		10,403

Net Assets		$ 2,328,266
Net Assets consist of:
Paid in capital		$ 2,169,387
Undistributed net investment income		25,324
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		4,981
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		128,574
Net Assets		$ 2,328,266

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2004

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($372,313 ÷ 31,215 shares)	$ 11.93

Maximum offering price per share (100/95.25 of $11.93)	$ 12.52
Class T: Net Asset Value and redemption price per share ($807,904 ÷ 67,749 shares)	$ 11.92

Maximum offering price per share (100/96.50 of $11.92)	$ 12.35
Class B: Net Asset Value and offering price per share ($319,471 ÷ 26,731 shares) A	$ 11.95

Class C: Net Asset Value and offering price per share ($404,509 ÷ 33,954 shares) A	$ 11.91

Institutional Class: Net Asset Value, offering price and redemption price per share ($424,069 ÷ 35,290 shares)	$ 12.02

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended December 31, 2004

Investment Income
Dividends		$ 708
Interest		115,802
Total income		116,510

Expenses
Management fee	$ 10,819
Transfer agent fees	3,509
Distribution fees	8,065
Accounting fees and expenses	713
Non-interested trustees' compensation	10
Custodian fees and expenses	198
Registration fees	335
Audit	55
Legal	5
Miscellaneous	13
Total expenses before reductions	23,722
Expense reductions	(7)	23,715
Net investment income		92,795
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	58,798
Foreign currency transactions	1,163
Swap agreements	(141)
Total net realized gain (loss)		59,820
Change in net unrealized appreciation (depreciation) on: Investment securities	23,691
Assets and liabilities in foreign currencies	(939)
Swap agreements	(33)
Total change in net unrealized appreciation (depreciation)		22,719
Net gain (loss)		82,539
Net increase (decrease) in net assets resulting from operations		$ 175,334

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2004	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 92,795	$ 56,583
Net realized gain (loss)	59,820	37,411
Change in net unrealized appreciation (depreciation)	22,719	86,288
Net increase (decrease) in net assets resulting from operations	175,334	180,282
Distributions to shareholders from net investment income	(88,523)	(61,174)
Distributions to shareholders from net realized gain	(32,409)	-
Total distributions	(120,932)	(61,174)
Share transactions - net increase (decrease)	715,583	768,440
Total increase (decrease) in net assets	769,985	887,548

Net Assets
Beginning of period	1,558,281	670,733
End of period (including undistributed net investment income of $25,324 and undistributed net investment income of $4,311, respectively)	$ 2,328,266	$ 1,558,281

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.63	$ 10.34	$ 10.11	$ 10.12	$ 10.47
Income from Investment Operations
Net investment incomeC	.600	.617	.668	.730E	.793
Net realized and unrealized gain (loss)	.445	1.321	.214	(.081)E	(.434)
Total from investment operations	1.045	1.938	.882	.649	.359
Distributions from net investment income	(.575)	(.648)	(.652)	(.659)	(.709)
Distributions from net realized gain	(.170)	-	-	-	-
Total distributions	(.745)	(.648)	(.652)	(.659)	(.709)
Net asset value, end of period	$ 11.93	$ 11.63	$ 10.34	$ 10.11	$ 10.12
Total ReturnA,B	9.31%	19.20%	9.09%	6.53%	3.58%
Ratios to Average Net AssetsD
Expenses before expense reductions	1.00%	1.01%	1.04%	1.07%	1.08%
Expenses net of voluntary waivers, if any	1.00%	1.01%	1.04%	1.07%	1.08%
Expenses net of all reductions	1.00%	1.00%	1.04%	1.07%	1.08%
Net investment income	5.20%	5.58%	6.65%	7.18%E	7.76%
Supplemental Data
Net assets, end of period (in millions)	$ 372	$ 187	$ 57	$ 33	$ 18
Portfolio turnover rate	94%	153%	111%	120%	99%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.62	$ 10.33	$ 10.11	$ 10.11	$ 10.47
Income from Investment Operations
Net investment incomeC	.593	.604	.660	.725E	.788
Net realized and unrealized gain (loss)	.443	1.322	.203	(.074)E	(.445)
Total from investment operations	1.036	1.926	.863	.651	.343
Distributions from net investment income	(.566)	(.636)	(.643)	(.651)	(.703)
Distributions from net realized gain	(.170)	-	-	-	-
Total distributions	(.736)	(.636)	(.643)	(.651)	(.703)
Net asset value, end of period	$ 11.92	$ 11.62	$ 10.33	$ 10.11	$ 10.11
Total ReturnA,B	9.23%	19.09%	8.89%	6.55%	3.42%
Ratios to Average Net AssetsD
Expenses before expense reductions	1.07%	1.11%	1.13%	1.15%	1.14%
Expenses net of voluntary waivers, if any	1.07%	1.11%	1.13%	1.15%	1.14%
Expenses net of all reductions	1.07%	1.11%	1.13%	1.15%	1.14%
Net investment income	5.13%	5.47%	6.57%	7.10%E	7.70%
Supplemental Data
Net assets, end of period (in millions)	$ 808	$ 515	$ 279	$ 238	$ 207
Portfolio turnover rate	94%	153%	111%	120%	99%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.65	$ 10.35	$ 10.12	$ 10.13	$ 10.49
Income from Investment Operations
Net investment incomeC	.513	.533	.595	.658E	.722
Net realized and unrealized gain (loss)	.441	1.330	.212	(.085)E	(.447)
Total from investment operations	.954	1.863	.807	.573	.275
Distributions from net investment income	(.484)	(.563)	(.577)	(.583)	(.635)
Distributions from net realized gain	(.170)	-	-	-	-
Total distributions	(.654)	(.563)	(.577)	(.583)	(.635)
Net asset value, end of period	$ 11.95	$ 11.65	$ 10.35	$ 10.12	$ 10.13
Total ReturnA,B	8.45%	18.38%	8.28%	5.74%	2.73%
Ratios to Average Net AssetsD
Expenses before expense reductions	1.78%	1.77%	1.78%	1.81%	1.80%
Expenses net of voluntary waivers, if any	1.78%	1.77%	1.78%	1.81%	1.80%
Expenses net of all reductions	1.78%	1.77%	1.78%	1.81%	1.80%
Net investment income	4.42%	4.81%	5.91%	6.44%E	7.04%
Supplemental Data
Net assets, end of period (in millions)	$ 319	$ 287	$ 147	$ 116	$ 88
Portfolio turnover rate	94%	153%	111%	120%	99%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.61	$ 10.32	$ 10.10	$ 10.11	$ 10.46
Income from Investment Operations
Net investment incomeC	.505	.525	.585	.647E	.707
Net realized and unrealized gain (loss)	.444	1.320	.204	(.082)E	(.432)
Total from investment operations	.949	1.845	.789	.565	.275
Distributions from net investment income	(.479)	(.555)	(.569)	(.575)	(.625)
Distributions from net realized gain	(.170)	-	-	-	-
Total distributions	(.649)	(.555)	(.569)	(.575)	(.625)
Net asset value, end of period	$ 11.91	$ 11.61	$ 10.32	$ 10.10	$ 10.11
Total ReturnA,B	8.43%	18.24%	8.10%	5.67%	2.74%
Ratios to Average Net AssetsD
Expenses before expense reductions	1.82%	1.84%	1.87%	1.89%	1.91%
Expenses net of voluntary waivers, if any	1.82%	1.84%	1.87%	1.89%	1.91%
Expenses net of all reductions	1.82%	1.84%	1.87%	1.89%	1.90%
Net investment income	4.37%	4.74%	5.83%	6.35%E	6.94%
Supplemental Data
Net assets, end of period (in millions)	$ 405	$ 277	$ 68	$ 40	$ 26
Portfolio turnover rate	94%	153%	111%	120%	99%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.71	$ 10.40	$ 10.17	$ 10.18	$ 10.53
Income from Investment Operations
Net investment incomeB	.627	.635	.685	.725D	.816
Net realized and unrealized gain (loss)	.449	1.338	.210	(.059)D	(.437)
Total from investment operations	1.076	1.973	.895	.666	.379
Distributions from net investment income	(.596)	(.663)	(.665)	(.676)	(.729)
Distributions from net realized gain	(.170)	-	-	-	-
Total distributions	(.766)	(.663)	(.665)	(.676)	(.729)
Net asset value, end of period	$ 12.02	$ 11.71	$ 10.40	$ 10.17	$ 10.18
Total ReturnA	9.53%	19.44%	9.17%	6.67%	3.76%
Ratios to Average Net AssetsC
Expenses before expense reductions	.81%	.87%	.92%	.94%	.90%
Expenses net of voluntary waivers, if any	.81%	.87%	.92%	.94%	.90%
Expenses net of all reductions	.81%	.87%	.92%	.94%	.90%
Net investment income	5.38%	5.71%	6.78%	7.31%D	7.95%
Supplemental Data
Net assets, end of period (in millions)	$ 424	$ 291	$ 120	$ 42	$ 4
Portfolio turnover rate	94%	153%	111%	120%	99%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2004

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Strategic Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The fund may invest in affiliated fixed income and money market central funds (underlying funds) managed by affiliates of Fidelity Management & Research Company (FMR).

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund and underlying funds (funds):

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Security Valuation - continued

Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies, including underlying funds, are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions, including purchases and sales of the underlying funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, prior period premium and discount on debt securities, market discount, non-taxable dividends, swap agreements, defaulted bonds and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 138,290
Unrealized depreciation	(9,410)
Net unrealized appreciation (depreciation)	128,880
Undistributed ordinary income	17,030
Undistributed long-term capital gain	6,535

Cost for federal income tax purposes	$ 2,163,889

The tax character of distributions paid was as follows:

	December 31, 2004	December 31, 2003
Ordinary Income	$ 107,587	$ 61,174
Long-term Capital Gains	13,345	-
Total	$ 120,932	$ 61,174

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The funds may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The funds may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The funds may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Swap Agreements. The funds may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the funds.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts.

Annual Report

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,836,691 and $1,321,941, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 401	$ -
Class T	0%	.25%	1,553	159
Class B	.65%	.25%	2,704	1,953
Class C	.75%	.25%	3,407	1,735
			$ 8,065	$ 3,847

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 512
Class T	163
Class B*	619
Class C*	133
$ 1,427

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets
Class A	$ 538.20
Class T	1,090.18
Class B	690.23
Class C	601.18
Institutional Class	590.17
	$ 3,509

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM) or Fidelity Management and Research Co, Inc. (FMRC), affiliates of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Floating Rate Central Investment Portfolio seeks a high level of current income. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,878 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $7.

7. Credit Risk.

The fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the fund's investments and the income they generate, as well as the fund's ability to repatriate such amounts.

8. Other Information.

At the end of the period, one otherwise unaffiliated shareholder was the owner of record of 22% of the total outstanding shares of the fund.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2004	2003
From net investment income
Class A	$ 13,359	$ 6,752
Class T	30,575	22,425
Class B	12,524	11,149
Class C	14,127	8,621
Institutional Class	17,938	12,227
Total	$ 88,523	$ 61,174
From net realized gain
Class A	$ 5,220	$ -
Class T	11,202	-
Class B	4,464	-
Class C	5,646	-
Institutional Class	5,877	-
Total	$ 32,409	$ -

Annual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2004	2003	2004	2003
Class A
Shares sold	21,816	13,642	$ 253,900	$ 152,125
Reinvestment of distributions	1,282	467	15,021	5,244
Shares redeemed	(7,979)	(3,482)	(92,071)	(38,441)
Net increase (decrease)	15,119	10,627	$ 176,850	$ 118,928
Class T
Shares sold	39,956	30,354	$ 465,339	$ 337,303
Reinvestment of distributions	3,278	1,732	38,371	19,345
Shares redeemed	(19,779)	(14,809)	(229,093)	(164,042)
Net increase (decrease)	23,455	17,277	$ 274,617	$ 192,606
Class B
Shares sold	7,321	14,093	$ 85,374	$ 156,171
Reinvestment of distributions	1,045	681	12,249	7,636
Shares redeemed	(6,307)	(4,277)	(72,776)	(47,163)
Net increase (decrease)	2,059	10,497	$ 24,847	$ 116,644
Class C
Shares sold	16,778	20,173	$ 195,224	$ 224,162
Reinvestment of distributions	1,180	515	13,804	5,797
Shares redeemed	(7,887)	(3,387)	(90,740)	(37,640)
Net increase (decrease)	10,071	17,301	$ 118,288	$ 192,319
Institutional Class
Shares sold	15,202	18,048	$ 176,823	$ 201,125
Reinvestment of distributions	1,760	983	20,742	11,080
Shares redeemed	(6,561)	(5,722)	(76,584)	(64,262)
Net increase (decrease)	10,401	13,309	$ 120,981	$ 147,943

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Strategic Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Strategic Income Fund (the Fund), a fund of Fidelity Advisor Series II, including the portfolio of investments, as of December 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Strategic Income Fund as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 23, 2005

Annual Report

Fidelity Floating Rate Central Investment Portfolio

December 31, 2004 (Unaudited)

Top Fifty Holdings (excluding cash equivalents)*
	Principal Amount	Value	% of Fund's Net Assets
General Growth Properties, Inc. Tranche B, term loan 4.53% 11/12/08	$ 6,000,000	$ 6,015,000	4.8
Lake Las Vegas LLC Tranche 1, term loan 5.1197% 11/1/09	4,310,000	4,342,325	3.5
Qwest Corp. Tranche A, term loan 7.39% 6/30/07	4,000,000	4,170,000	3.3
UPC Distribution Holdings BV Tranche F, term loan 5.98% 12/31/11	4,000,000	4,050,000	3.2
Dex Media West LLC/Dex Media West Finance Co. Tranche B, term loan 4.1033% 9/9/10	3,993,293	4,043,209	3.2
El Paso Corp. Credit-Linked Deposit 5.15% 11/22/09	4,000,000	4,030,000	3.2
Marina District Finance Co., Inc. term loan 3.93% 10/14/11	4,000,000	4,030,000	3.2
R.H. Donnelley Corp. Tranche B2, term loan 4.3086% 6/30/11	3,965,788	4,005,446	3.2
PacifiCare Health Systems, Inc. Tranche B, term loan 4.1618% 12/6/10	4,000,000	4,000,000	3.2
Nexstar Broadcasting, Inc. Tranche D, term loan 4.31% 12/31/10	3,989,975	3,999,975	3.2
Starwood Hotels & Resorts Worldwide, Inc. term loan 3.67% 10/9/06	3,666,667	3,666,667	2.9
Smurfit-Stone Container Enterprises, Inc. Tranche B, term loan 4.5208% 11/1/11	3,489,621	3,537,603	2.8
Vicar Operating, Inc. Tranche F, term loan 4.1875% 9/30/08	3,100,000	3,119,375	2.5
RailAmerica, Inc. term loan 4.375% 9/29/11	3,000,000	3,052,500	2.4
Constellation Brands, Inc. Tranche B, term loan 4.5866% 12/22/11	3,000,000	3,037,500	2.4
Texas Genco LLC term loan 4.48% 12/14/11	3,000,000	3,033,750	2.4
Lamar Media Corp. Tranche C, term loan 4.0625% 6/30/10	3,000,000	3,030,000	2.4
ON Semiconductor Corp. Tranche G, term loan 5.5625% 12/15/11	3,000,000	3,007,500	2.4
HCA, Inc. term loan 3.42% 11/9/09	3,000,000	2,992,500	2.4
Charter Communication Operating LLC Tranche A, term loan 5.13% 4/27/10	3,000,000	2,981,250	2.4
Century Cable Holdings LLC Tranche B, term loan 7.25% 6/30/09	3,000,000	2,977,500	2.4
Kansas City Southern Railway Co. Tranche B1, term loan 4.0939% 3/30/08	2,800,000	2,842,000	2.3
Iron Mountain, Inc. Tranche R, term loan 4.1875% 4/2/11	2,500,000	2,512,500	2.0
NRG Energy, Inc. term loan 4.95% 12/24/11	2,193,750	2,193,750	1.8
Top Fifty Holdings (excluding cash equivalents)*
	Principal Amount	Value	% of Fund's Net Assets
Valor Telecommunications Enterprises LLC Tranche 2, term loan 10.0815% 11/10/11	$ 2,000,000	$ 2,060,000	1.6
AM General LLC Tranche B1, term loan 6.759% 11/1/11	2,000,000	2,040,000	1.6
Simmons Bedding Co. Tranche C, term loan 4.0535% 12/19/11	2,000,000	2,030,000	1.6
Herbalife International, Inc. term loan 4.58% 12/21/10	2,000,000	2,027,500	1.6
Reliant Energy, Inc. term loan 4.795% 4/30/10	2,000,000	2,025,000	1.6
Advertising Directory Solutions, Inc. Tranche 1, term loan 4.4% 11/9/11	2,000,000	2,015,000	1.6
LNR Property Corp. Tranche B, term loan 5.59% 1/31/08	2,000,000	2,010,000	1.6
Community Health Systems, Inc. term loan 4.15% 8/19/11	1,995,000	2,004,975	1.6
Nextel Communications, Inc. Tranche E, term loan 4.6875% 12/15/10	1,994,962	1,996,209	1.6
NRG Energy, Inc. Credit-Linked Deposit 4.325% 12/24/11	1,706,250	1,708,383	1.4
Domino's, Inc. term loan 4.3125% 6/25/10	1,632,486	1,650,852	1.3
Goodman Global Holdings, Inc. term loan 4.8125% 12/23/11	1,220,000	1,226,100	1.0
Smurfit-Stone Container Enterprises, Inc. Tranche C, term loan 4.3958% 11/1/11	1,073,729	1,088,493	0.9
Georgia-Pacific Corp. term loan 3.4647% 7/2/09	1,000,000	998,750	0.8
Cooper Standard Auto, Inc. Tranche C, term loan 6.25% 12/23/11	616,667	624,375	0.5
Landry's Seafood Restaurants, Inc. term loan 4.5276% 12/28/10	465,000	469,650	0.4
Smurfit-Stone Container Enterprises, Inc. Credit-Linked Deposit 2.4% 11/1/10	436,650	442,654	0.4
Cooper Standard Auto, Inc. Tranche B, term loan 6.25% 12/23/11	383,333	388,125	0.3
* The fund commenced operations on December 15, 2004 and holds 42 securities, excluding cash equivalents, which represent 88.9% of the fund's net assets.

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 301 funds advised by FMR or an affiliate. Mr. McCoy oversees 303 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1986

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Senior Vice President of Advisor Strategic Income Fund (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (50)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the non-interested Trustees (2005). Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure Internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001), Teletech Holdings (customer management services), and HRL Laboratories (private research and development, 2004). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), and Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002).

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

Cornelia M. Small (60)

Year of Election or Appointment: 2005

Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (65)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Dirks and Mr. Wolfe may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Advisor Series II. Mr. Dirks also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Advisor Series II. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Kenneth L. Wolfe (65)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Advisor Series II. Mr. Wolfe also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003), Bausch & Lomb, Inc., and Revlon Inc. (2004).

Bart A. Grenier (45)

Year of Election or Appointment: 2002

Vice President of Advisor Strategic Income Fund. Mr. Grenier also serves as Vice President of certain Equity Funds (2001), a position he previously held from 1999 to 2000, and Vice President of certain High Income Funds (2002). He is Senior Vice President of FMR (1999) and FMR Co., Inc. (2001), and President and Director of Strategic Advisers, Inc. (2002). He also heads Fidelity's Asset Allocation Group (2000), Fidelity's Growth and Income Group (2001), Fidelity's Value Group (2001), and Fidelity's High Income Division (2001). Previously, Mr. Grenier served as President of Fidelity Ventures (2000), Vice President of certain High Income Funds (1997-2000), High Income Division Head (1997-2000), Group Leader of the Income-Growth and Asset Allocation-Income Groups (1996-2000), and Assistant Equity Division Head (1997-2000).

Charles S. Morrison (44)

Year of Election or Appointment: 2002

Vice President of Advisor Strategic Income Fund. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

William Eigen (36)

Year of Election or Appointment: 2003

Vice President of Advisor Strategic Income. Mr. Eigen serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Eigen managed a variety of Fidelity funds. Mr. Eigen also serves as Vice President of FMR (2001) and FMR Co., Inc. (2001).

George A. Fischer (43)

Year of Election or Appointment: 2002

Vice President of Advisor Strategic Income. Mr. Fischer serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Fischer managed a variety of Fidelity funds.

Mark J. Notkin (40)

Year of Election or Appointment: 2001

Vice President of Advisor Strategic Income. Mr. Notkin serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Notkin managed a variety of Fidelity funds. Mr. Notkin also serves as Vice President of FMR (2001) and FMR Co., Inc. (2001).

Ian Spreadbury (50)
Year of Election or Appointment: 1999 Vice President of Advisor Strategic Income. Mr. Spreadbury also serves as Vice President of another fund advised by FMR.
Eric D. Roiter (56)

Year of Election or Appointment: 1998

Secretary of Advisor Strategic Income Fund. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR (1998); Vice President and Secretary of FDC (1998); Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present) and Fidelity Management & Research (Far East) Inc. (2001-present); and Assistant Secretary of Fidelity Investments Money Management, Inc. (2001-present). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present).

Stuart Fross (45)
Year of Election or Appointment: 2003 Assistant Secretary of Advisor Strategic Income Fund. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Advisor Strategic Income Fund. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2002

Chief Financial Officer of Advisor Strategic Income Fund. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of Advisor Strategic Income Fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of Advisor Strategic Income Fund. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of Advisor Strategic Income Fund. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (58)
Year of Election or Appointment: 1994 Assistant Treasurer of Advisor Strategic Income Fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (50)
Year of Election or Appointment: 2004 Assistant Treasurer of Advisor Strategic Income Fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (49)
Year of Election or Appointment: 2002 Assistant Treasurer of Advisor Strategic Income Fund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Kenneth B. Robins (35)

Year of Election or Appointment: 2004

Assistant Treasurer of Advisor Strategic Income Fund. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Annual Report

Distributions

The Board of Trustees of Fidelity Advisor Strategic Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Institutional Class	02/07/05	02/04/05	$.105

A total of 5.93% of the dividends distributed during the fiscal year was derived from the interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

Annual Report

Annual Report

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Fidelity Investments Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

SII-UANN-0205
1.787728.101

Item 2. Code of Ethics

As of the end of the period, December 31, 2004, Fidelity Advisor Series II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended December 31, 2004 and December 31, 2003, the aggregate Audit Fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Fidelity Advisor Mid Cap II Fund and Fidelity Advisor Strategic Income Fund (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2004A,B	2003A
Fidelity Advisor Mid Cap II Fund	$27,000	$0
Fidelity Advisor Strategic Income Fund	$36,000	$54,000
All funds in the Fidelity Group of Funds audited by Deloitte Entities	$4,300,000	$4,300,000
A	Aggregate amounts may reflect rounding.
B	Fidelity Advisor Mid Cap II Fund commenced operations on August 12, 2004.

(b) Audit-Related Fees.

In each of the fiscal years ended December 31, 2004 and December 31, 2003 the aggregate Audit-Related Fees billed by Deloitte Entities for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2004A,C	2003A,B
Fidelity Advisor Mid Cap II Fund	$0	$0
Fidelity Advisor Strategic Income Fund	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

C	Fidelity Advisor Mid Cap II Fund commenced operations on August 12, 2004.

In each of the fiscal years ended December 31, 2004 and December 31, 2003, the aggregate Audit-Related Fees that were billed by Deloitte Entities that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2004A	2003A,B
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended December 31, 2004 and December 31, 2003, the aggregate Tax Fees billed by Deloitte Entities for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2004A,C	2003A,B
Fidelity Advisor Mid Cap II Fund	$3,300	$0
Fidelity Advisor Strategic Income Fund	$3,600	$3,500
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

C	Fidelity Advisor Mid Cap II Fund commenced operations on August 12, 2004.

In each of the fiscal years ended December 31, 2004 and December 31, 2003, the aggregate Tax Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2004A	2003A,B
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended December 31, 2004 and December 31, 2003, the aggregate Other Fees billed by Deloitte Entities for all other non-audit services rendered to the funds is shown in the table below.

Fund	2004A,C	2003A,B
Fidelity Advisor Mid Cap II Fund	$0	$0
Fidelity Advisor Strategic Income Fund	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

C	Fidelity Advisor Mid Cap II Fund commenced operations on August 12, 2004.

In each of the fiscal years ended December 31, 2004 and December 31, 2003, the aggregate Other Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2004A	2003A,B
Deloitte Entities	$850,000	$150,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2004 and December 31, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2004 and December 31, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2004 and December 31, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2004 and December 31, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2004 and December 31, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2004 and December 31, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) According to Deloitte Entities for the fiscal year ended December 31, 2004, the percentage of hours spent on the audit of each fund's financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of Deloitte Entities is as follows:

Fund	2004
Fidelity Advisor Mid Cap II Fund	0%
Fidelity Advisor Strategic Income Fund	0%

(g) For the fiscal years ended December 31, 2004 and December 31, 2003, the aggregate fees billed by Deloitte Entities of $1,350,000A and $1,350,000A,B for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2004A	2003A,B
Covered Services	$850,000	$150,000
Non-Covered Services	$500,000	$1,200,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the funds, taking into account representations from Deloitte Entities, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	February 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	February 24, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	February 24, 2005